JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 32.5%
Aerospace & Defense — 0.3%
Bombardier, Inc. (Canada)
6.00%, 10/15/2022(a)	338	338
7.50%, 12/1/2024(a)	589	604
7.50%, 3/15/2025(a)	5,000	5,038
BWX Technologies, Inc.
5.38%, 7/15/2026(a)	2,885	2,973
4.13%, 6/30/2028(a)	3,779	3,799
4.13%, 4/15/2029(a)	2,565	2,578
Howmet Aerospace, Inc.
5.13%, 10/1/2024	4,373	4,782
5.90%, 2/1/2027	3,054	3,544
6.75%, 1/15/2028	118	141
5.95%, 2/1/2037	110	128
Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027(a)	1,420	1,527
TransDigm, Inc. 6.25%, 3/15/2026(a)	7,142	7,528
Triumph Group, Inc.
5.25%, 6/1/2022	50	50
8.88%, 6/1/2024(a)	862	956
6.25%, 9/15/2024(a)	2,566	2,611
7.75%, 8/15/2025	2,540	2,597

		39,194

Air Freight & Logistics — 0.1%
XPO Logistics, Inc.
6.13%, 9/1/2023(a)	3,740	3,782
6.75%, 8/15/2024(a)	3,998	4,179

		7,961

Airlines — 0.2%
American Airlines, Inc.
5.50%, 4/20/2026(a)	6,246	6,574
5.75%, 4/20/2029(a)	5,681	6,094
Delta Air Lines, Inc.
4.50%, 10/20/2025(a)	1,852	1,999
4.75%, 10/20/2028(a)	2,592	2,830
United Airlines, Inc. 4.38%, 4/15/2026(a)	3,833	3,972

		21,469

Auto Components — 0.8%
Adient Global Holdings Ltd. 4.88%, 8/15/2026(a)	3,620	3,711
Allison Transmission, Inc.
4.75%, 10/1/2027(a)	3,298	3,438
5.88%, 6/1/2029(a)	8,526	9,251
3.75%, 1/30/2031(a)	4,441	4,263
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	9,630	9,945
6.25%, 3/15/2026	5,066	5,228
6.50%, 4/1/2027	3,140	3,330
6.88%, 7/1/2028	760	825
BorgWarner, Inc. 5.00%, 10/1/2025(a)	2,940	3,387
Clarios Global LP
6.75%, 5/15/2025(a)	1,500	1,607
6.25%, 5/15/2026(a)	4,409	4,708
8.50%, 5/15/2027(a)	2,780	3,023
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024(a)	140	158
5.63%, 11/15/2026(a)	884	760
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(a)	2,380	2,460
Dana, Inc.
5.38%, 11/15/2027	2,745	2,917
5.63%, 6/15/2028	2,747	2,963
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	2,003	2,057
5.00%, 7/15/2029(a)	943	962
5.25%, 4/30/2031	8,465	8,633
Icahn Enterprises LP
6.75%, 2/1/2024	370	377
4.75%, 9/15/2024	500	521
6.25%, 5/15/2026	2,691	2,845
IHO Verwaltungs GmbH (Germany) 4.75% (cash), 9/15/2026(a)(b)	4,960	5,078
Tenneco, Inc.
5.38%, 12/15/2024	540	543
5.00%, 7/15/2026	1,335	1,327
7.88%, 1/15/2029(a)	1,269	1,419
5.13%, 4/15/2029(a)	678	678

		86,414

Automobiles — 0.0%(c)
Ford Motor Co.
8.50%, 4/21/2023	813	907
4.35%, 12/8/2026	644	683
General Motors Co. 5.00%, 4/1/2035	240	285
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027(a)	1,000	950

		2,825

Banks — 2.3%
Banco do Brasil SA (Brazil) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 6/18/2024(d)(e)(f)(g)	8,400	9,307
Banco Industrial SA (Guatemala) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.44%), 4.88%, 1/29/2031(e)(f)	1,600	1,658

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Banco Mercantil del Norte SA (Mexico) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.47%), 7.50%, 6/27/2029(d)(e)(f)(g)	9,900	11,081
Bank of America Corp.
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024(d)(e)(g)	10,030	11,146
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(d)(e)(g)	716	806
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(d)(e)(g)	34	39
(SOFR + 1.32%), 2.69%, 4/22/2032(e)	34,390	34,868
Banque Centrale de Tunisie International Bond (Tunisia) 5.75%, 1/30/2025(f)	7,500	7,115
Barclays plc (United Kingdom) (USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(d)(e)(g)	9,750	10,701
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(d)(e)(g)	865	910
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(d)(e)(g)	4,714	5,176
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025(d)(e)(g)	21,230	21,655
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026(d)(e)(g)	10,050	10,125
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(d)(e)(g)	83	96
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(d)(e)(g)	15,850	19,208
Development Bank of the Republic of Belarus JSC (Belarus) 6.75%, 5/2/2024(a)	2,600	2,434
HSBC Holdings plc (United Kingdom)
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(d)(e)(g)	2,400	2,656
(USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 5/22/2027(d)(e)(g)	3,551	3,915
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030(d)(e)(g)	8,336	8,519
ING Groep NV (Netherlands) (USD ICE Swap Rate 5 Year + 5.12%), 6.87%, 4/16/2022(d)(e)(f)(g)	900	937
Intesa Sanpaolo SpA (Italy)
4.20%, 6/1/2032(a)	1,190	1,205
4.95%, 6/1/2042(a)	6,402	6,459
National Australia Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034(a)(e)	1,400	1,499
Natwest Group plc (United Kingdom)
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(d)(e)(g)	5,500	5,557
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025(d)(e)(g)	12,295	13,641
Societe Generale SA (France)
(USD Swap Semi 5 Year + 6.24%), 7.37%, 9/13/2021(a)(d)(e)(g)	739	750
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(a)(d)(e)(g)	9,770	11,479
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026(a)(d)(e)(g)	6,480	6,634
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030(a)(d)(e)(g)	5,000	5,219
Standard Chartered plc (United Kingdom) (USD Swap Semi 5 Year + 6.30%), 7.50%, 4/2/2022(a)(d)(e)(g)	500	522

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Truist Financial Corp. Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030(d)(e)(g)	5,000	5,588
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027(a)(e)	9,140	9,145
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035(a)(e)	5,096	5,511
Wells Fargo & Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026(d)(e)(g)	27,821	28,518

		264,079

Beverages — 0.0%(c)
Triton Water Holdings, Inc. 6.25%, 4/1/2029(a)	850	852

Biotechnology — 0.0%(c)
Emergent BioSolutions, Inc. 3.88%, 8/15/2028(a)	3,273	3,216

Building Products — 0.3%
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027(a)	125	130
Builders FirstSource, Inc. 6.75%, 6/1/2027(a)	1,516	1,622
James Hardie International Finance DAC 5.00%, 1/15/2028(a)	2,000	2,110
JELD-WEN, Inc.
6.25%, 5/15/2025(a)	1,015	1,086
4.63%, 12/15/2025(a)	740	753
4.88%, 12/15/2027(a)	950	981
Masonite International Corp.
5.75%, 9/15/2026(a)	3,330	3,464
5.38%, 2/1/2028(a)	4,160	4,399
PGT Innovations, Inc. 6.75%, 8/1/2026(a)	625	660
Standard Industries, Inc.
5.00%, 2/15/2027(a)	708	733
4.75%, 1/15/2028(a)	7,318	7,607
4.38%, 7/15/2030(a)	1,775	1,794
3.38%, 1/15/2031(a)	2,299	2,181
Summit Materials LLC
5.13%, 6/1/2025(a)	260	263
6.50%, 3/15/2027(a)	1,145	1,208
5.25%, 1/15/2029(a)	1,900	2,005

		30,996

Capital Markets — 0.9%
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.17%), 4.00%, 6/1/2026(d)(e)(g)	32,590	33,894
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030(d)(e)(g)	13,530	13,598
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%), 7.50%, 7/17/2023(a)(d)(e)(g)	9,000	9,711
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(a)(d)(e)(g)	7,000	7,614
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027(a)(d)(e)(g)	4,760	4,968
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.55%), 4.50%, 9/3/2030(a)(d)(e)(g)	11,740	11,418
Goldman Sachs Group, Inc. (The)
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(d)(e)(g)	5,070	5,096
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025(d)(e)(g)	4,072	4,327
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026(d)(e)(g)	2,240	2,243
MSCI, Inc.
5.38%, 5/15/2027(a)	2,543	2,709
4.00%, 11/15/2029(a)	4,370	4,532
3.63%, 9/1/2030(a)	1,000	1,009
UBS Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024(a)(d)(e)(g)	2,870	3,162
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(d)(e)(f)(g)	250	288
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025(d)(e)(f)(g)	2,303	2,614

		107,183

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Chemicals — 0.9%
Axalta Coating Systems LLC
4.75%, 6/15/2027(a)	7,907	8,283
3.38%, 2/15/2029(a)	5,538	5,344
Chemours Co. (The)
7.00%, 5/15/2025	7,858	8,075
5.75%, 11/15/2028(a)	4,265	4,559
CVR Partners LP 9.25%, 6/15/2023(a)	2,392	2,386
Element Solutions, Inc. 3.88%, 9/1/2028(a)	6,991	7,011
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(a)	3,485	3,576
Hexion, Inc. 7.88%, 7/15/2027(a)	4,010	4,321
Huntsman International LLC 5.13%, 11/15/2022	200	211
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(a)	4,804	4,830
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026(a)	4,670	4,664
Nouryon Holding BV (Netherlands) 8.00%, 10/1/2026(a)	6,070	6,411
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024(a)	4,470	4,686
5.00%, 5/1/2025(a)	1,272	1,354
5.25%, 6/1/2027(a)	8,184	8,758
Olin Corp. 5.63%, 8/1/2029	2,620	2,850
Rain CII Carbon LLC 7.25%, 4/1/2025(a)	150	154
Sasol Financing USA LLC (South Africa) 5.50%, 3/18/2031	2,900	3,017
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	2,625	2,753
4.50%, 10/15/2029	5,221	5,437
4.00%, 4/1/2031(a)	6,110	6,032
Trinseo Materials Operating SCA
5.38%, 9/1/2025(a)	4,026	4,101
5.13%, 4/1/2029(a)	6,275	6,425
W.R. Grace & Co.-Conn. 4.88%, 6/15/2027(a)	1,095	1,152

		106,390

Commercial Services & Supplies — 0.6%
ACCO Brands Corp. 4.25%, 3/15/2029(a)	7,952	7,833
ADT Security Corp. (The)
3.50%, 7/15/2022	980	997
4.13%, 6/15/2023	246	256
4.88%, 7/15/2032(a)	5,171	5,339
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	2,297	2,435
9.75%, 7/15/2027(a)	1,682	1,854
4.63%, 6/1/2028(a)	3,510	3,504
Aramark Services, Inc. 5.00%, 2/1/2028(a)	4,951	5,110
Atento Luxco 1 SA (Brazil) 8.00%, 2/10/2026(f)	1,000	1,087
Brink’s Co. (The) 4.63%, 10/15/2027(a)	3,320	3,403
Clean Harbors, Inc. 4.88%, 7/15/2027(a)	3,790	3,984
Covanta Holding Corp. 5.88%, 7/1/2025	1,390	1,435
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025(a)	7,014	7,182
5.13%, 12/15/2026(a)	1,095	1,152
4.00%, 8/1/2028(a)	1,220	1,177
3.50%, 9/1/2028(a)	1,400	1,363
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(a)	146	150
Nielsen Finance LLC 5.63%, 10/1/2028(a)	3,500	3,701
Prime Security Services Borrower LLC
5.25%, 4/15/2024(a)	653	695
5.75%, 4/15/2026(a)	5,845	6,393
Stericycle, Inc.
5.38%, 7/15/2024(a)	630	649
3.88%, 1/15/2029(a)	5,010	4,998

		64,697

Communications Equipment — 0.3%
CommScope Technologies LLC 6.00%, 6/15/2025(a)	4,288	4,375
CommScope, Inc.
5.50%, 3/1/2024(a)	170	175
6.00%, 3/1/2026(a)	12,676	13,316
8.25%, 3/1/2027(a)	4,945	5,279
Nokia OYJ (Finland) 4.38%, 6/12/2027	2,600	2,847
Plantronics, Inc. 4.75%, 3/1/2029(a)	6,980	6,650

		32,642

Construction & Engineering — 0.3%
AECOM 5.13%, 3/15/2027	5,208	5,761
Aeropuerto Internacional de Tocumen SA (Panama)
5.63%, 5/18/2036(f)	2,500	2,688
6.00%, 11/18/2048(f)	7,036	7,564
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034(f)	3,346	2,481

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Dycom Industries, Inc. 4.50%, 4/15/2029(a)	1,330	1,323
International Airport Finance SA (Ecuador) 12.00%, 3/15/2033(f)	8,580	8,838
MasTec, Inc. 4.50%, 8/15/2028(a)	3,825	3,992
Mexico City Airport Trust (Mexico) 5.50%, 10/31/2046(f)	5,500	5,444

		38,091

Construction Materials — 0.1%
Cemex SAB de CV (Mexico) 3.88%, 7/11/2031(a)	8,155	8,160

Consumer Finance — 1.0%
AerCap Ireland Capital DAC (Ireland)
5.00%, 10/1/2021	2,164	2,196
4.50%, 9/15/2023	2,900	3,115
Ally Financial, Inc.
5.75%, 11/20/2025	6,835	7,862
8.00%, 11/1/2031	418	590
Avolon Holdings Funding Ltd. (Ireland) 3.63%, 5/1/2022(a)	5,500	5,635
Curo Group Holdings Corp. 8.25%, 9/1/2025(a)	1,166	1,195
Ford Motor Credit Co. LLC
3.22%, 1/9/2022	934	943
2.98%, 8/3/2022	1,000	1,015
3.09%, 1/9/2023	5,350	5,450
4.14%, 2/15/2023	1,000	1,039
3.37%, 11/17/2023	3,669	3,786
4.06%, 11/1/2024	3,840	4,060
4.69%, 6/9/2025	8,930	9,600
5.13%, 6/16/2025	2,000	2,189
4.13%, 8/4/2025	3,708	3,930
3.38%, 11/13/2025	3,166	3,241
4.39%, 1/8/2026	1,500	1,598
4.54%, 8/1/2026	3,245	3,495
4.27%, 1/9/2027	22,263	23,426
4.13%, 8/17/2027	11,611	12,133
5.11%, 5/3/2029	1,000	1,096
4.00%, 11/13/2030	2,133	2,176
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 7.25% (PIK), 9/15/2024(a)(b)	3,844	3,784
Navient Corp. 6.13%, 3/25/2024	2,180	2,333
OneMain Finance Corp.
6.13%, 5/15/2022	245	255
5.63%, 3/15/2023	272	288
6.88%, 3/15/2025	935	1,057
7.13%, 3/15/2026	3,197	3,721
6.63%, 1/15/2028	4,603	5,223
Park Aerospace Holdings Ltd. (Ireland) 4.50%, 3/15/2023(a)	2,146	2,252

		118,683

Containers & Packaging — 0.7%
Ardagh Packaging Finance plc
6.00%, 2/15/2025(a)	2,246	2,314
4.13%, 8/15/2026(a)	3,270	3,347
5.25%, 8/15/2027(a)	10,592	10,684
Berry Global, Inc.
5.13%, 7/15/2023	52	52
4.50%, 2/15/2026(a)	311	318
4.88%, 7/15/2026(a)	7,076	7,475
Crown Americas LLC 4.75%, 2/1/2026	860	892
Greif, Inc. 6.50%, 3/1/2027(a)	3,435	3,607
Klabin Austria GmbH (Brazil) 7.00%, 4/3/2049(f)	5,630	6,984
LABL Escrow Issuer LLC 6.75%, 7/15/2026(a)	8,270	8,808
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(a)	8,460	8,538
7.25%, 4/15/2025(a)	5,950	5,853
OI European Group BV 4.00%, 3/15/2023(a)	14	14
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027(a)	10,280	10,100
Sealed Air Corp.
5.13%, 12/1/2024(a)	1,995	2,172
5.50%, 9/15/2025(a)	250	278
Smurfit Kappa Treasury Funding DAC (Ireland) 7.50%, 11/20/2025	950	1,178
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026(a)(h)	10,567	11,016
8.50%, 8/15/2027(a)(h)	1,545	1,660

		85,290

Distributors — 0.1%
Performance Food Group, Inc. 5.50%, 10/15/2027(a)	4,207	4,389
Wolverine Escrow LLC
8.50%, 11/15/2024(a)	2,536	2,479
9.00%, 11/15/2026(a)	5,834	5,717

		12,585

Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	535	646
4.63%, 12/15/2027	2,815	2,970
5.13%, 6/1/2029	5,309	5,746
3.38%, 8/15/2030	1,426	1,385
4.00%, 5/15/2031	500	509

		11,256

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Diversified Telecommunication Services — 2.7%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027(a)	8,198	9,165
6.00%, 2/15/2028(a)	995	975
Altice France SA (France)
7.38%, 5/1/2026(a)	6,794	7,065
8.13%, 2/1/2027(a)	5,602	6,106
5.50%, 1/15/2028(a)	3,500	3,580
5.13%, 1/15/2029(a)	416	412
5.13%, 7/15/2029(a)	5,313	5,268
CCO Holdings LLC
5.75%, 2/15/2026(a)	10,339	10,690
5.50%, 5/1/2026(a)	4,734	4,894
5.13%, 5/1/2027(a)	34,781	36,345
5.88%, 5/1/2027(a)	3,524	3,635
5.00%, 2/1/2028(a)	36,264	37,940
5.38%, 6/1/2029(a)	7,079	7,690
4.75%, 3/1/2030(a)	7,082	7,345
4.50%, 8/15/2030(a)	4,494	4,580
4.25%, 2/1/2031(a)	4,673	4,664
4.50%, 6/1/2033(a)	7,604	7,587
Cincinnati Bell, Inc.
7.00%, 7/15/2024(a)	3,730	3,842
8.00%, 10/15/2025(a)	2,325	2,459
DKT Finance ApS (Denmark) 9.38%, 6/17/2023(a)	1,150	1,179
Embarq Corp. 8.00%, 6/1/2036	1,643	1,857
Frontier Communications Holdings LLC
5.88%, 10/15/2027(a)	6,125	6,508
5.00%, 5/1/2028(a)	1,635	1,676
5.88%, 11/1/2029	60	61
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023(i)	8,602	5,011
8.00%, 2/15/2024(a)(h)(i)	5,129	5,304
8.50%, 10/15/2024(a)(i)	5,163	3,060
9.75%, 7/15/2025(a)(i)	1,765	1,033
Level 3 Financing, Inc.
5.38%, 5/1/2025	4,436	4,534
5.25%, 3/15/2026	4,666	4,809
4.63%, 9/15/2027(a)	9,916	10,186
4.25%, 7/1/2028(a)	2,135	2,140
3.63%, 1/15/2029(a)	5,000	4,806
Liquid Telecommunications Financing plc (South Africa)
8.50%, 7/13/2022(f)	511	515
5.50%, 9/4/2026(a)	2,500	2,597
Lumen Technologies, Inc.
Series W, 6.75%, 12/1/2023	2,388	2,631
Series Y, 7.50%, 4/1/2024	10,252	11,482
5.63%, 4/1/2025	3,371	3,616
5.13%, 12/15/2026(a)	6,300	6,526
4.00%, 2/15/2027(a)	5,090	5,154
Series G, 6.88%, 1/15/2028	17	19
4.50%, 1/15/2029(a)	1,500	1,451
SES GLOBAL Americas Holdings GP (Luxembourg) 5.30%, 3/25/2044(a)	110	126
Sprint Capital Corp.
6.88%, 11/15/2028	148	185
8.75%, 3/15/2032	17,860	26,477
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	6,765	7,814
6.00%, 9/30/2034	2,211	2,443
7.72%, 6/4/2038	3,920	5,132
Telecom Italia SpA (Italy) 5.30%, 5/30/2024(a)	500	544
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029(a)	6,015	6,429
Zayo Group Holdings, Inc. 4.00%, 3/1/2027(a)	7,531	7,362

		306,909

Electric Utilities — 0.6%
Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/2030(a)	500	562
Comision Federal de Electricidad (Mexico) 4.68%, 2/9/2051(a)	2,366	2,227
Eskom Holdings SOC Ltd. (South Africa)
7.13%, 2/11/2025(f)	5,700	6,039
8.45%, 8/10/2028(f)	4,400	4,959
FEL Energy VI SARL (Mexico) 5.75%, 12/1/2040(a)	9,729	10,217
Fenix Power Peru SA (Peru) 4.32%, 9/20/2027(f)	3,499	3,556
Instituto Costarricense de Electricidad (Costa Rica)
6.95%, 11/10/2021(f)	4,700	4,723
6.38%, 5/15/2043(f)	690	592
NextEra Energy Operating Partners LP
4.25%, 7/15/2024(a)	213	225
4.25%, 9/15/2024(a)	4	4
4.50%, 9/15/2027(a)	201	219
NRG Energy, Inc.
7.25%, 5/15/2026	4,315	4,482
6.63%, 1/15/2027	1,995	2,070
5.75%, 1/15/2028	3,807	4,035
3.38%, 2/15/2029(a)	3,000	2,893
5.25%, 6/15/2029(a)	1,094	1,149
3.63%, 2/15/2031(a)	900	863
PG&E Corp. 5.00%, 7/1/2028	4,100	4,080
Trinidad Generation UnLtd (Trinidad and Tobago) 5.25%, 11/4/2027(f)	2,000	2,050

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Vistra Operations Co. LLC
5.50%, 9/1/2026(a)	501	517
5.63%, 2/15/2027(a)	4,471	4,639
5.00%, 7/31/2027(a)	7,975	8,144
4.38%, 5/1/2029(a)	1,336	1,344

		69,589

Electrical Equipment — 0.1%
Sensata Technologies BV
4.88%, 10/15/2023(a)	255	272
5.63%, 11/1/2024(a)	200	222
5.00%, 10/1/2025(a)	1,007	1,119
4.00%, 4/15/2029(a)	7,400	7,413

		9,026

Electronic Equipment, Instruments & Components — 0.2%
CDW LLC
5.50%, 12/1/2024	1,190	1,330
4.13%, 5/1/2025	255	267
4.25%, 4/1/2028	10,708	11,175
3.25%, 2/15/2029	1,000	1,016
Sensata Technologies, Inc.
4.38%, 2/15/2030(a)	5,284	5,456
3.75%, 2/15/2031(a)	3,990	3,895

		23,139

Energy Equipment & Services — 0.2%
Archrock Partners LP 6.88%, 4/1/2027(a)	1,701	1,803
Guara Norte SARL (Brazil) 5.20%, 6/15/2034(a)	5,280	5,323
Nabors Industries Ltd. 7.25%, 1/15/2026(a)	3,575	3,110
Nabors Industries, Inc. 5.75%, 2/1/2025	414	344
Precision Drilling Corp. (Canada)
7.75%, 12/15/2023	75	76
5.25%, 11/15/2024	201	196
7.13%, 1/15/2026(a)	3,376	3,416
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	4,322	4,290
Transocean Poseidon Ltd. 6.88%, 2/1/2027(a)	259	252
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	241	238
Transocean, Inc. 11.50%, 1/30/2027(a)	966	962

		20,010

Entertainment — 0.5%
AMC Entertainment Holdings, Inc.
10.50%, 4/24/2026(a)	915	984
12.00% (PIK), 6/15/2026(a)(b)	2,541	2,361
Cinemark USA, Inc. 4.88%, 6/1/2023	3,581	3,585
Live Nation Entertainment, Inc.
4.88%, 11/1/2024(a)	7,050	7,178
5.63%, 3/15/2026(a)	643	670
6.50%, 5/15/2027(a)	5,795	6,396
4.75%, 10/15/2027(a)	5,305	5,418
3.75%, 1/15/2028(a)	315	314
Netflix, Inc.
5.88%, 2/15/2025	50	58
4.88%, 4/15/2028	6,345	7,299
5.88%, 11/15/2028	9,585	11,597
5.38%, 11/15/2029(a)	952	1,126
4.88%, 6/15/2030(a)	2,855	3,290
WMG Acquisition Corp. 3.88%, 7/15/2030(a)	1,510	1,521

		51,797

Equity Real Estate Investment Trusts (REITs) — 0.6%
ESH Hospitality, Inc. 4.63%, 10/1/2027(a)	1,915	2,025
Iron Mountain, Inc.
4.88%, 9/15/2027(a)	4,840	5,017
5.25%, 3/15/2028(a)	763	797
5.00%, 7/15/2028(a)	417	430
4.88%, 9/15/2029(a)	1,325	1,358
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	4,022	4,318
4.63%, 6/15/2025(a)	3,553	3,766
4.50%, 9/1/2026	1,000	1,058
5.75%, 2/1/2027	2,400	2,657
3.88%, 2/15/2029(a)	1,950	1,973
MPT Operating Partnership LP 4.63%, 8/1/2029	1,472	1,560
RHP Hotel Properties LP
4.75%, 10/15/2027	12,666	12,866
4.50%, 2/15/2029(a)	600	597
SBA Communications Corp.
4.88%, 9/1/2024	1,225	1,250
3.88%, 2/15/2027	4,386	4,485
3.13%, 2/1/2029(a)	2,042	1,960
Uniti Group LP 7.13%, 12/15/2024(a)	65	67
VICI Properties LP
3.50%, 2/15/2025(a)	1,480	1,508
4.25%, 12/1/2026(a)	5,978	6,150
3.75%, 2/15/2027(a)	10,051	10,164
4.63%, 12/1/2029(a)	1,532	1,594
4.13%, 8/15/2030(a)	2,240	2,274

		67,874

Food & Staples Retailing — 0.4%
Albertsons Cos., Inc.
5.75%, 3/15/2025	2,858	2,929
3.25%, 3/15/2026(a)	6,587	6,628
7.50%, 3/15/2026(a)	2,682	2,956
4.63%, 1/15/2027(a)	6,791	7,029
5.88%, 2/15/2028(a)	1,317	1,399
3.50%, 3/15/2029(a)	6,944	6,659
4.88%, 2/15/2030(a)	1,867	1,946
Cencosud SA (Chile) 6.63%, 2/12/2045(f)	2,600	3,289

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Albertsons LP
6.63%, 6/1/2028	8	9
7.45%, 8/1/2029	113	131
8.00%, 5/1/2031	870	1,067
Rite Aid Corp.
7.50%, 7/1/2025(a)	8,338	8,651
8.00%, 11/15/2026(a)	7,211	7,485
Tesco plc (United Kingdom) 6.15%, 11/15/2037(a)	870	1,123

		51,301

Food Products — 0.4%
B&G Foods, Inc.
5.25%, 4/1/2025	2,741	2,816
5.25%, 9/15/2027	420	434
Darling Ingredients, Inc. 5.25%, 4/15/2027(a)	1,640	1,714
Dole Food Co., Inc. 7.25%, 6/15/2025(a)	650	663
JBS USA LUX SA
6.75%, 2/15/2028(a)	1,253	1,369
6.50%, 4/15/2029(a)	757	847
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)	2,568	2,655
4.88%, 11/1/2026(a)	7,304	7,565
4.88%, 5/15/2028(a)	585	643
MARB BondCo plc (Brazil) 3.95%, 1/29/2031(a)	6,242	5,975
Pilgrim’s Pride Corp. 5.88%, 9/30/2027(a)	397	422
Post Holdings, Inc.
5.75%, 3/1/2027(a)	2,962	3,096
5.63%, 1/15/2028(a)	4,524	4,779
5.50%, 12/15/2029(a)	7,450	7,957
4.63%, 4/15/2030(a)	3,055	3,072
4.50%, 9/15/2031(a)	2,000	1,978
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026(a)	3,000	3,038
TreeHouse Foods, Inc. 4.00%, 9/1/2028	1,450	1,442

		50,465

Gas Utilities — 0.1%
AmeriGas Partners LP
5.63%, 5/20/2024	189	208
5.50%, 5/20/2025	3,952	4,342
5.88%, 8/20/2026	2,038	2,272
5.75%, 5/20/2027	1,637	1,817

		8,639

Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc. 4.63%, 7/15/2028(a)	5,557	5,784
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027(a)	3,560	3,689
Hologic, Inc.
4.63%, 2/1/2028(a)	851	885
3.25%, 2/15/2029(a)	10,108	9,854
Teleflex, Inc.
4.88%, 6/1/2026	464	475
4.25%, 6/1/2028(a)	1,000	1,032

		21,719

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc. 5.00%, 4/15/2029(a)	165	171
Centene Corp.
5.38%, 6/1/2026(a)	9,490	9,886
5.38%, 8/15/2026(a)	2,000	2,093
4.25%, 12/15/2027	9,301	9,766
4.63%, 12/15/2029	11,130	12,014
3.38%, 2/15/2030	1,140	1,151
Community Health Systems, Inc.
8.00%, 3/15/2026(a)	2,146	2,297
5.63%, 3/15/2027(a)	3,946	4,134
6.00%, 1/15/2029(a)	1,194	1,249
4.75%, 2/15/2031(a)	2,165	2,123
DaVita, Inc.
4.63%, 6/1/2030(a)	6,033	6,153
3.75%, 2/15/2031(a)	5,798	5,559
Encompass Health Corp.
5.75%, 9/15/2025	1,960	2,019
4.50%, 2/1/2028	11,708	12,088
4.75%, 2/1/2030	1,636	1,716
4.63%, 4/1/2031	151	160
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	1,122	773
HCA, Inc.
5.38%, 2/1/2025	8,413	9,412
5.88%, 2/15/2026	23,266	26,582
5.25%, 6/15/2026	145	169
5.38%, 9/1/2026	10,441	11,811
5.63%, 9/1/2028	15,341	17,834
5.88%, 2/1/2029	19,680	23,099
3.50%, 9/1/2030	3,765	3,869
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)	1,018	947
Tenet Healthcare Corp.
4.63%, 7/15/2024	7,504	7,612
4.63%, 9/1/2024(a)	686	701
5.13%, 5/1/2025	6,059	6,142
4.88%, 1/1/2026(a)	14,143	14,602
6.25%, 2/1/2027(a)	10,278	10,715
5.13%, 11/1/2027(a)	11,258	11,751
4.63%, 6/15/2028(a)	4,843	4,940
4.25%, 6/1/2029(a)	3,027	3,026

		226,564

Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026(a)	9,503	9,859
5.00%, 5/15/2027(a)	6,747	7,065

		16,924

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hotels, Restaurants & Leisure — 1.3%
1011778 BC ULC (Canada)
4.25%, 5/15/2024(a)	853	861
5.75%, 4/15/2025(a)	1,971	2,082
3.88%, 1/15/2028(a)	4,224	4,240
4.00%, 10/15/2030(a)	4,005	3,880
Boyd Gaming Corp.
6.38%, 4/1/2026	3,569	3,688
6.00%, 8/15/2026	1,625	1,689
Boyne USA, Inc. 4.75%, 5/15/2029(a)	935	966
Caesars Resort Collection LLC
5.75%, 7/1/2025(a)	2,490	2,611
5.25%, 10/15/2025(a)	2,240	2,259
Cedar Fair LP
5.50%, 5/1/2025(a)	4,890	5,110
5.38%, 4/15/2027	24	25
5.25%, 7/15/2029	3,475	3,536
Cirsa Finance International SARL (Spain) 7.88%, 12/20/2023(a)	1,820	1,852
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(a)	726	711
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	851	887
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025(a)	3,907	4,113
5.75%, 5/1/2028(a)	3,500	3,767
3.75%, 5/1/2029(a)	3,700	3,709
4.88%, 1/15/2030	1,404	1,494
4.00%, 5/1/2031(a)	540	545
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	459	482
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	6,455	6,724
International Game Technology plc
6.50%, 2/15/2025(a)	1,825	2,022
4.13%, 4/15/2026(a)	200	207
6.25%, 1/15/2027(a)	3,445	3,903
KFC Holding Co.
5.25%, 6/1/2026(a)	1,310	1,344
4.75%, 6/1/2027(a)	1,440	1,524
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026	3,565	3,715
4.75%, 1/15/2028	18	18
Merlin Entertainments Ltd. (United Kingdom) 5.75%, 6/15/2026(a)	3,050	3,208
MGM Resorts International
6.00%, 3/15/2023	745	795
5.75%, 6/15/2025	3,508	3,855
4.63%, 9/1/2026	1,954	2,056
5.50%, 4/15/2027	1,675	1,817
Motion Bondco DAC (United Kingdom) 6.63%, 11/15/2027(a)	500	506
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023(a)	1,180	1,354
11.50%, 6/1/2025(a)	3,418	3,956
Scientific Games International, Inc. 5.00%, 10/15/2025(a)	4,321	4,451
Six Flags Entertainment Corp.
4.88%, 7/31/2024(a)	6,929	6,981
5.50%, 4/15/2027(a)	3,160	3,281
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(a)	2,071	2,227
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026(a)	4,236	4,407
Station Casinos LLC
5.00%, 10/1/2025(a)	1,658	1,692
4.50%, 2/15/2028(a)	760	768
Travel + Leisure Co.
4.25%, 3/1/2022	8	8
6.60%, 10/1/2025(h)	143	161
6.00%, 4/1/2027(h)	1,508	1,668
Vail Resorts, Inc. 6.25%, 5/15/2025(a)	4,806	5,106
Wynn Las Vegas LLC
5.50%, 3/1/2025(a)	5,189	5,532
5.25%, 5/15/2027(a)	670	709
Wynn Resorts Finance LLC
7.75%, 4/15/2025(a)	1,220	1,312
5.13%, 10/1/2029(a)	12,045	12,476
Yum! Brands, Inc.
7.75%, 4/1/2025(a)	560	609
4.75%, 1/15/2030(a)	4,363	4,666
3.63%, 3/15/2031	1,968	1,943
4.63%, 1/31/2032	2,654	2,774

		146,282

Household Durables — 0.3%
Lennar Corp.
5.88%, 11/15/2024	117	134
4.75%, 5/30/2025	874	980
5.25%, 6/1/2026	4,166	4,811
5.00%, 6/15/2027	1,100	1,275
Newell Brands, Inc.
4.88%, 6/1/2025	1,700	1,893
4.70%, 4/1/2026(h)	8,861	9,958
5.87%, 4/1/2036(h)	2,780	3,451
PulteGroup, Inc. 5.00%, 1/15/2027	747	871
Tempur Sealy International, Inc.
5.50%, 6/15/2026	6,754	6,946
4.00%, 4/15/2029(a)	6,450	6,463
Toll Brothers Finance Corp. 3.80%, 11/1/2029	595	634

		37,416

Household Products — 0.3%
Central Garden & Pet Co.
5.13%, 2/1/2028	6,685	7,028
4.13%, 10/15/2030	2,750	2,805

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Energizer Holdings, Inc.
4.75%, 6/15/2028(a)	8,558	8,687
4.38%, 3/31/2029(a)	7,494	7,400
Spectrum Brands, Inc.
5.75%, 7/15/2025	1,474	1,511
5.00%, 10/1/2029(a)	7,056	7,443
5.50%, 7/15/2030(a)	2,217	2,378
3.88%, 3/15/2031(a)	1,935	1,882

		39,134

Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
5.25%, 6/1/2026(a)	5,982	6,157
4.63%, 2/1/2029(a)	1,000	975
5.00%, 2/1/2031(a)	1,000	970
Clearway Energy Operating LLC 5.00%, 9/15/2026	316	325
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029(f)	4,903	5,250

		13,677

Insurance — 0.0%(c)
Massachusetts Mutual Life Insurance Co. (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069(a)(e)	600	715

Internet & Direct Marketing Retail — 0.1%
Go Daddy Operating Co. LLC 5.25%, 12/1/2027(a)	551	576
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(a)	5,808	6,347

		6,923

IT Services — 0.2%
Exela Intermediate LLC 10.00%, 7/15/2023(a)	998	342
Gartner, Inc.
4.50%, 7/1/2028(a)	11,528	12,133
3.75%, 10/1/2030(a)	5,330	5,350
Square, Inc.
2.75%, 6/1/2026(a)	4,470	4,506
3.50%, 6/1/2031(a)	4,549	4,549

		26,880

Leisure Products — 0.1%
Mattel, Inc.
3.15%, 3/15/2023	765	782
6.75%, 12/31/2025(a)	1,563	1,645
3.38%, 4/1/2026(a)	2,468	2,558
5.88%, 12/15/2027(a)	2,665	2,925
3.75%, 4/1/2029(a)	1,214	1,243
Vista Outdoor, Inc. 4.50%, 3/15/2029(a)	1,131	1,125

		10,278

Machinery — 0.1%
Colfax Corp. 6.38%, 2/15/2026(a)	1,143	1,202
Hillman Group, Inc. (The) 6.38%, 7/15/2022(a)	130	130
Mueller Water Products, Inc. 4.00%, 6/15/2029(a)	6,320	6,447
RBS Global, Inc. 4.88%, 12/15/2025(a)	2,525	2,585
SPX FLOW, Inc. 5.88%, 8/15/2026(a)	2,457	2,543
TriMas Corp. 4.13%, 4/15/2029(a)	255	256
Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027(a)	2,085	2,168
Wabash National Corp. 5.50%, 10/1/2025(a)	660	678

Welbilt, Inc. 9.50%, 2/15/2024	295	310

		16,319

Marine — 0.1%
MV24 Capital BV (Brazil)
6.75%, 6/1/2034(a)	4,173	4,476
6.75%, 6/1/2034(f)	2,839	3,045

		7,521

Media — 2.6%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026(a)	9,710	10,113
AMC Networks, Inc.
5.00%, 4/1/2024	1,086	1,097
4.75%, 8/1/2025	1,785	1,831
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028(a)	3,627	3,716
7.50%, 6/1/2029(a)	6,759	6,741
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	2,808	2,947
5.13%, 8/15/2027(a)	18,613	18,794
CSC Holdings LLC
6.75%, 11/15/2021	115	118
5.25%, 6/1/2024	1,168	1,266
5.50%, 4/15/2027(a)	2,075	2,179
5.38%, 2/1/2028(a)	5,167	5,432
6.50%, 2/1/2029(a)	20,145	22,037
4.50%, 11/15/2031(a)	5,619	5,595
Diamond Sports Group LLC 5.38%, 8/15/2026(a)	4,545	3,363
DISH DBS Corp.
6.75%, 6/1/2021	730	730
5.88%, 7/15/2022	1,830	1,903
5.00%, 3/15/2023	4,714	4,897
5.88%, 11/15/2024	46,555	49,556
7.75%, 7/1/2026	6,030	6,850
Entercom Media Corp. 6.50%, 5/1/2027(a)	2,233	2,278
GCI LLC 4.75%, 10/15/2028(a)	3,160	3,223

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Gray Television, Inc.
5.88%, 7/15/2026(a)	1,237	1,278
7.00%, 5/15/2027(a)	3,427	3,705
iHeartCommunications, Inc.
6.38%, 5/1/2026	6,843	7,310
8.38%, 5/1/2027	1,354	1,448
5.25%, 8/15/2027(a)	8,786	9,094
Lamar Media Corp.
3.75%, 2/15/2028	710	716
4.88%, 1/15/2029	300	316
4.00%, 2/15/2030	2,500	2,513
Liberty Interactive LLC 8.25%, 2/1/2030	275	315
Meredith Corp.
6.50%, 7/1/2025(a)	1,000	1,077
6.88%, 2/1/2026	6,140	6,413
Midcontinent Communications 5.38%, 8/15/2027(a)	326	339
News Corp. 3.88%, 5/15/2029(a)	3,242	3,270
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027(a)	9,453	9,997
4.75%, 11/1/2028(a)	10,710	10,910
Outfront Media Capital LLC 5.00%, 8/15/2027(a)	3,463	3,590
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	220	233
Scripps Escrow II, Inc. 3.88%, 1/15/2029(a)	3,060	2,976
Sinclair Television Group, Inc.
5.88%, 3/15/2026(a)	184	188
5.13%, 2/15/2027(a)	3,860	3,865
4.13%, 12/1/2030(a)	4,420	4,298
Sirius XM Radio, Inc.
4.63%, 7/15/2024(a)	202	207
5.38%, 7/15/2026(a)	6,764	6,976
5.00%, 8/1/2027(a)	22,445	23,455
5.50%, 7/1/2029(a)	4,909	5,314
4.13%, 7/1/2030(a)	731	733
TEGNA, Inc.
4.63%, 3/15/2028	1,360	1,389
5.00%, 9/15/2029	2,757	2,822
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028(a)	2,400	2,527
Univision Communications, Inc. 4.50%, 5/1/2029(a)	2,144	2,170
UPC Broadband Finco BV (Netherlands) 4.88%, 7/15/2031(a)	3,685	3,680
UPC Holding BV (Netherlands) 5.50%, 1/15/2028(a)	2,900	3,031
ViacomCBS, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(e)	530	540
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(e)	1,712	1,957
Videotron Ltd. (Canada)
5.38%, 6/15/2024(a)	190	207
5.13%, 4/15/2027(a)	9,212	9,627
Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027(a)	1,050	1,096
Ziggo BV (Netherlands)
5.50%, 1/15/2027(a)	2,063	2,138
4.88%, 1/15/2030(a)	2,750	2,818

		299,204

Metals & Mining — 0.7%
Alcoa Nederland Holding BV
7.00%, 9/30/2026(a)	4,515	4,730
5.50%, 12/15/2027(a)	1,200	1,300
6.13%, 5/15/2028(a)	2,625	2,858
Allegheny Technologies, Inc. 5.88%, 12/1/2027	735	778
ArcelorMittal SA (Luxembourg) 7.25%, 10/15/2039(h)	200	275
Arconic Corp.
6.00%, 5/15/2025(a)	3,725	3,978
6.13%, 2/15/2028(a)	6,239	6,640
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026(a)	2,500	2,700
4.63%, 3/1/2029(a)	2,147	2,210
Commercial Metals Co.
4.88%, 5/15/2023	40	42
5.38%, 7/15/2027	359	379
Constellium SE
5.75%, 5/15/2024(a)	1,534	1,551
5.88%, 2/15/2026(f)	2,150	2,207
5.63%, 6/15/2028(a)	700	742
3.75%, 4/15/2029(a)	1,000	971
FMG Resources August 2006 Pty. Ltd. (Australia)
5.13%, 5/15/2024(a)	174	190
4.50%, 9/15/2027(a)	1,830	1,987
4.38%, 4/1/2031(a)	4,170	4,357
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,000	1,084
5.00%, 9/1/2027	1,500	1,583
4.13%, 3/1/2028	2,488	2,596
4.38%, 8/1/2028	2,060	2,174
4.25%, 3/1/2030	1,930	2,076
5.40%, 11/14/2034	98	116
5.45%, 3/15/2043	2,072	2,502
Glencore Finance Canada Ltd. (Switzerland) 6.00%, 11/15/2041(a)	685	881

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Indonesia Asahan Aluminium Persero PT (Indonesia) 6.76%, 11/15/2048(f)	7,500	9,531
Kaiser Aluminum Corp. 4.63%, 3/1/2028(a)	4,015	4,102
Nexa Resources SA (Peru) 5.38%, 5/4/2027(f)	2,900	3,006
Novelis Corp.
5.88%, 9/30/2026(a)	3,762	3,923
4.75%, 1/30/2030(a)	3,120	3,276

		74,745

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Arbor Realty Trust, Inc.
Series QIB, REIT, 5.00%, 4/30/2026(a)	15,000	14,986
Series QIB, REIT, 4.50%, 3/15/2027(a)	20,000	19,633

		34,619

Multiline Retail — 0.1%
Macy’s, Inc. 8.38%, 6/15/2025(a)	3,100	3,426
NMG Holding Co., Inc. 7.13%, 4/1/2026(a)	6,175	6,518

		9,944

Multi-Utilities — 0.1%
Sempra Energy (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025(d)(e)(g)	9,803	10,636

Oil, Gas & Consumable Fuels — 4.2%
AI Candelaria Spain SLU (Colombia)
7.50%, 12/15/2028(f)	2,304	2,609
5.75%, 6/15/2033(a)	5,974	5,974
Antero Midstream Partners LP
5.38%, 9/15/2024	5,828	5,984
7.88%, 5/15/2026(a)	650	721
5.75%, 3/1/2027(a)	3,506	3,612
5.75%, 1/15/2028(a)	1,369	1,408
5.38%, 6/15/2029(a)	2,985	3,022
Antero Resources Corp.
5.63%, 6/1/2023	300	300
5.00%, 3/1/2025	1,000	1,024
8.38%, 7/15/2026(a)	2,582	2,910
7.63%, 2/1/2029(a)	1,543	1,697
Apache Corp.
4.63%, 11/15/2025	2,304	2,445
4.88%, 11/15/2027	1,340	1,407
4.38%, 10/15/2028	900	923
Ascent Resources Utica Holdings LLC 7.00%, 11/1/2026(a)	3,495	3,591
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025(d)(e)(g)	17,690	18,774
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030(d)(e)(g)	7,880	8,496
Buckeye Partners LP
4.15%, 7/1/2023	2,211	2,287
4.13%, 3/1/2025(a)	1,931	1,991
3.95%, 12/1/2026	5,740	5,826
4.13%, 12/1/2027	4,490	4,468
4.50%, 3/1/2028(a)	1,972	1,972
5.60%, 10/15/2044	900	865
California Resources Corp. 7.13%, 2/1/2026(a)	5,409	5,598
Callon Petroleum Co.
6.25%, 4/15/2023	1,687	1,593
6.13%, 10/1/2024	294	271
6.38%, 7/1/2026	159	142
Cenovus Energy, Inc. (Canada) 5.38%, 7/15/2025	2,950	3,366
Cheniere Energy Partners LP
5.63%, 10/1/2026	2,532	2,636
4.50%, 10/1/2029	5,105	5,399
4.00%, 3/1/2031(a)	1,871	1,931
Cheniere Energy, Inc. 4.63%, 10/15/2028(a)	9,310	9,776
Comstock Resources, Inc.
7.50%, 5/15/2025(a)	3,842	3,976
9.75%, 8/15/2026	4,210	4,571
6.75%, 3/1/2029(a)	3,026	3,163
Continental Resources, Inc.
4.50%, 4/15/2023	1,000	1,044
5.75%, 1/15/2031(a)	3,153	3,700
Crestwood Midstream Partners LP
5.75%, 4/1/2025	229	235
5.63%, 5/1/2027(a)	4,235	4,362
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.37%, 12/15/2022(d)(e)(g)	235	225
DCP Midstream Operating LP
3.88%, 3/15/2023	350	363
5.38%, 7/15/2025	4,290	4,700
5.63%, 7/15/2027	2,000	2,200
6.75%, 9/15/2037(a)	124	145
5.60%, 4/1/2044	25	26
DT Midstream, Inc.
4.13%, 6/15/2029(a)(j)	3,049	3,060
4.38%, 6/15/2031(a)(j)	1,525	1,533
Ecopetrol SA (Colombia) 5.88%, 5/28/2045	5,145	5,312

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028(a)	4,570	4,579
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024(f)	3,732	3,841
4.88%, 3/30/2026(f)	2,711	2,805
Energy Transfer LP
Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028(d)(e)(g)	223	216
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030(d)(e)(g)	4,442	4,613
5.35%, 5/15/2045	740	830
5.30%, 4/15/2047	430	479
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(d)(e)(g)	460	347
4.40%, 4/1/2024	374	388
4.15%, 6/1/2025	4,292	4,380
4.85%, 7/15/2026	1,215	1,227
EQM Midstream Partners LP
4.75%, 7/15/2023	689	720
6.00%, 7/1/2025(a)	5,732	6,205
6.50%, 7/1/2027(a)	235	258
4.50%, 1/15/2029(a)	2,094	2,094
4.75%, 1/15/2031(a)	6,133	6,171
EQT Corp.
3.13%, 5/15/2026(a)	1,594	1,625
3.90%, 10/1/2027	3,500	3,738
5.00%, 1/15/2029	1,000	1,110
3.63%, 5/15/2031(a)	1,305	1,344
ESC Co.
6.63%, 5/1/2023‡(i)	3,075	77
6.00%, 10/15/2024‡(i)	6,189	154
6.38%, 1/15/2026‡(i)	27	1
Genesis Energy LP
6.50%, 10/1/2025	515	518
6.25%, 5/15/2026	1,675	1,654
8.00%, 1/15/2027	2,478	2,546
7.75%, 2/1/2028	2,665	2,681
Greenko Solar Mauritius Ltd. (India) 5.55%, 1/29/2025(f)	1,013	1,041
Gulfport Energy Corp. 8.00%, 5/17/2026	2,745	2,965
Hess Midstream Operations LP 5.63%, 2/15/2026(a)	2,500	2,592
Hilcorp Energy I LP 6.25%, 11/1/2028(a)	292	307
Holly Energy Partners LP 5.00%, 2/1/2028(a)	75	77
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025(f)	2,490	2,733
6.50%, 6/30/2027(f)	5,000	5,546
6.75%, 6/30/2030(f)	1,553	1,741
Matador Resources Co. 5.88%, 9/15/2026	455	457
Medco Bell Pte. Ltd. (Indonesia) 6.38%, 1/30/2027(f)	3,800	3,905
Medco Platinum Road Pte. Ltd. (Indonesia) 6.75%, 1/30/2025(f)	2,900	3,039
MEG Energy Corp. (Canada)
6.50%, 1/15/2025(a)	5,949	6,150
7.13%, 2/1/2027(a)	2,262	2,426
MPLX LP 4.50%, 4/15/2038	750	831
Murphy Oil Corp. 5.75%, 8/15/2025	2,680	2,753
NAK Naftogaz Ukraine via Kondor Finance plc (Ukraine) 7.63%, 11/8/2026(f)	4,700	4,760
NGL Energy Operating LLC 7.50%, 2/1/2026(a)	3,757	3,910
NuStar Logistics LP
5.75%, 10/1/2025	1,832	1,950
6.00%, 6/1/2026	1,814	1,943
5.63%, 4/28/2027	336	355
6.38%, 10/1/2030	1,674	1,833
Occidental Petroleum Corp.
2.70%, 8/15/2022	371	373
2.90%, 8/15/2024	3,000	2,993
3.50%, 6/15/2025	1,000	1,001
8.00%, 7/15/2025	2,604	3,063
5.88%, 9/1/2025	3,825	4,144
5.50%, 12/1/2025	1,000	1,075
5.55%, 3/15/2026	2,919	3,116
3.40%, 4/15/2026	12,400	12,089
3.20%, 8/15/2026	960	925
3.00%, 2/15/2027	1,348	1,274
8.50%, 7/15/2027	2,762	3,354
6.38%, 9/1/2028	2,225	2,474
8.88%, 7/15/2030	3,112	3,989
6.63%, 9/1/2030	1,225	1,404
6.13%, 1/1/2031	2,412	2,675
4.50%, 7/15/2044	900	779
Oil and Gas Holding Co. BSCC (The) (Bahrain)
7.63%, 11/7/2024(f)	1,400	1,570
8.38%, 11/7/2028(f)	3,200	3,740
PBF Holding Co. LLC 6.00%, 2/15/2028	3,460	2,552
PBF Logistics LP 6.88%, 5/15/2023	59	59
Peru LNG Srl (Peru) 5.38%, 3/22/2030(f)	11,900	9,351

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Petrobras Global Finance BV (Brazil)
6.90%, 3/19/2049	2,000	2,312
6.85%, 6/5/2115	1,000	1,119
Petroleos del Peru SA (Peru) 5.63%, 6/19/2047(a)	5,460	5,603
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	7,100	7,844
5.35%, 2/12/2028	4,500	4,433
6.38%, 1/23/2045	5,548	4,758
7.69%, 1/23/2050	3,900	3,756
6.95%, 1/28/2060	20,390	17,912
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022(d)(e)(g)	475	411
Range Resources Corp.
5.00%, 3/15/2023	5,295	5,448
9.25%, 2/1/2026	50	55
8.25%, 1/15/2029(a)	3,158	3,521
SM Energy Co.
6.13%, 11/15/2022	3,580	3,557
5.00%, 1/15/2024	38	37
6.75%, 9/15/2026	179	179
6.63%, 1/15/2027	2,778	2,784
Southwestern Energy Co.
6.45%, 1/23/2025(h)	4,215	4,616
7.50%, 4/1/2026	4,275	4,517
7.75%, 10/1/2027	160	174
State Oil Co. of the Azerbaijan Republic (Azerbaijan) 6.95%, 3/18/2030(f)	1,860	2,317
Sunoco LP
6.00%, 4/15/2027	1,250	1,306
4.50%, 5/15/2029(a)	144	143
Tallgrass Energy Partners LP
5.50%, 9/15/2024(a)	888	906
7.50%, 10/1/2025(a)	4,665	5,093
6.00%, 3/1/2027(a)	2,600	2,660
5.50%, 1/15/2028(a)	1,454	1,465
Targa Resources Partners LP
5.88%, 4/15/2026	11,960	12,527
5.38%, 2/1/2027	3,765	3,916
6.50%, 7/15/2027	3,366	3,648
5.00%, 1/15/2028	4,425	4,623
6.88%, 1/15/2029	2,240	2,487
5.50%, 3/1/2030	4,190	4,527
4.88%, 2/1/2031(a)	2,025	2,116
4.00%, 1/15/2032(a)	1,634	1,620
TerraForm Power Operating LLC
4.25%, 1/31/2023(a)	255	262
5.00%, 1/31/2028(a)	172	181
Transcanada Trust (Canada) (SOFR + 4.42%), 5.50%, 9/15/2079(e)	6,000	6,518
Trinidad Petroleum Holdings Ltd. (Trinidad and Tobago) 9.75%, 6/15/2026(a)	4,100	4,572
Vine Energy Holdings LLC 6.75%, 4/15/2029(a)	4,442	4,498
WPX Energy, Inc.
8.25%, 8/1/2023	2,741	3,135
5.75%, 6/1/2026	6,642	6,929
5.88%, 6/15/2028	648	713
4.50%, 1/15/2030	618	667

		469,413

Paper & Forest Products — 0.0%(c)
Suzano Austria GmbH (Brazil) 7.00%, 3/16/2047(f)	3,000	3,908

Personal Products — 0.2%
Edgewell Personal Care Co.
5.50%, 6/1/2028(a)	10,505	11,161
4.13%, 4/1/2029(a)	315	315
Natura Cosmeticos SA (Brazil) 4.13%, 5/3/2028(a)	5,084	5,186
Prestige Brands, Inc. 5.13%, 1/15/2028(a)	3,048	3,185

		19,847

Pharmaceuticals — 1.2%
Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	395	403
Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)	14,761	15,942
8.50%, 1/31/2027(a)	15,949	17,085
Bausch Health Cos., Inc.
7.00%, 3/15/2024(a)	4,159	4,246
6.13%, 4/15/2025(a)	7,735	7,911
5.50%, 11/1/2025(a)	12,580	12,914
9.00%, 12/15/2025(a)	12,754	13,657
5.75%, 8/15/2027(a)	6,600	6,881
7.00%, 1/15/2028(a)	3,140	3,217
5.00%, 1/30/2028(a)	6,204	5,816
4.88%, 6/1/2028(a)	4,598	4,635
5.00%, 2/15/2029(a)	2,216	2,033
7.25%, 5/30/2029(a)	256	264
5.25%, 1/30/2030(a)	2,673	2,463
5.25%, 2/15/2031(a)	1,777	1,626
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027(a)	980	1,022
3.13%, 2/15/2029(a)	1,315	1,266
Elanco Animal Health, Inc. 5.90%, 8/28/2028(h)	7,230	8,315
Endo Dac
5.88%, 10/15/2024(a)	700	693
9.50%, 7/31/2027(a)	135	137
6.00%, 6/30/2028(a)	171	118
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029(a)	1,520	1,499

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Jazz Securities DAC 4.38%, 1/15/2029(a)	4,509	4,637
Mallinckrodt International Finance SA
5.63%, 10/15/2023(a)(i)	445	274
5.50%, 4/15/2025(a)(i)	225	138
Organon Finance 1 LLC
4.13%, 4/30/2028(a)	10,651	10,758
5.13%, 4/30/2031(a)	3,905	4,007
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)	7,330	7,477
Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.15%, 10/1/2026	2,600	2,444

		141,878

Professional Services — 0.0%(c)
Dun & Bradstreet Corp. (The) 6.88%, 8/15/2026(a)	169	180

Real Estate Management & Development — 0.0%(c)
RKPF Overseas 2020 A Ltd. (China) 5.20%, 1/12/2026(f)	1,900	1,910
RKPF Overseas Ltd. (China) 6.00%, 9/4/2025(f)	3,600	3,736

		5,646

Road & Rail — 0.3%
Ashtead Capital, Inc. (United Kingdom)
4.13%, 8/15/2025(a)	2,000	2,050
4.38%, 8/15/2027(a)	500	526
4.00%, 5/1/2028(a)	2,630	2,768
Avis Budget Car Rental LLC
5.25%, 3/15/2025(a)	2,150	2,190
5.75%, 7/15/2027(a)	2,701	2,846
4.75%, 4/1/2028(a)	900	927
5.38%, 3/1/2029(a)	3,905	4,062
Georgian Railway JSC (Georgia) 7.75%, 7/11/2022(f)	3,000	3,191
Hertz Corp. (The)
7.63%, 6/1/2022(a)(i)	443	485
6.25%, 10/15/2022(i)	185	192
5.50%, 10/15/2024(a)(i)	5,875	6,098
7.13%, 8/1/2026(a)(i)	2,755	2,941
6.00%, 1/15/2028(a)(i)	1,450	1,548
NESCO Holdings II, Inc. 5.50%, 4/15/2029(a)	865	892
Prumo Participacoes e Investimentos S/A (Brazil)
7.50%, 12/31/2031(f)	5,706	6,338
7.50%, 12/31/2031(a)	1,229	1,365

		38,419

Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 6.63%, 9/15/2027(a)	788	849
Broadcom Corp. 3.50%, 1/15/2028	870	936
Entegris, Inc. 4.38%, 4/15/2028(a)	1,213	1,265
Microchip Technology, Inc. 4.25%, 9/1/2025(a)	5,685	5,972
ON Semiconductor Corp. 3.88%, 9/1/2028(a)	10,376	10,532

		19,554

Software — 0.3%
ACI Worldwide, Inc. 5.75%, 8/15/2026(a)	605	634
Ascend Learning LLC 6.88%, 8/1/2025(a)	1,850	1,888
CDK Global, Inc.
4.88%, 6/1/2027	2,890	3,049
5.25%, 5/15/2029(a)	1,639	1,768
Nuance Communications, Inc. 5.63%, 12/15/2026	8,974	9,441
Open Text Corp. (Canada)
5.88%, 6/1/2026(a)	508	524
3.88%, 2/15/2028(a)	1,235	1,235
SS&C Technologies, Inc. 5.50%, 9/30/2027(a)	10,384	10,998

		29,537

Specialty Retail — 0.5%
eG Global Finance plc (United Kingdom) 6.75%, 2/7/2025(a)	2,500	2,554
Gap, Inc. (The)
8.63%, 5/15/2025(a)	1,000	1,104
8.88%, 5/15/2027(a)	2,905	3,369
Group 1 Automotive, Inc. 4.00%, 8/15/2028(a)	920	926
L Brands, Inc.
9.38%, 7/1/2025(a)	1,465	1,867
5.25%, 2/1/2028	57	62
7.50%, 6/15/2029	3,254	3,742
6.75%, 7/1/2036	4,435	5,271
Lithia Motors, Inc. 3.88%, 6/1/2029(a)	2,962	3,043
Penske Automotive Group, Inc.
5.50%, 5/15/2026	3,335	3,434
3.75%, 6/15/2029(j)	5,180	5,200
PetSmart, Inc.
4.75%, 2/15/2028(a)	7,756	8,032
7.75%, 2/15/2029(a)	3,767	4,147
Staples, Inc.
7.50%, 4/15/2026(a)	9,935	10,305
10.75%, 4/15/2027(a)	3,080	3,153

		56,209

Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC
7.13%, 6/15/2024(a)	2,045	2,086
6.02%, 6/15/2026(a)	4,170	4,971
EMC Corp. 3.38%, 6/1/2023	3,380	3,486
NCR Corp.
5.75%, 9/1/2027(a)	4,750	5,000
5.00%, 10/1/2028(a)	1,929	1,982
5.13%, 4/15/2029(a)	6,617	6,789

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
6.13%, 9/1/2029(a)	4,326	4,700
5.25%, 10/1/2030(a)	951	986
Western Digital Corp. 4.75%, 2/15/2026	3,068	3,412

		33,412

Textiles, Apparel & Luxury Goods — 0.0%(c)
Hanesbrands, Inc. 4.63%, 5/15/2024(a)	35	37
William Carter Co. (The) 5.63%, 3/15/2027(a)	3,515	3,682

		3,719

Thrifts & Mortgage Finance — 0.1%
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028(a)	1,925	1,906
Quicken Loans LLC
5.25%, 1/15/2028(a)	5,570	5,824
3.63%, 3/1/2029(a)	3,938	3,838
3.88%, 3/1/2031(a)	2,794	2,731

		14,299

Tobacco — 0.1%
BAT Capital Corp. (United Kingdom)
3.46%, 9/6/2029	11,930	12,413
4.39%, 8/15/2037	1,230	1,276
4.54%, 8/15/2047	910	911
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	1,360	1,583

		16,183

Trading Companies & Distributors — 0.6%
Aviation Capital Group LLC 5.50%, 12/15/2024(a)	2,710	3,055
Herc Holdings, Inc. 5.50%, 7/15/2027(a)	6,748	7,111
Imola Merger Corp. 4.75%, 5/15/2029(a)	10,398	10,502
United Rentals North America, Inc.
5.88%, 9/15/2026	4,705	4,899
5.50%, 5/15/2027	9,442	9,986
3.88%, 11/15/2027	885	930
4.88%, 1/15/2028	8,590	9,074
3.88%, 2/15/2031	2,067	2,077
WESCO Distribution, Inc.
5.38%, 6/15/2024	245	249
7.13%, 6/15/2025(a)	8,854	9,561
7.25%, 6/15/2028(a)	5,191	5,756

		63,200

Wireless Telecommunication Services — 1.0%
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	2,620	2,917
6.63%, 8/1/2026	1,919	2,128
Kenbourne Invest SA (Chile) 4.70%, 1/22/2028(f)	5,500	5,541
Millicom International Cellular SA (Colombia)
5.13%, 1/15/2028(f)	2,340	2,462
6.25%, 3/25/2029(a)	900	991
Oztel Holdings SPC Ltd. (Oman) 6.63%, 4/24/2028(f)	1,700	1,900
Sprint Communications, Inc.
11.50%, 11/15/2021	1,775	1,858
6.00%, 11/15/2022	2,000	2,124
Sprint Corp.
7.25%, 9/15/2021	115	117
7.88%, 9/15/2023	8,107	9,186
7.13%, 6/15/2024	7,672	8,842
7.63%, 2/15/2025	10,459	12,366
7.63%, 3/1/2026	27,185	33,031
T-Mobile USA, Inc.
3.50%, 4/15/2025	1,216	1,320
4.50%, 2/1/2026	3,656	3,746
2.25%, 2/15/2026	1,640	1,654
3.75%, 4/15/2027	1,995	2,193
4.75%, 2/1/2028	10,131	10,828
3.88%, 4/15/2030	1,995	2,187
Turkcell Iletisim Hizmetleri A/S (Turkey) 5.80%, 4/11/2028(f)	2,400	2,529
United States Cellular Corp. 6.70%, 12/15/2033	790	952
Vodafone Group plc (United Kingdom) (USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079(e)	3,300	3,971

		112,843

TOTAL CORPORATE BONDS (Cost $3,668,960)		3,728,479

COMMERCIAL MORTGAGE-BACKED SECURITIES -28.2%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035‡(a)(k)	600	580
BAMLL Re-REMIC Trust
Series 2013-FRR3, Class A, PO, 6/26/2023(a)	7,500	6,876
Series 2014-FRR9, Class F, 2.44%, 12/26/2046(a)(k)	17,089	16,852
Banc of America Commercial Mortgage Trust
Series 2007-5, Class AJ, 5.82%, 2/10/2051(k)	190	197
Series 2007-4, Class H, 5.87%, 2/10/2051‡(a)(k)	2,722	2,756
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 2.45%, 3/15/2036‡(a)(k)	1,000	995

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052‡(a)	8,795	8,187
Series 2019-BN16, Class F, 3.69%, 2/15/2052‡(a)(k)	3,000	2,223
Series 2019-BN17, Class D, 3.00%, 4/15/2052‡(a)	2,800	2,641
Series 2019-BN17, Class E, 3.00%, 4/15/2052‡(a)	2,500	2,198
Series 2019-BN21, Class XA, IO, 0.87%, 10/17/2052(k)	125,467	7,546
Series 2019-BN21, Class E, 2.50%, 10/17/2052‡(a)	8,600	7,523
Series 2019-BN21, Class F, 2.68%, 10/17/2052(a)	4,841	3,540
Series 2019-BN23, Class XA, IO, 0.70%, 12/15/2052(k)	38,917	2,017
Series 2019-BN23, Class E, 2.50%, 12/15/2052‡(a)	7,560	6,638
Series 2019-BN23, Class F, 2.75%, 12/15/2052(a)	3,000	2,186
Series 2020-BN29, Class D, 2.50%, 11/15/2053‡(a)	5,000	4,552
Series 2020-BN29, Class E, 2.50%, 11/15/2053‡(a)	3,500	3,007
Series 2020-BN30, Class F, 2.00%, 12/15/2053‡(a)(k)	5,000	3,397
Series 2020-BN30, Class D, 2.50%, 12/15/2053‡(a)(k)	5,231	4,759
Series 2020-BN30, Class E, 2.50%, 12/15/2053‡(a)(k)	4,145	3,562
Series 2017-BNK9, Class D, 2.80%, 11/15/2054‡(a)	2,149	1,920
Series 2017-BNK5, Class D, 3.08%, 6/15/2060‡(a)(k)	1,000	922
Series 2017-BNK5, Class C, 4.25%, 6/15/2060‡(k)	2,050	2,236
Series 2018-BN14, Class XB, IO, 0.08%, 9/15/2060(k)	132,263	924
Series 2017-BNK7, Class D, 2.71%, 9/15/2060‡(a)	3,000	2,638
Series 2018-BN12, Class D, 3.00%, 5/15/2061‡(a)	1,250	1,093
Series 2019-BN19, Class XA, IO, 0.96%, 8/15/2061(k)	22,179	1,468
Series 2018-BN13, Class D, 3.00%, 8/15/2061‡(a)	2,000	1,800
Series 2018-BN15, Class E, 3.00%, 11/15/2061‡(a)	2,000	1,627
Series 2019-BN18, Class E, 3.00%, 5/15/2062‡(a)	2,150	1,943
Series 2019-BN18, Class F, 3.33%, 5/15/2062‡(a)	3,000	2,285
Series 2019-BN20, Class XA, IO, 0.84%, 9/15/2062(k)	55,068	3,239
Series 2019-BN20, Class D, 2.50%, 9/15/2062‡(a)	4,921	4,506
Series 2019-BN20, Class E, 2.50%, 9/15/2062‡(a)	8,600	7,384
Series 2019-BN24, Class XA, IO, 0.65%, 11/15/2062(k)	100,296	4,877
Series 2019-BN22, Class D, 2.50%, 11/15/2062‡(a)	4,250	3,895
Series 2019-BN24, Class D, 2.50%, 11/15/2062‡(a)	7,380	6,662
Series 2020-BN25, Class XA, IO, 0.89%, 1/15/2063(k)	81,372	5,302
Series 2020-BN25, Class D, 2.50%, 1/15/2063‡(a)	14,250	12,893
Series 2020-BN25, Class E, 2.50%, 1/15/2063‡(a)	4,250	3,521
Series 2020-BN26, Class D, 2.50%, 3/15/2063‡(a)	3,250	2,887
Series 2021-BN33, Class XA, IO, 1.18%, 5/15/2064(k)	135,116	11,143
Series 2021-BN33, Class D, 2.50%, 5/15/2064(a)	3,700	3,354
Series 2021-BN33, Class E, 2.50%, 5/15/2064(a)	3,850	3,272
Series 2021-BN33, Class C, 3.30%, 5/15/2064	7,609	7,836
Barclays Commercial Mortgage Trust
Series 2019-C4, Class D, 3.25%, 8/15/2052(a)	8,451	7,911
Series 2019-C5, Class XA, IO, 0.89%, 11/15/2052(k)	96,122	5,416
BBCMS Mortgage Trust Series 2018-TALL, Class E, 2.54%, 3/15/2037‡(a)(k)	6,000	5,767
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051‡(a)	2,000	1,778
Series 2018-B1, Class C, 4.11%, 1/15/2051‡(k)	1,000	1,089
Series 2018-B2, Class XA, IO, 0.41%, 2/15/2051(k)	48,523	992
Series 2018-B5, Class C, 4.61%, 7/15/2051‡(k)	3,500	3,942
Series 2018-B8, Class D, 3.00%, 1/15/2052‡(a)	3,050	2,808
Series 2019-B9, Class F, 3.75%, 3/15/2052‡(a)(k)	6,000	4,637
Series 2019-B11, Class D, 3.00%, 5/15/2052‡(a)	1,900	1,848
Series 2020-B16, Class E, 2.50%, 2/15/2053‡(a)	7,250	5,975
Series 2020-B21, Class E, 2.00%, 12/17/2053‡(a)	2,500	1,918
Series 2020-B21, Class F, 2.00%, 12/17/2053(a)	15,017	9,971
Series 2019-B14, Class E, 2.50%, 12/15/2062‡(a)	3,000	2,552
Series 2019-B15, Class E, 2.75%, 12/15/2072‡(a)	9,150	8,065
Series 2019-B15, Class F, 2.75%, 12/15/2072‡(a)(k)	5,000	3,611
BMD2 Re-Remic Trust Series 2019-FRR1, Class 3AB, PO, 5/25/2052(a)	10,000	7,540
BMD2 Re-REMIC Trust Series 2019-FRR1, Class 4A, PO, 5/25/2052(a)	10,000	7,503

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-FRR1, Class 1A1, 2.59%, 5/25/2052(a)(k)	6,144	6,101
Series 2019-FRR1, Class 1A5, 4.29%, 5/25/2052(a)(k)	3,395	3,388
BX
Series 2021-MFM1, Class E, 2.35%, 1/15/2034‡(a)(k)	3,250	3,249
Series 2021-MFM1, Class F, 3.10%, 1/15/2034‡(a)(k)	2,000	2,010
BX Commercial Mortgage Trust
Series 2020-VIV4, Class X, IO, 0.70%, 11/10/2042(a)(k)	211,200	11,494
Series 2020-VIV4, Class A, 2.84%, 3/9/2044(a)	15,000	15,533
Series 2020-VIV2, Class C, 3.54%, 3/9/2044‡(a)(k)	20,175	21,115
Series 2020-VIV3, Class B, 3.54%, 3/9/2044‡(a)(k)	19,350	20,823
Series 2020-VIVA, Class D, 3.55%, 3/11/2044(a)(k)	36,000	36,861
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class E, 2.50%, 11/15/2052‡(a)	2,300	1,951
Series 2019-CF2, Class F, 3.00%, 11/15/2052‡(a)(k)	10,000	7,562
CD Mortgage Trust
Series 2016-CD1, Class C, 3.63%, 8/10/2049‡(k)	3,000	3,000
Series 2017-CD3, Class D, 3.25%, 2/10/2050‡(a)	700	585
Series 2017-CD4, Class D, 3.30%, 5/10/2050‡(a)	1,550	1,469
Series 2017-CD5, Class D, 3.35%, 8/15/2050‡(a)	266	247
Series 2017-CD6, Class C, 4.27%, 11/13/2050‡(k)	914	983
Series 2018-CD7, Class D, 3.10%, 8/15/2051‡(a)(k)	1,629	1,538
Series 2019-CD8, Class XB, IO, 0.71%, 8/15/2057(a)(k)	78,512	4,305
Series 2019-CD8, Class E, 3.00%, 8/15/2057‡(a)	1,500	1,368
Series 2019-CD8, Class F, 3.00%, 8/15/2057‡(a)	3,500	2,347
CFCRE Commercial Mortgage Trust
Series 2016-C6, Class B, 3.80%, 11/10/2049	1,000	1,077
Series 2016-C6, Class C, 4.20%, 11/10/2049‡(k)	800	834
Series 2016-C6, Class D, 4.20%, 11/10/2049‡(a)(k)	1,900	1,676
CGMS Commercial Mortgage Trust Series 2017-B1, Class D, 3.00%, 8/15/2050‡(a)	4,359	3,946
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class E, 4.73%, 5/10/2036‡(a)(k)	4,500	4,645
Series 2012-GC8, Class D, 4.88%, 9/10/2045‡(a)(k)	1,875	1,629
Series 2013-GC17, Class C, 5.11%, 11/10/2046‡(k)	2,000	2,105
Series 2014-GC23, Class C, 4.43%, 7/10/2047‡(k)	6,500	6,976
Series 2014-GC25, Class D, 3.55%, 10/10/2047‡(a)	3,750	3,767
Series 2015-GC29, Class D, 3.11%, 4/10/2048‡(a)	4,500	4,385
Series 2015-GC31, Class D, 4.05%, 6/10/2048‡(k)	3,800	3,793
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(a)	2,285	2,063
Series 2016-P4, Class C, 3.97%, 7/10/2049‡(k)	5,624	5,896
Series 2016-C2, Class D, 3.25%, 8/10/2049(a)(k)	1,500	1,406
Series 2016-C2, Class C, 4.03%, 8/10/2049‡(k)	7,434	7,598
Series 2017-P7, Class D, 3.25%, 4/14/2050‡(a)	1,294	1,136
Series 2017-C4, Class D, 3.00%, 10/12/2050‡(a)	5,453	5,055
Series 2019-GC43, Class E, 3.00%, 11/10/2052‡(a)	5,287	4,726
Series 2020-GC46, Class XA, IO, 0.99%, 2/15/2053(k)	165,660	11,715
Series 2020-GC46, Class E, 2.60%, 2/15/2053‡(a)	4,500	3,632
Series 2019-GC41, Class E, 3.00%, 8/10/2056‡(a)	5,000	4,272
Series 2015-GC33, Class D, 3.17%, 9/10/2058‡	8,000	7,200
Series 2015-GC33, Class E, 4.57%, 9/10/2058‡(a)(k)	4,330	3,104
COMM Mortgage Trust
Series 2016-COR1, Class XB, IO, 0.47%, 10/10/2049(a)(k)	27,554	628
Series 2016-COR1, Class C, 4.37%, 10/10/2049‡(k)	1,000	1,084
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.63%, 2/10/2037‡(a)(k)	1,630	1,592
Series 2020-CBM, Class E, 3.63%, 2/10/2037‡(a)(k)	2,670	2,564
Series 2020-CBM, Class F, 3.63%, 2/10/2037‡(a)(k)	17,870	16,813
Series 2013-CR8, Class D, 3.93%, 6/10/2046‡(a)(k)	750	763
Series 2013-CR13, Class E, 4.88%, 11/10/2046‡(a)(k)	1,500	1,464
Series 2014-UBS2, Class D, 5.00%, 3/10/2047‡(a)(k)	3,210	3,227
Series 2014-LC15, Class D, 5.00%, 4/10/2047‡(a)(k)	3,500	3,525
Series 2014-CR19, Class E, 4.21%, 8/10/2047‡(a)(k)	6,000	5,574
Series 2014-CR19, Class D, 4.71%, 8/10/2047‡(a)(k)	2,500	2,482

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2014-UBS5, Class D, 3.50%, 9/10/2047‡(a)	3,760	3,069
Series 2014-LC17, Class D, 3.69%, 10/10/2047‡(a)	5,000	4,974
Series 2014-CR20, Class E, 3.22%, 11/10/2047‡(a)	1,000	703
Series 2014-CR20, Class D, 3.22%, 11/10/2047‡(a)	8,010	6,788
Series 2014-CR21, Class D, 3.92%, 12/10/2047‡(a)(k)	2,600	2,126
Series 2015-LC19, Class D, 2.87%, 2/10/2048‡(a)	3,000	2,924
Series 2015-CR22, Class D, 4.11%, 3/10/2048‡(a)(k)	4,174	4,243
Series 2015-CR23, Class D, 4.29%, 5/10/2048‡(k)	1,490	1,513
Series 2015-LC21, Class E, 3.25%, 7/10/2048‡(a)	3,000	2,067
Series 2015-LC21, Class D, 4.33%, 7/10/2048‡(k)	4,200	4,094
Series 2015-CR24, Class D, 3.46%, 8/10/2048‡(k)	553	510
Series 2015-CR25, Class D, 3.78%, 8/10/2048‡(k)	1,000	943
Series 2015-CR27, Class D, 3.45%, 10/10/2048‡(a)(k)	2,072	2,022
Series 2015-LC23, Class D, 3.61%, 10/10/2048‡(a)(k)	2,000	1,955
Series 2015-LC23, Class E, 3.61%, 10/10/2048‡(a)(k)	3,500	3,210
Series 2016-CR28, Class E, 4.14%, 2/10/2049‡(a)(k)	3,588	3,622
Series 2016-DC2, Class C, 4.67%, 2/10/2049‡(k)	2,500	2,687
Series 2013-CR11, Class D, 5.12%, 8/10/2050‡(a)(k)	3,402	3,189
Series 2018-COR3, Class D, 2.81%, 5/10/2051‡(a)(k)	3,250	2,847
Series 2019-GC44, Class E, 2.50%, 8/15/2057(a)	8,493	7,225
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	1	1
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 1.33%, 5/15/2036‡(a)(k)	4,400	4,404
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class E, 3.56%, 11/15/2048‡(k)	3,298	3,297
Series 2016-C5, Class D, 3.63%, 11/15/2048‡(a)(k)	2,750	2,394
Series 2018-CX11, Class C, 4.79%, 4/15/2051‡(k)	6,734	7,193
Series 2019-C16, Class C, 4.24%, 6/15/2052‡(k)	5,500	5,719
Series 2019-C17, Class D, 2.50%, 9/15/2052‡(a)	5,500	4,750
Series 2019-C18, Class XB, IO, 0.18%, 12/15/2052(k)	61,932	866
Series 2019-C18, Class XA, IO, 1.08%, 12/15/2052(k)	53,085	3,550
Series 2019-C18, Class E, 2.50%, 12/15/2052‡(a)	10,015	8,731
Series 2019-C18, Class C, 3.95%, 12/15/2052‡(k)	4,327	4,598
Series 2021-C20, Class E, 2.25%, 3/15/2054‡(a)	5,659	4,471
Series 2015-C2, Class B, 4.21%, 6/15/2057‡(k)	11,500	12,027
DBGS Mortgage Trust
Series 2018-C1, Class D, 2.88%, 10/15/2051‡(a)(k)	1,000	928
Series 2018-C1, Class A4, 4.47%, 10/15/2051	2,800	3,265
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.49%, 8/10/2049‡(a)(k)	2,950	2,489
Series 2016-C3, Class E, 4.24%, 8/10/2049‡(a)(k)	1,250	922
Series 2017-C6, Class D, 3.22%, 6/10/2050‡(a)(k)	1,800	1,678
FHLMC Multiclass Certificates
Series 2020-RR12, Class X, IO, 2.10%, 10/27/2027	80,000	9,417
Series 2020-RR06, Class AX, IO, 1.88%, 10/27/2028(k)	50,000	5,721
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	38,620	5,301
Series 2020-RR06, Class BX, IO, 1.84%, 5/27/2033(k)	20,000	3,167
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034(k)	36,687	8,166
Series 2021-RR16, Class X, IO, 0.96%, 10/27/2034(k)	50,000	5,225
FHLMC Multi-Family ML Certificates Series 2021-ML09, Class XUS, IO, 1.55%, 2/25/2040(a)(k)	57,447	8,952
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M1, 2.01%, 1/25/2051(a)(k)	1,496	1,508
Series 2021-MN1, Class M2, 3.76%, 1/25/2051(a)(k)	14,640	15,345
Series 2021-MN1, Class B1, 7.76%, 1/25/2051(a)(k)	2,100	2,372
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K016, Class X1, IO, 1.48%, 10/25/2021(k)	13,671	3
Series K721, Class X1, IO, 0.30%, 8/25/2022(k)	61,153	185
Series K033, Class X1, IO, 0.29%, 7/25/2023(k)	6,477	35
Series K729, Class X1, IO, 0.36%, 10/25/2024(k)	17,860	179
Series KC03, Class X1, IO, 0.49%, 11/25/2024(k)	99,892	1,471
Series K731, Class X3, IO, 2.11%, 5/25/2025(k)	11,529	838

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K733, Class X3, IO, 2.19%, 1/25/2026(k)	17,500	1,491
Series KC06, Class X1, IO, 0.90%, 6/25/2026(k)	39,727	1,213
Series K736, Class X1, IO, 1.31%, 7/25/2026(k)	91,945	5,204
Series K734, Class X3, IO, 2.17%, 7/25/2026(k)	26,250	2,449
Series K737, Class X1, IO, 0.64%, 10/25/2026(k)	147,978	4,478
Series KC04, Class X1, IO, 1.25%, 12/25/2026(k)	47,986	2,366
Series K738, Class X1, IO, 1.52%, 1/25/2027(k)	144,523	10,826
Series K064, Class X3, IO, 2.13%, 5/25/2027(k)	18,830	2,091
Series KC05, Class X1, IO, 1.20%, 6/25/2027(k)	107,286	5,546
Series K740, Class X1, IO, 0.76%, 9/25/2027(k)	14,982	646
Series K741, Class X1, IO, 0.57%, 12/25/2027(k)	52,441	1,794
Series K742, Class X3, IO, 2.69%, 4/25/2028(k)	13,000	2,035
Series K075, Class X3, IO, 2.13%, 5/25/2028(k)	5,471	695
Series K078, Class X3, IO, 2.21%, 10/25/2028(k)	2,680	366
Series K082, Class X3, IO, 2.21%, 10/25/2028(k)	27,200	3,798
Series K083, Class X3, IO, 2.29%, 10/25/2028(k)	15,000	2,186
Series K086, Class X1, IO, 0.24%, 11/25/2028(k)	31,210	577
Series K084, Class X3, IO, 2.24%, 11/25/2028(k)	19,450	2,780
Series K090, Class X1, IO, 0.71%, 2/25/2029(k)	32,051	1,631
Series K095, Class X1, IO, 0.95%, 6/25/2029(k)	51,754	3,467
Series K097, Class X1, IO, 1.09%, 7/25/2029(k)	74,254	5,866
Series K096, Class X3, IO, 2.04%, 7/25/2029(k)	48,669	6,837
Series K101, Class X3, IO, 1.89%, 10/25/2029(k)	101,000	13,736
Series K090, Class X3, IO, 2.31%, 10/25/2029(k)	152,080	24,033
Series K103, Class X1, IO, 0.64%, 11/25/2029(k)	120,879	5,927
Series K104, Class X1, IO, 1.13%, 1/25/2030(k)	103,853	8,742
Series K109, Class X1, IO, 1.58%, 4/25/2030(k)	17,977	2,157
Series K111, Class X1, IO, 1.57%, 5/25/2030(k)	19,967	2,426
Series K114, Class X1, IO, 1.12%, 6/25/2030(k)	9,989	884
Series K113, Class X1, IO, 1.39%, 6/25/2030(k)	118,995	12,874
Series K105, Class X3, IO, 1.92%, 6/25/2030(k)	118,746	17,165
Series K117, Class X1, IO, 1.24%, 8/25/2030(k)	72,545	6,996
Series K121, Class XAM, IO, 1.19%, 11/25/2030(k)	21,236	2,171
Series K124, Class XAM, IO, 0.94%, 1/25/2031(k)	17,689	1,440
Series K128, Class X1, IO, 0.53%, 3/25/2031(k)	111,990	5,067
Series K128, Class XAM, IO, 0.74%, 3/25/2031(k)	30,467	2,044
Series K128, Class X3, IO, 2.79%, 4/25/2031(k)	13,400	2,986
Series K159, Class X1, IO, 0.11%, 11/25/2033(k)	56,653	813
Series KX04, Class XFX, IO, 1.86%, 1/25/2034(k)	94,736	9,908
Series K-1511, Class X3, IO, 3.42%, 4/25/2034(k)	30,261	10,110
Series K723, Class X3, IO, 1.92%, 10/25/2034(k)	6,850	279
Series K-1515, Class X1, IO, 1.51%, 2/25/2035(k)	19,977	3,115
Series K153, Class X3, IO, 3.77%, 4/25/2035(k)	4,450	1,387
Series K-1516, Class X1, IO, 1.51%, 5/25/2035(k)	41,912	6,911
Series K-1517, Class X1, IO, 1.33%, 7/25/2035(k)	50,737	7,355
Series Q012, Class X, IO, 4.21%, 9/25/2035(k)	37,023	8,791
Series K-1518, Class X1, IO, 0.87%, 10/25/2035(k)	41,388	3,843
Series K155, Class X3, IO, 3.12%, 5/25/2036(k)	5,560	1,623
Series K-1510, Class X3, IO, 3.40%, 1/25/2037(k)	27,488	8,935
Series K-1517, Class X3, IO, 3.28%, 8/25/2038(k)	15,750	5,328
Series K-1518, Class X3, IO, 2.91%, 10/25/2038(k)	26,265	8,081
Series K-1516, Class X3, IO, 3.46%, 10/25/2038(k)	22,000	7,903
Series K-1519, Class X3, IO, 2.80%, 12/25/2038(k)	17,700	5,282
Series K-1520, Class X3, IO, 3.09%, 4/25/2039(k)	19,000	6,279
Series K036, Class X3, IO, 2.11%, 12/25/2041(k)	3,253	160
Series K720, Class X3, IO, 1.33%, 8/25/2042(k)	16,800	246
Series K721, Class X3, IO, 1.29%, 11/25/2042(k)	12,550	208
Series K041, Class X3, IO, 1.64%, 11/25/2042(k)	4,580	234

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K718, Class X3, IO, 1.43%, 2/25/2043(k)	6,035	37
Series K054, Class X3, IO, 1.60%, 4/25/2043(k)	2,745	186
Series K047, Class X3, IO, 1.49%, 6/25/2043(k)	3,400	183
Series K050, Class X3, IO, 1.55%, 10/25/2043(k)	5,232	317
Series K051, Class X3, IO, 1.61%, 10/25/2043(k)	4,995	318
Series K052, Class X3, IO, 1.61%, 1/25/2044(k)	2,915	193
Series K726, Class X3, IO, 2.13%, 7/25/2044(k)	21,130	1,175
Series K067, Class X3, IO, 2.11%, 9/25/2044(k)	8,580	994
Series K727, Class X3, IO, 2.00%, 10/25/2044(k)	15,000	884
Series K068, Class X3, IO, 2.06%, 10/25/2044(k)	19,730	2,242
Series K059, Class X3, IO, 1.92%, 11/25/2044(k)	8,000	737
Series K729, Class X3, IO, 1.97%, 11/25/2044(k)	21,410	1,304
Series K724, Class X3, IO, 1.87%, 12/25/2044(k)	4,930	219
Series K070, Class X3, IO, 2.04%, 12/25/2044(k)	42,245	4,916
Series K730, Class X3, IO, 2.03%, 2/25/2045(k)	47,270	3,147
Series K065, Class X3, IO, 2.18%, 7/25/2045(k)	13,305	1,532
Series K071, Class X3, IO, 2.01%, 11/25/2045(k)	12,470	1,441
Series K072, Class X3, IO, 2.14%, 12/25/2045(k)	20,640	2,530
Series K089, Class X3, IO, 2.30%, 1/25/2046(k)	132,506	20,313
Series K087, Class X3, IO, 2.32%, 1/25/2046(k)	78,064	11,742
Series K091, Class X3, IO, 2.28%, 4/25/2046(k)	81,933	12,869
Series K079, Class X3, IO, 2.26%, 7/25/2046(k)	9,000	1,246
Series K097, Class X3, IO, 2.02%, 9/25/2046(k)	51,390	7,303
Series K081, Class X3, IO, 2.23%, 9/25/2046(k)	29,425	4,147
Series K103, Class X3, IO, 1.85%, 12/25/2046(k)	80,100	10,643
Series K102, Class X3, IO, 1.89%, 12/25/2046(k)	69,791	9,528
Series K104, Class X3, IO, 1.90%, 2/25/2047(k)	45,985	6,429
Series K088, Class X3, IO, 2.35%, 2/25/2047(k)	87,597	13,770
Series K735, Class X3, IO, 2.15%, 5/25/2047(k)	40,000	3,831
Series K093, Class X3, IO, 2.21%, 5/25/2047(k)	104,527	15,720
Series K092, Class X3, IO, 2.25%, 5/25/2047(k)	59,103	9,131
Series K094, Class X3, IO, 2.12%, 7/25/2047(k)	19,360	2,868
Series K095, Class X3, IO, 2.10%, 8/25/2047(k)	91,253	13,388
Series K736, Class X3, IO, 2.01%, 9/25/2047(k)	89,230	8,234
Series K116, Class X3, IO, 3.02%, 9/25/2047(k)	23,000	5,334
Series K099, Class X3, IO, 1.95%, 10/25/2047(k)	49,100	6,731
Series K098, Class X3, IO, 2.00%, 10/25/2047(k)	145,702	20,224
Series K740, Class X3, IO, 2.48%, 11/25/2047(k)	21,423	2,979
Series K737, Class X3, IO, 1.77%, 1/25/2048(k)	74,853	6,451
Series K106, Class X3, IO, 1.92%, 3/25/2048(k)	74,707	10,559
Series K111, Class X3, IO, 3.18%, 4/25/2048(k)	52,234	12,606
Series K108, Class X3, IO, 3.49%, 4/25/2048(k)	75,067	18,970
Series K738, Class X3, IO, 3.31%, 5/25/2048(k)	71,537	12,046
Series K109, Class X3, IO, 3.39%, 5/25/2048(k)	17,170	4,332
Series K110, Class X3, IO, 3.40%, 6/25/2048(k)	28,200	7,168
Series K112, Class X3, IO, 3.00%, 7/25/2048(k)	47,630	10,864
Series K114, Class X3, IO, 2.74%, 8/25/2048(k)	10,750	2,201
Series K115, Class X3, IO, 2.96%, 9/25/2048(k)	19,533	4,369
Series K117, Class X3, IO, 2.87%, 10/25/2048(k)	36,500	8,046
Series K120, Class X3, IO, 2.74%, 11/25/2048(k)	38,372	8,172
Series K121, Class X3, IO, 2.77%, 11/25/2048(k)	41,086	8,999
Series K739, Class X3, IO, 2.85%, 11/25/2048(k)	39,675	6,150
Series K122, Class X3, IO, 2.63%, 1/25/2049(k)	36,631	7,537
Series K124, Class X3, IO, 2.62%, 2/25/2049(k)	9,255	1,911
Series K123, Class X3, IO, 2.63%, 2/25/2049(k)	20,167	4,168
Series Q014, Class X, IO, 2.80%, 10/25/2055(k)	5,731	1,205
FNMA ACES
Series 2015-M1, Class X2, IO, 0.49%, 9/25/2024(k)	26,289	495
Series 2016-M12, Class X2, IO, 0.06%, 9/25/2026(k)	78,976	854
Series 2019-M28, Class XAV3, IO, 1.10%, 2/25/2027(k)	36,400	1,657

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-M8, Class X, IO, 0.11%, 5/25/2027(k)	57,472	849
Series 2020-M10, Class X7, IO, 1.72%, 11/25/2027(k)	40,450	3,886
Series 2020-M26, Class X3, IO, 1.71%, 1/25/2028(k)	34,472	2,841
Series 2020-M4, Class 1X2, IO, 0.75%, 2/25/2028(k)	23,060	1,016
Series 2020-M4, Class 1X3, IO, 1.02%, 2/25/2028(k)	126,434	7,385
Series 2020-M33, Class X, IO, 1.96%, 6/25/2028(k)	43,139	4,249
Series 2019-M30, Class X4, IO, 0.96%, 8/25/2028(k)	49,850	2,188
Series 2020-M10, Class X6, IO, 1.38%, 8/25/2028(k)	19,000	1,674
Series 2019-M31, Class X, IO, 0.88%, 9/25/2028(k)	57,091	3,594
Series 2019-M30, Class X1, IO, 0.31%, 11/25/2028(k)	134,855	3,301
Series 2020-M10, Class X3, IO, 1.32%, 11/25/2028(k)	68,442	5,600
Series 2020-M10, Class X5, IO, 1.43%, 11/25/2028(k)	59,900	5,619
Series 2019-M12, Class X, IO, 0.59%, 6/25/2029(k)	156,686	7,774
Series 2019-M19, Class X2, IO, 0.67%, 9/25/2029(k)	97,652	4,671
Series 2019-M32, Class X2, IO, 1.06%, 10/25/2029(k)	29,302	2,201
Series 2019-M30, Class X2, IO, 0.20%, 12/25/2029(k)	127,735	2,716
Series 2019-M28, Class XA2, IO, 0.46%, 2/25/2030(k)	27,882	938
Series 2019-M28, Class XA3, IO, 0.85%, 2/25/2030(k)	49,795	2,893
Series 2020-M6, Class XD, IO, 0.93%, 2/25/2030(k)	21,898	1,240
Series 2020-M19, Class X1, IO, 0.43%, 5/25/2030(k)	29,839	937
Series 2020-M7, Class X, IO, 1.07%, 7/25/2030(k)	37,566	2,676
Series 2020-M10, Class X1, IO, 1.80%, 12/25/2030(k)	112,544	15,308
Series 2019-M21, Class X2, IO, 1.34%, 2/25/2031(k)	83,240	8,450
Series 2020-M22, Class X, IO, 0.96%, 3/25/2031(k)	85,298	5,670
Series 2020-M39, Class X2, IO, 1.63%, 8/25/2031(k)	47,308	5,181
Series 2020-M21, Class XA, IO, 1.11%, 3/25/2032(k)	82,173	7,415
Series 2020-M26, Class X1, IO, 0.81%, 4/25/2032(k)	29,890	1,791
Series 2020-M47, Class X1, IO, 0.81%, 10/25/2032(k)	71,677	3,258
Series 2020-M31, Class X1, IO, 0.89%, 10/25/2032(k)	99,644	4,909
Series 2019-M30, Class X5, IO, 0.31%, 5/25/2033(k)	186,228	5,557
Series 2019-M31, Class X1, IO, 1.07%, 4/25/2034(k)	40,557	3,827
Series 2018-M15, Class X, IO, 0.70%, 1/25/2036(k)	9,048	422
Series 2020-M6, Class XL, IO, 1.10%, 11/25/2049(k)	33,186	2,207
FNMA, Multi-Family REMIC Trust Series 2020-M37, Class X, IO, 1.13%, 4/25/2032(k)	108,624	8,657
FREMF Mortgage Trust
Series 2015-K719, Class C, PO, 6/25/2022(a)	22,000	20,892
Series 2017-KF29, Class B, 3.66%, 2/25/2024(a)(k)	110	109
Series 2017-KF32, Class B, 2.66%, 5/25/2024(a)(k)	219	219
Series 2017-KF35, Class B, 2.86%, 8/25/2024(a)(k)	128	127
Series 2017-KF38, Class B, 2.61%, 9/25/2024(a)(k)	349	349
Series 2017-KF41, Class B, 2.61%, 11/25/2024(a)(k)	148	147
Series 2018-KL2B, Class CB, 3.71%, 1/25/2025(a)(k)	15,000	15,245
Series 2018-KF49, Class B, 2.01%, 6/25/2025(a)(k)	373	367
Series 2018-KC02, Class B, 4.09%, 7/25/2025(a)(k)	2,520	2,600
Series 2018-KBF2, Class B, 2.11%, 10/25/2025(a)(k)	3,332	3,324
Series 2018-KF53, Class B, 2.16%, 10/25/2025(k)	1,030	1,023
Series 2019-KL4F, Class BAS, 4.26%, 10/25/2025(a)(k)	7,998	8,291
Series 2018-KSL1, Class C, 3.83%, 11/25/2025(a)(k)	15,000	14,768
Series 2019-KF58, Class B, 2.26%, 1/25/2026(a)(k)	623	621
Series 2018-KBX1, Class C, 3.58%, 1/25/2026(a)(k)	7,500	6,466
Series 2019-KC03, Class B, 4.37%, 1/25/2026(a)(k)	5,000	5,171
Series 2019-K735, Class C, 4.02%, 5/25/2026(a)(k)	4,774	5,167
Series 2019-KC06, Class B, 3.82%, 9/25/2026(a)(k)	7,609	7,427
Series 2016-KF24, Class B, 5.11%, 10/25/2026(a)(k)	76	78
Series 2020-KF74, Class B, 2.26%, 1/25/2027(a)(k)	3,800	3,752
Series 2017-KF33, Class B, 2.66%, 6/25/2027(a)(k)	3,886	3,858
Series 2017-KF40, Class B, 2.81%, 11/25/2027(a)(k)	124	123
Series 2018-KHG1, Class C, 3.81%, 12/25/2027(a)(k)	10,000	8,860

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-KW06, Class B, 4.22%, 6/25/2028(a)(k)	6,326	6,761
Series 2018-KF50, Class B, 2.01%, 7/25/2028(a)(k)	297	293
Series 2018-KS10, Class B, 3.56%, 10/25/2028(a)(k)	3,148	3,104
Series 2018-KF56, Class B, 2.56%, 11/25/2028(a)(k)	921	921
Series 2019-KF57, Class B, 2.36%, 1/25/2029(a)(k)	3,486	3,497
Series 2019-KW08, Class B, 4.25%, 1/25/2029(a)(k)	10,000	10,621
Series 2019-KBF3, Class C, 4.86%, 1/25/2029(a)(k)	9,940	9,971
Series 2019-KF59, Class B, 2.46%, 2/25/2029(a)(k)	840	840
Series 2019-KL05, Class BHG, 4.37%, 2/25/2029(a)(k)	3,600	3,662
Series 2019-KF61, Class B, 2.31%, 4/25/2029(a)(k)	4,594	4,578
Series 2019-KG01, Class B, 4.16%, 4/25/2029(a)(k)	3,000	3,192
Series 2019-KF63, Class B, 2.46%, 5/25/2029(a)(k)	7,670	7,670
Series 2019-KW09, Class B, 4.01%, 5/25/2029(a)(k)	15,670	16,311
Series 2019-KF66, Class B, 2.51%, 7/25/2029(a)(k)	4,546	4,579
Series 2019-KF65, Class B, 2.51%, 7/25/2029(a)(k)	8,305	8,191
Series 2019-KC05, Class B, 4.15%, 7/25/2029(a)(k)	16,737	16,459
Series 2019-KF67, Class B, 2.36%, 8/25/2029(a)(k)	4,747	4,724
Series 2019-KF70, Class B, 2.41%, 9/25/2029(a)(k)	2,360	2,366
Series 2019-KF71, Class B, 2.41%, 10/25/2029(a)(k)	4,770	4,685
Series 2019-KF73, Class B, 2.56%, 11/25/2029(a)(k)	11,951	11,921
Series 2020-KF75, Class B, 2.36%, 12/25/2029(a)(k)	6,967	6,906
Series 2020-KF76, Class B, 2.86%, 1/25/2030(a)(k)	3,471	3,461
Series 2018-K156, Class X2A, IO, 0.10%, 7/25/2036(a)	149,401	1,276
Series 2016-K53, Class B, 4.02%, 3/25/2049(a)(k)	69	76
Series 2017-K67, Class B, 3.94%, 9/25/2049(a)(k)	145	161
Series 2017-K67, Class C, 3.94%, 9/25/2049(a)(k)	2,010	2,155
Series 2017-K61, Class C, 3.68%, 12/25/2049(a)(k)	1,000	1,062
Series 2017-K70, Class C, 3.80%, 12/25/2049(a)(k)	3,000	3,210
Series 2018-K80, Class C, 4.23%, 8/25/2050(a)(k)	2,660	2,915
Series 2017-K728, Class B, 3.65%, 11/25/2050(a)(k)	250	269
Series 2017-K728, Class C, 3.65%, 11/25/2050(a)(k)	105	111
Series 2019-K89, Class C, 4.29%, 1/25/2051(a)(k)	15,000	16,428
Series 2019-K87, Class C, 4.32%, 1/25/2051(a)(k)	4,250	4,668
Series 2019-K734, Class C, 4.05%, 2/25/2051(a)(k)	4,150	4,504
Series 2018-K75, Class D, PO, 4/25/2051(a)	30,000	18,737
Series 2018-K75, Class X2A, IO, 0.10%, 4/25/2051(a)	491,049	2,363
Series 2018-K75, Class X2B, IO, 0.10%, 4/25/2051(a)	114,000	593
Series 2019-K91, Class C, 4.25%, 4/25/2051(a)(k)	14,591	16,022
Series 2019-K97, Class C, 3.76%, 9/25/2051(a)(k)	3,021	3,201
Series 2019-K103, Class B, 3.45%, 12/25/2051(a)(k)	2,303	2,469
Series 2019-K102, Class B, 3.53%, 12/25/2051(a)(k)	7,932	8,603
Series 2019-K102, Class C, 3.53%, 12/25/2051(a)(k)	9,100	9,512
Series 2020-K104, Class C, 3.54%, 2/25/2052(a)(k)	13,102	13,594
Series 2019-K90, Class C, 4.31%, 2/25/2052(a)(k)	3,375	3,720
Series 2019-K88, Class C, 4.38%, 2/25/2052(a)(k)	6,700	7,389
Series 2019-K93, Class C, 4.12%, 5/25/2052(a)(k)	10,500	11,389
Series 2019-K92, Class C, 4.19%, 5/25/2052(a)(k)	7,000	7,631
Series 2019-K94, Class D, PO, 7/25/2052(a)	99,772	58,474
Series 2019-K94, Class X2A, IO, 0.10%, 7/25/2052(a)	1,078,999	6,252
Series 2019-K94, Class X2B, IO, 0.10%, 7/25/2052(a)	249,429	1,524
Series 2019-K94, Class C, 3.97%, 7/25/2052(a)(k)	9,727	10,446
Series 2019-K95, Class C, 3.92%, 8/25/2052(a)(k)	8,250	8,877
Series 2019-K98, Class C, 3.74%, 10/25/2052(a)(k)	6,000	6,397
Series 2019-K100, Class B, 3.49%, 11/25/2052(a)(k)	5,188	5,567
Series 2019-K100, Class C, 3.49%, 11/25/2052(a)(k)	16,140	16,806
Series 2020-K737, Class B, 3.30%, 1/25/2053(a)(k)	3,750	4,013
Series 2020-K737, Class C, 3.30%, 1/25/2053(a)(k)	6,000	6,293
Series 2020-K105, Class B, 3.53%, 3/25/2053(a)(k)	13,250	14,150
Series 2020-K105, Class C, 3.53%, 3/25/2053(a)(k)	13,485	13,924

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FRR Re-REMIC Trust
Series 2018-C1, Class BK43, 2.86%, 2/27/2048‡(a)(k)	6,013	5,723
Series 2018-C1, Class A725, 2.76%, 2/27/2050(a)	1,000	995
Series 2018-C1, Class B725, 3.22%, 2/27/2050‡(a)(k)	2,225	2,177
GNMA
Series 2012-88, Class DI, IO, 0.55%, 8/16/2046(k)	31,609	477
Series 2013-72, IO, 0.42%, 11/16/2047(k)	100,646	1,710
Series 2014-172, IO, 0.54%, 1/16/2049(k)	25,422	590
Series 2012-44, IO, 0.09%, 3/16/2049(k)	6,086	17
Series 2015-48, IO, 0.62%, 2/16/2050(k)	2,315	71
Series 2013-15, IO, 0.53%, 8/16/2051(k)	7,958	175
Series 2013-80, IO, 0.68%, 3/16/2052(k)	21,134	530
Series 2015-86, IO, 0.55%, 5/16/2052(k)	19,742	511
Series 2013-7, IO, 0.33%, 5/16/2053(k)	67,183	864
Series 2012-89, IO, 0.24%, 12/16/2053(k)	11,344	51
Series 2012-115, IO, 0.43%, 4/16/2054(k)	34,528	504
Series 2014-124, Class IE, IO, 0.61%, 5/16/2054(k)	15,959	378
Series 2013-48, IO, 0.58%, 7/16/2054(k)	7,543	181
Series 2014-130, Class IB, IO, 0.40%, 8/16/2054(k)	800	16
Series 2014-186, IO, 0.64%, 8/16/2054(k)	3,487	83
Series 2013-194, IO, 0.43%, 9/16/2054(k)	11,852	201
Series 2015-93, IO, 0.63%, 11/16/2054(k)	29,535	750
Series 2013-179, IO, 0.21%, 1/16/2055(k)	43,969	276
Series 2013-178, IO, 0.36%, 6/16/2055(k)	35,394	549
Series 2016-102, IO, 0.71%, 10/16/2055(k)	21,676	776
Series 2015-33, IO, 0.64%, 2/16/2056(k)	22,347	757
Series 2015-59, IO, 0.91%, 6/16/2056(k)	8,320	322
Series 2016-97, IO, 0.97%, 7/16/2056(k)	28,688	1,638
Series 2014-110, IO, 0.51%, 1/16/2057(k)	16,278	465
Series 2014-89, IO, 0.53%, 1/16/2057(k)	26,718	793
Series 2016-177, IO, 0.58%, 1/16/2057(k)	39,176	1,484
Series 2015-172, IO, 0.71%, 3/16/2057(k)	13,307	451
Series 2016-13, IO, 0.81%, 4/16/2057(k)	14,016	607
Series 2015-188, IO, 0.48%, 7/16/2057(k)	39,309	917
Series 2015-115, IO, 0.48%, 7/16/2057(k)	3,475	106
Series 2016-40, IO, 0.66%, 7/16/2057(k)	31,278	1,088
Series 2017-146, IO, 0.62%, 9/16/2057(k)	29,810	1,352
Series 2017-151, IO, 0.71%, 9/16/2057(k)	16,856	871
Series 2017-173, IO, 0.97%, 9/16/2057(k)	11,564	713
Series 2016-105, IO, 0.81%, 10/16/2057(k)	38,917	1,647
Series 2016-157, IO, 0.89%, 11/16/2057(k)	29,435	1,691
Series 2016-56, IO, 0.91%, 11/16/2057(k)	29,986	1,510
Series 2016-71, Class QI, IO, 0.93%, 11/16/2057(k)	71,217	3,708
Series 2016-94, IO, 0.88%, 12/16/2057(k)	3,412	162
Series 2016-96, IO, 0.88%, 12/16/2057(k)	44,496	2,266
Series 2016-155, IO, 0.76%, 2/16/2058(k)	55,670	2,819
Series 2016-130, IO, 0.86%, 3/16/2058(k)	28,725	1,394
Series 2016-92, IO, 0.81%, 4/16/2058(k)	720	34
Series 2016-119, IO, 0.90%, 4/16/2058(k)	104,680	4,986
Series 2016-151, IO, 1.02%, 6/16/2058(k)	85,345	5,199
Series 2017-41, IO, 0.68%, 7/16/2058(k)	15,664	725
Series 2016-87, IO, 0.93%, 8/16/2058(k)	32,689	1,661
Series 2016-175, IO, 0.75%, 9/16/2058(k)	27,043	1,305
Series 2017-3, IO, 0.84%, 9/16/2058(k)	62,218	3,202
Series 2017-54, IO, 0.59%, 12/16/2058(k)	18,296	865
Series 2017-81, IO, 0.66%, 12/16/2058(k)	10,319	448
Series 2017-70, IO, 0.70%, 2/16/2059(k)	9,845	559
Series 2017-105, IO, 0.63%, 5/16/2059(k)	28,410	1,679
Series 2017-23, IO, 0.63%, 5/16/2059(k)	16,756	800

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-86, IO, 0.77%, 5/16/2059(k)	7,547	408
Series 2017-51, IO, 0.82%, 5/16/2059(k)	10,155	573
Series 2017-148, IO, 0.59%, 7/16/2059(k)	23,447	1,140
Series 2017-69, IO, 0.83%, 7/16/2059(k)	10,528	573
Series 2017-171, IO, 0.69%, 9/16/2059(k)	3,902	214
Series 2018-57, IO, 0.41%, 10/16/2059(k)	84,612	4,096
Series 2017-157, IO, 0.57%, 12/16/2059(k)	5,387	260
Series 2018-9, IO, 0.52%, 1/16/2060(k)	137,893	6,485
Series 2019-135, IO, 0.78%, 2/16/2060(k)	32,030	2,046
Series 2019-67, IO, 0.86%, 2/16/2060(k)	18,942	1,302
Series 2018-106, IO, 0.62%, 4/16/2060(k)	15,455	926
Series 2018-119, IO, 0.71%, 5/16/2060(k)	19,088	1,231
Series 2018-85, IO, 0.48%, 7/16/2060(k)	14,231	809
Series 2018-98, IO, 0.43%, 8/16/2060(k)	74,182	3,391
Series 2019-9, IO, 0.69%, 8/16/2060(k)	23,109	1,497
Series 2020-121, IO, 0.94%, 8/16/2060(k)	17	1
Series 2019-114, IO, 1.16%, 2/16/2061(k)	58,835	4,993
Series 2019-32, IO, 0.59%, 5/16/2061(k)	65,456	4,247
Series 2019-53, Class IA, IO, 0.79%, 6/16/2061(k)	6,349	437
Series 2019-155, IO, 0.65%, 7/16/2061(k)	160,594	10,132
Series 2020-28, IO, 0.87%, 11/16/2061(k)	19,928	1,539
Series 2020-56, IO, 0.96%, 11/16/2061(k)	70,764	5,399
Series 2020-124, IO, 1.10%, 12/16/2061(k)	14,221	1,223
Series 2020-40, IO, 1.16%, 1/16/2062(k)	65,452	5,853
Series 2020-14, IO, 0.72%, 2/16/2062(k)	139,900	9,746
Series 2020-2, IO, 0.78%, 3/16/2062(k)	73,677	4,877
Series 2020-27, IO, 0.84%, 3/16/2062(k)	32,105	2,319
Series 2020-143, Class IB, IO, 0.90%, 3/16/2062(k)	62,724	4,858
Series 2020-110, IO, 1.10%, 3/16/2062(k)	39,085	3,338
Series 2020-143, IO, 1.15%, 3/16/2062(k)	31,933	2,915
Series 2020-94, IO, 1.17%, 3/16/2062(k)	102,470	9,003
Series 2020-73, IO, 1.27%, 3/16/2062(k)	49,640	4,591
Series 2020-23, IO, 0.74%, 4/16/2062(k)	131,830	9,547
Series 2020-38, IO, 0.90%, 4/16/2062(k)	133,997	10,238
Series 2020-70, IO, 0.93%, 4/16/2062(k)	60,014	4,587
Series 2020-54, IO, 0.98%, 4/16/2062(k)	186,646	14,997
Series 2020-89, Class IA, IO, 1.22%, 4/16/2062(k)	57,594	5,500
Series 2020-69, Class IA, IO, 1.33%, 4/16/2062(k)	22,198	2,125
Series 2020-120, IO, 0.85%, 5/16/2062(k)	9,482	751
Series 2020-72, IO, 1.15%, 5/16/2062(k)	153,740	14,027
Series 2020-91, Class IU, IO, 1.16%, 5/16/2062(k)	194,403	16,593
Series 2020-50, IO, 0.72%, 6/16/2062(k)	68,967	4,939
Series 2020-106, Class IC, IO, 0.82%, 6/16/2062(k)	189,992	14,432
Series 2020-108, IO, 0.93%, 6/16/2062(k)	42,100	3,345
Series 2020-147, IO, 0.97%, 6/16/2062(k)	187,548	16,234
Series 2020-118, IO, 0.99%, 6/16/2062(k)	76,947	6,524
Series 2020-169, IO, 0.93%, 7/16/2062(k)	422,714	34,728
Series 2020-161, IO, 1.05%, 8/16/2062(k)	24,603	2,204
Series 2020-136, IO, 1.14%, 8/16/2062(k)	63,199	6,085
Series 2020-111, IO, 0.99%, 9/15/2062(k)	20,544	1,648
Series 2020-158, IO, 0.89%, 9/16/2062(k)	64,846	5,262
Series 2021-3, IO, 0.92%, 9/16/2062(k)	235,663	19,910
Series 2020-114, IO, 0.93%, 9/16/2062(k)	98,454	9,304
Series 2021-88, IO, 0.93%, 9/16/2062(k)	368,000	30,431
Series 2020-192, IO, 0.99%, 9/16/2062(k)	69,633	5,961
Series 2020-172, IO, 1.19%, 9/16/2062(k)	48,876	4,777
Series 2021-71, IO, 0.90%, 10/16/2062(k)	181,765	15,060
Series 2020-128, IO, 0.98%, 10/16/2062(k)	63,691	5,544
Series 2021-33, IO, 0.99%, 10/16/2062(k)	241,208	21,237
Series 2020-159, IO, 1.08%, 10/16/2062(k)	34,683	3,152

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-190, IO, 1.06%, 11/16/2062(k)	44,795	4,184
Series 2021-80, IO, 0.91%, 12/16/2062(k)	27,000	2,333
Series 2020-195, IO, 0.97%, 12/16/2062(k)	39,679	3,533
Series 2020-150, IO, 0.98%, 12/16/2062(k)	98,925	10,186
Series 2021-35, IO, 1.01%, 12/16/2062(k)	106,519	9,934
Series 2021-11, IO, 1.02%, 12/16/2062(k)	121,253	11,055
Series 2021-40, IO, 0.84%, 2/16/2063(k)	54,839	4,418
Series 2020-145, IO, 0.73%, 3/16/2063(k)	36,963	2,620
Series 2021-22, IO, 0.99%, 5/16/2063(k)	59,517	5,324
Series 2021-10, IO, 1.00%, 5/16/2063(k)	79,562	7,093
GNMA, STRIPS Series 3, Class 23, IO, 1.40%, 9/16/2045	34,468	3,152
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.74%, 11/10/2045‡(a)(k)	400	393
Series 2013-GC12, Class E, 3.25%, 6/10/2046‡(a)	3,550	2,843
Series 2013-GC12, Class D, 4.45%, 6/10/2046‡(a)(k)	2,240	2,065
Series 2015-GC28, Class D, 4.32%, 2/10/2048(a)(k)	2,000	2,041
Series 2015-GC32, Class D, 3.35%, 7/10/2048‡	4,521	4,298
Series 2015-GC32, Class E, 4.42%, 7/10/2048‡(a)(k)	4,000	3,173
Series 2015-GC34, Class D, 2.98%, 10/10/2048‡	3,570	2,911
Series 2016-GS3, Class C, 4.00%, 10/10/2049‡(k)	3,250	3,280
Series 2017-GS5, Class D, 3.51%, 3/10/2050(a)(k)	5,547	5,426
Series 2015-GC30, Class D, 3.38%, 5/10/2050‡	2,500	2,449
Series 2019-GC40, Class E, 3.00%, 7/10/2052‡(a)	2,250	1,946
Series 2019-GC42, Class D, 2.80%, 9/1/2052‡(a)	11,880	10,781
Series 2019-GSA1, Class XB, IO, 0.29%, 11/10/2052(k)	39,035	999
Series 2020-GC45, Class XA, IO, 0.67%, 2/13/2053(k)	74,805	3,564
Series 2020-GC45, Class D, 2.85%, 2/13/2053(a)(k)	3,000	2,716
Series 2020-GC45, Class E, 2.85%, 2/13/2053‡(a)(k)	7,000	5,872
Series 2020-GC47, Class XA, IO, 1.13%, 5/12/2053(k)	80,834	7,009
Series 2020-GSA2, Class XA, IO, 1.74%, 12/12/2053(a)(k)	187,787	24,254
Series 2020-GSA2, Class D, 2.25%, 12/12/2053‡(a)	18,158	15,749
Series 2020-GSA2, Class E, 2.25%, 12/12/2053‡(a)	4,000	3,231
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046(a)(k)	8,870	8,945
Jackson Park Trust
Series 2019-LIC, Class E, 3.24%, 10/14/2039‡(a)(k)	3,725	3,452
Series 2019-LIC, Class F, 3.24%, 10/14/2039(a)(k)	28,015	24,705
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045‡(a)	3,000	2,846
Series 2015-C31, Class B, 4.62%, 8/15/2048‡(k)	2,000	2,213
Series 2015-C31, Class C, 4.62%, 8/15/2048‡(k)	5,000	5,365
Series 2015-C33, Class D2, 4.11%, 12/15/2048‡(a)(k)	1,000	942
Series 2016-C1, Class D1, 4.23%, 3/15/2049‡(a)(k)	1,500	1,524
JPMCC Commercial Mortgage Securities Trust
Series 2017-JP5, Class XB, IO, 0.54%, 3/15/2050(k)	31,917	981
Series 2017-JP7, Class D, 4.40%, 9/15/2050‡(a)(k)	367	373
JPMCC Re-REMIC Trust Series 2015-FRR2, Class BK39, PO, 8/27/2047(a)	1,500	1,327
JPMDB Commercial Mortgage Securities Trust
Series 2017-C7, Class C, 4.16%, 10/15/2050‡(k)	5,000	5,397
Series 2019-COR6, Class D, 2.50%, 11/13/2052‡(a)	9,875	8,930
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class D, 5.02%, 12/15/2046‡(a)(k)	1,250	1,287
Series 2015-JP1, Class E, 4.23%, 1/15/2049‡(a)(k)	3,250	2,767
Series 2015-JP1, Class C, 4.73%, 1/15/2049‡(k)	1,000	1,098
Series 2016-JP3, Class D, 3.46%, 8/15/2049(a)(k)	8,122	7,156
KKR Industrial Portfolio Trust Series 2021-KDIP, Class F, 2.15%, 12/15/2037‡(a)(k)	5,250	5,237
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 5.91%, 7/15/2044(k)	18	18
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(k)	148	79

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MF1 Multi-Family Housing Mortgage Loan Trust Series 2019-Q009, Class B, 2.86%, 4/25/2024‡(a)(k)	2,841	2,837
MHC Commercial Mortgage Trust Series 2021-MHC, Class G, 3.30%, 4/15/2038‡(a)(k)	9,600	9,615
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class E, 4.66%, 8/15/2045‡(a)(k)	2,530	2,568
Series 2014-C14, Class D, 5.05%, 2/15/2047(a)(k)	5,350	5,619
Series 2014-C15, Class D, 4.90%, 4/15/2047‡(a)(k)	1,000	1,042
Series 2014-C16, Class B, 4.33%, 6/15/2047‡(k)	11,000	11,431
Series 2014-C16, Class C, 4.77%, 6/15/2047‡(k)	2,300	2,286
Series 2014-C17, Class C, 4.48%, 8/15/2047‡(k)	4,000	4,279
Series 2014-C17, Class D, 4.72%, 8/15/2047‡(a)(k)	9,393	9,034
Series 2014-C18, Class D, 3.39%, 10/15/2047‡(a)	7,157	6,466
Series 2015-C27, Class E, 3.24%, 12/15/2047‡(a)(k)	2,500	1,950
Series 2015-C27, Class F, 3.24%, 12/15/2047‡(a)(k)	6,334	3,885
Series 2014-C19, Class D, 3.25%, 12/15/2047‡(a)	2,000	1,981
Series 2014-C19, Class E, 3.25%, 12/15/2047‡(a)	6,500	4,721
Series 2015-C20, Class D, 3.07%, 2/15/2048‡(a)	3,086	3,027
Series 2015-C21, Class XA, IO, 0.87%, 3/15/2048(k)	21,906	570
Series 2015-C21, Class B, 3.85%, 3/15/2048‡(k)	4,000	4,164
Series 2015-C24, Class D, 3.26%, 5/15/2048‡(a)	3,000	2,933
Series 2015-C26, Class D, 3.06%, 10/15/2048‡(a)	4,000	3,921
Series 2016-C31, Class B, 3.88%, 11/15/2049(k)	4,350	4,675
Series 2015-C23, Class D, 4.14%, 7/15/2050(a)(k)	1,500	1,522
Morgan Stanley Capital I Series 2017-HR2, Class C, 4.22%, 12/15/2050(k)	1,200	1,311
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040‡(a)(k)	1,000	965
Series 2007-T27, Class C, 6.01%, 6/11/2042‡(a)(k)	6,633	6,753
Series 2015-UBS8, Class B, 4.31%, 12/15/2048‡(k)	8,331	8,617
Series 2016-UB11, Class C, 3.69%, 8/15/2049‡(k)	2,000	2,059
Series 2019-L3, Class D, 2.50%, 11/15/2052(a)	4,500	3,973
Series 2020-L4, Class D, 2.50%, 2/15/2053‡(a)	10,000	9,089
Series 2020-HR8, Class XA, IO, 1.85%, 7/15/2053(k)	19,660	2,720
Series 2021-L5, Class XB, IO, 0.84%, 5/15/2054(k)	60,000	4,001
Series 2021-L5, Class XA, IO, 1.43%, 5/15/2054(k)	163,400	16,096
Series 2021-L5, Class D, 2.50%, 5/15/2054(a)	1,818	1,616
Series 2021-L5, Class E, 2.50%, 5/15/2054(a)	4,234	3,523
Series 2021-L5, Class C, 3.16%, 5/15/2054	6,000	6,067
MRCD MARK Mortgage Trust
Series 2019-PARK, Class G, 2.72%, 12/15/2036(a)	13,337	12,812
Series 2019-PARK, Class J, 4.25%, 12/15/2036‡(a)	20,000	19,397
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M7, 1.79%, 10/15/2049‡(a)(k)	5,756	5,733
Series 2019-01, Class M10, 3.34%, 10/15/2049‡(a)(k)	31,463	31,746
Series 2020-01, Class M10, 3.84%, 3/25/2050‡(a)(k)	30,000	31,032
NA Realty Investco LLC Series 2021-DGWD, Class A, 0.80%, 6/15/2026(a)(j)(k)	16,703	16,703
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.21%, 4/10/2043‡(a)(k)	5,000	4,211
PFP Ltd. (Cayman Islands) Series 2019-5, Class D, 2.75%, 4/14/2036‡(a)(k)	3,500	3,496
SBALR Commercial Mortgage Trust
Series 2020-RR1, Class XA, IO, 1.28%, 2/13/2053(a)(k)	94,518	8,363
Series 2020-RR1, Class A2, 2.53%, 2/13/2053(a)	4,000	4,117
Series 2020-RR1, Class B, 3.48%, 2/13/2053‡(a)	11,440	12,121
Series 2020-RR1, Class C, 3.98%, 2/13/2053‡(a)(k)	4,750	4,956
Series 2020-RR1, Class D, 4.06%, 2/13/2053‡(a)(k)	9,750	9,711
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048‡	2,000	2,112
UBS Commercial Mortgage Trust
Series 2017-C1, Class C, 4.44%, 6/15/2050‡	5,330	5,258
Series 2017-C2, Class C, 4.30%, 8/15/2050‡(k)	7,250	7,406
Series 2017-C5, Class C, 4.31%, 11/15/2050‡(k)	1,000	1,057
Series 2018-C11, Class XB, IO, 0.25%, 6/15/2051(k)	100,000	2,213
Series 2018-C11, Class B, 4.71%, 6/15/2051‡(k)	5,000	5,611

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class D, 5.03%, 8/10/2049‡(a)(k)	3,000	3,080
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(a)(k)	3,113	3,271
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(a)(k)	235	245
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(a)(k)	427	441
Series 2019-1, Class A, 3.76%, 3/25/2049(a)(k)	3,170	3,293
Series 2019-1, Class M1, 3.94%, 3/25/2049‡(a)(k)	6,356	6,644
Series 2019-3, Class A, 3.03%, 10/25/2049(a)(k)	5,934	6,082
Series 2021-1, Class A, 1.40%, 5/25/2051(a)(k)	14,889	14,907
Series 2021-1, Class M1, 1.79%, 5/25/2051(a)(k)	4,364	4,375
Series 2021-1, Class M2, 2.26%, 5/25/2051(a)(k)	2,435	2,442
Washington State Housing Finance Commission Series 2021-1, Class X, IO, 0.72%, 12/20/2035(k)	95,000	6,010
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class D, 3.96%, 12/15/2047‡(a)(k)	4,000	3,650
Series 2015-C26, Class D, 3.59%, 2/15/2048‡(a)	3,000	2,970
Series 2015-C27, Class C, 3.89%, 2/15/2048‡	3,500	3,530
Series 2015-NXS1, Class E, 2.88%, 5/15/2048‡(a)(k)	9,230	8,128
Series 2015-C29, Class D, 4.21%, 6/15/2048‡(k)	2,000	1,997
Series 2016-C35, Class C, 4.18%, 7/15/2048(k)	3,000	3,117
Series 2016-NXS6, Class B, 3.81%, 11/15/2049‡	450	486
Series 2017-RB1, Class D, 3.40%, 3/15/2050‡(a)	1,500	1,427
Series 2017-C38, Class D, 3.00%, 7/15/2050‡(a)	4,500	4,146
Series 2018-C44, Class XB, IO, 0.18%, 5/15/2051(k)	70,000	909
Series 2018-C48, Class A5, 4.30%, 1/15/2052	4,700	5,441
Series 2019-C49, Class C, 4.87%, 3/15/2052‡(k)	2,000	2,257
Series 2019-C52, Class XA, IO, 1.61%, 8/15/2052(k)	16,640	1,709
Series 2020-C55, Class D, 2.50%, 2/15/2053‡(a)	4,500	3,982
Series 2020-C55, Class E, 2.50%, 2/15/2053‡(a)	6,850	5,280
Series 2021-C59, Class D, 2.50%, 4/15/2054(a)	2,500	2,197
Series 2021-C59, Class E, 2.50%, 4/15/2054(a)	5,000	4,071
Series 2015-NXS3, Class D, 3.15%, 9/15/2057‡(a)	2,000	1,953
Series 2015-NXS2, Class D, 4.29%, 7/15/2058‡(k)	2,226	2,094
Series 2015-LC22, Class D, 4.54%, 9/15/2058‡(k)	2,000	2,023
Wells Fargo Re-REMIC Trust Series 2013-FRR1, Class BK20, PO, 5/27/2045(a)	8,000	7,687
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 3.90%, 9/15/2057‡(a)(k)	6,540	5,858

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,207,060)		3,231,986

ASSET-BACKED SECURITIES -15.3%
5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022‡(a)	94	94
ABFC Trust Series 2002-OPT1, Class M1, 1.19%, 5/25/2032‡(k)	190	191
ACC Trust
Series 2019-1, Class B, 4.47%, 10/20/2022(a)	4,133	4,176
Series 2020-A, Class A, 6.00%, 3/20/2023(a)	3,703	3,808
Series 2019-2, Class B, 3.63%, 8/21/2023(a)	12,470	12,686
Series 2019-1, Class C, 6.41%, 2/20/2024(a)	5,732	5,903
Series 2019-2, Class C, 5.24%, 10/21/2024(a)	11,285	11,681
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033‡(a)	311	323
Series 2018-1, Class C, 6.65%, 12/2/2033‡(a)	674	713
Affirm Asset Securitization Trust
Series 2021-A, Class B, 1.06%, 8/15/2025‡(a)	900	902
Series 2021-A, Class C, 1.66%, 8/15/2025‡(a)	630	634
Series 2021-A, Class D, 3.49%, 8/15/2025‡(a)	750	761
American Credit Acceptance Receivables Trust
Series 2018-2, Class E, 5.16%, 9/10/2024(a)	560	583
Series 2018-3, Class E, 5.17%, 10/15/2024(a)	1,810	1,880
Series 2018-3, Class F, 6.44%, 6/12/2025(a)	1,320	1,383

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-3, Class E, 3.80%, 9/12/2025(a)	4,673	4,853
Series 2019-4, Class D, 2.97%, 12/12/2025(a)	5,600	5,789
Series 2019-4, Class E, 3.85%, 12/12/2025(a)	6,050	6,268
Series 2020-1, Class E, 3.32%, 3/13/2026(a)	10,080	10,412
Series 2020-2, Class C, 3.88%, 4/13/2026(a)	2,000	2,104
Series 2019-3, Class F, 5.42%, 5/12/2026(a)	710	743
Series 2020-2, Class D, 5.65%, 5/13/2026(a)	2,400	2,615
Series 2019-2, Class F, 5.81%, 6/12/2026(a)	2,000	2,098
Series 2020-3, Class E, 3.88%, 8/13/2026(a)	3,000	3,136
Series 2019-4, Class F, 5.37%, 9/14/2026(a)	5,180	5,407
Series 2020-1, Class F, 4.75%, 11/13/2026(a)	13,460	13,892
Series 2021-1, Class C, 0.83%, 3/15/2027(a)	9,361	9,380
Series 2021-1, Class D, 1.14%, 3/15/2027(a)	5,386	5,388
Series 2021-1, Class E, 2.29%, 3/15/2027(a)	4,500	4,505
Series 2021-2, Class C, 0.97%, 7/13/2027(a)	6,167	6,176
Series 2021-2, Class D, 1.34%, 7/13/2027(a)	4,920	4,920
Series 2021-2, Class E, 2.54%, 7/13/2027(a)	17,000	17,020
Series 2020-4, Class F, 5.22%, 8/13/2027(a)	5,000	5,216
Series 2021-1, Class F, 4.01%, 11/15/2027(a)	900	914
Series 2021-2, Class F, 3.73%, 1/13/2028(a)	5,425	5,438
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-11, Class M2, 2.57%, 12/25/2033‡(k)	90	91
AMSR Trust
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037‡(a)	10,005	10,494
Series 2020-SFR2, Class H, 5.25%, 7/17/2037‡(a)	7,500	7,797
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037‡(a)	2,325	2,320
Series 2020-SFR5, Class F, 2.69%, 11/17/2037‡(a)	3,000	2,979
Series 2020-SFR4, Class F, 2.86%, 11/17/2037‡(a)	15,556	15,477
Series 2019-SFR1, Class F, 3.87%, 1/19/2039‡(a)	5,310	5,399
Series 2019-SFR1, Class G, 4.86%, 1/19/2039‡(a)	2,125	2,212
Series 2019-SFR1, Class H, 6.04%, 1/19/2039‡(a)	2,125	2,265
Applebee’s Funding LLC Series 2019-1A, Class A2II, 4.72%, 6/7/2049(a)	3,622	3,839
Aqua Finance Trust
Series 2019-A, Class C, 4.01%, 7/16/2040‡(a)	7,400	7,798
Series 2020-AA, Class C, 3.97%, 7/17/2046‡(a)	4,250	4,479
Arivo Acceptance Auto Loan Receivables Trust
Series 2019-1, Class B, 3.37%, 6/15/2025(a)	4,500	4,617
Series 2019-1, Class C, 4.35%, 6/15/2026(a)	1,500	1,543
Avis Budget Rental Car Funding AESOP LLC
Series 2018-1A, Class C, 4.73%, 9/20/2024(a)	560	597
Series 2019-2A, Class C, 4.24%, 9/22/2025(a)	3,000	3,228
Series 2019-3A, Class B, 2.65%, 3/20/2026(a)	3,000	3,141
BlueMountain CLO Ltd. (Cayman Islands) Series 2012-2A, Class DR2, 3.06%, 11/20/2028‡(a)(k)	600	592
Business Jet Securities LLC
Series 2019-1, Class A, 4.21%, 7/15/2034(a)	9,114	9,316
Series 2019-1, Class C, 6.95%, 7/15/2034‡(a)	4,546	4,743
Series 2020-1A, Class A, 2.98%, 11/15/2035(a)	6,538	6,675
Series 2020-1A, Class B, 3.97%, 11/15/2035‡(a)	5,060	5,226
Series 2020-1A, Class C, 7.14%, 11/15/2035‡(a)	7,428	7,801
Series 2021-1A, Class A, 2.16%, 4/15/2036(a)	21,566	21,653
Series 2021-1A, Class B, 2.92%, 4/15/2036(a)	3,889	3,927
Series 2021-1A, Class C, 5.07%, 4/15/2036(a)	4,041	4,093
BXG Receivables Note Trust Series 2018-A, Class C, 4.44%, 2/2/2034‡(a)	1,628	1,709
Camillo Issuer LLC Series 2017-SFR1, Class A, 5.50%, 6/5/2027‡(a)	949	984
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050(a)	2,794	2,881
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050(a)	3,495	3,614
Series 2020-1A, Class A5, 3.48%, 2/15/2050(a)	2,996	3,124
Series 2020-1A, Class B1, 4.17%, 2/15/2050‡(a)	3,500	3,619
Series 2020-1A, Class B2, 4.52%, 2/15/2050‡(a)	4,290	4,430
Series 2020-1A, Class B3, 4.95%, 2/15/2050‡(a)	4,510	4,535

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Carvana Auto Receivables Trust
Series 2019-1A, Class D, 3.88%, 10/15/2024(a)	2,000	2,076
Series 2019-4A, Class D, 3.07%, 7/15/2025(a)	4,591	4,784
Series 2019-1A, Class E, 5.64%, 1/15/2026(a)	500	531
Series 2019-2A, Class E, 5.01%, 4/15/2026(a)	3,000	3,184
Series 2019-3A, Class E, 4.60%, 7/15/2026(a)	9,700	10,235
Series 2019-4A, Class E, 4.70%, 10/15/2026(a)	6,990	7,371
Series 2020-P1, Class N, 2.84%, 9/8/2027(a)	2,347	2,353
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044(a)(k)	7,557	7,926
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032‡(h)	147	152
CF Hippolyta LLC Series 2020-1, Class B1, 2.28%, 7/15/2060‡(a)	4,247	4,328
CIG Auto Receivables Trust Series 2019-1A, Class D, 4.85%, 5/15/2026(a)	1,660	1,687
Conn’s Receivables Funding LLC
Series 2019-B, Class B, 3.62%, 6/17/2024‡(a)	2,292	2,302
Series 2019-B, Class C, 4.60%, 6/17/2024‡(a)	4,800	4,814
Series 2020-A, Class C, 4.20%, 6/16/2025‡(a)	6,658	6,714
Consumer Loan Underlying Bond Certificate Issuer Trust I
Series 2019-46, Class PT, HB, 23.71%, 12/15/2044(a)(k)	8,256	8,261
Series 2019-54, Class PT, HB, 24.20%, 2/15/2045(a)(k)	11,534	11,532
Series 2020-4, Class PT, HB, 23.50%, 3/15/2045‡(a)(k)	4,379	4,394
Series 2020-8, Class PT, HB, 23.96%, 4/17/2045(a)(k)	4,514	4,497
Consumer Loan Underlying Bond Credit Trust
Series 2018-P2, Class C, 5.21%, 10/15/2025‡(a)	1,500	1,530
Series 2020-P1, Class C, 4.61%, 3/15/2028‡(a)	7,000	7,222
CoreVest American Finance Trust
Series 2019-1, Class E, 5.49%, 3/15/2052‡(a)	575	635
Series 2019-2, Class E, 5.21%, 6/15/2052‡(a)(k)	1,250	1,365
Series 2019-3, Class XB, IO, 1.39%, 10/15/2052(a)(k)	53,875	4,699
Series 2019-3, Class XA, IO, 2.04%, 10/15/2052(a)(k)	39,912	2,805
Series 2019-3, Class D, 3.76%, 10/15/2052‡(a)	8,689	9,144
Series 2019-3, Class E, 4.74%, 10/15/2052‡(a)(k)	3,650	3,879
CPS Auto Receivables Trust
Series 2020-A, Class D, 2.90%, 12/15/2025(a)	4,200	4,333
Series 2021-A, Class D, 1.16%, 12/15/2026(a)	2,875	2,868
Series 2021-A, Class E, 2.53%, 3/15/2028(a)	3,100	3,086
Series 2021-B, Class E, 3.41%, 6/15/2028(a)	6,750	6,776
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class B, 2.39%, 4/16/2029(a)	4,550	4,686
Series 2021-3A, Class A, 1.00%, 5/15/2030(a)	4,681	4,692
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-4, Class M1, 0.81%, 7/25/2034‡(k)	1,220	1,207
DataBank Issuer Series 2021-1A, Class C, 4.43%, 2/27/2051‡(a)	3,800	3,878
Diamond Resorts Owner Trust
Series 2018-1, Class D, 5.90%, 1/21/2031‡(a)	633	643
Series 2019-1A, Class D, 5.25%, 2/20/2032‡(a)	2,313	2,279
Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022‡(a)(h)	6,825	6,825
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2II, 3.15%, 4/25/2051(a)	6,000	6,203
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 3/15/2023	59	60
Series 2018-3, Class D, 4.30%, 9/16/2024	1,297	1,329
Series 2020-1, Class D, 2.70%, 5/17/2027	2,000	2,066
Driven Brands Funding LLC
Series 2019-1A, Class A2, 4.64%, 4/20/2049(a)	1,955	2,116
Series 2019-2A, Class A2, 3.98%, 10/20/2049(a)	3,910	4,151
Series 2020-1A, Class A2, 3.79%, 7/20/2050(a)	496	526
DT Auto Owner Trust
Series 2017-2A, Class E, 6.03%, 1/15/2024(a)	365	366
Series 2017-3A, Class E, 5.60%, 8/15/2024(a)	443	450
Series 2019-1A, Class D, 3.87%, 11/15/2024(a)	1,000	1,034

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-4A, Class E, 5.15%, 11/15/2024(a)	1,778	1,799
Series 2018-1A, Class E, 5.42%, 3/17/2025(a)	1,055	1,075
Series 2019-3A, Class D, 2.96%, 4/15/2025(a)	2,300	2,373
Series 2018-2A, Class E, 5.54%, 6/16/2025(a)	1,200	1,254
Series 2020-1A, Class D, 2.55%, 11/17/2025(a)	5,260	5,441
Series 2018-3A, Class E, 5.33%, 11/17/2025(a)	1,340	1,406
Series 2019-1A, Class E, 4.94%, 2/17/2026(a)	4,520	4,718
Series 2020-2A, Class C, 3.28%, 3/16/2026(a)	3,437	3,592
Series 2020-2A, Class D, 4.73%, 3/16/2026(a)	3,770	4,094
Series 2019-3A, Class E, 3.85%, 8/17/2026(a)	10,500	10,899
Series 2019-4A, Class E, 3.93%, 10/15/2026(a)	13,080	13,655
Series 2021-1A, Class D, 1.16%, 11/16/2026(a)	2,633	2,635
Series 2021-2A, Class D, 1.50%, 2/16/2027(a)	2,022	2,033
Series 2020-1A, Class E, 3.48%, 2/16/2027(a)	10,750	11,210
Series 2020-2A, Class E, 7.17%, 6/15/2027(a)	6,880	7,785
Series 2020-3A, Class E, 3.62%, 10/15/2027(a)	5,300	5,516
Series 2021-1A, Class E, 2.38%, 1/18/2028(a)	2,000	1,996
Series 2021-2A, Class E, 2.97%, 7/17/2028(a)	6,500	6,570
E3 (Cayman Islands) Series 2019-1, Class C, 5.00%, 9/20/2055‡(a)	830	838
Elara HGV Timeshare Issuer LLC Series 2019-A, Class C, 3.45%, 1/25/2034‡(a)	1,730	1,768
Exeter Automobile Receivables Trust
Series 2017-3A, Class C, 3.68%, 7/17/2023(a)	397	404
Series 2016-3A, Class D, 6.40%, 7/17/2023(a)	667	668
Series 2017-2A, Class D, 6.39%, 2/15/2024(a)	1,000	1,025
Series 2018-3A, Class D, 4.35%, 6/17/2024(a)	1,515	1,561
Series 2018-3A, Class E, 5.43%, 8/15/2024(a)	9,255	9,889
Series 2018-1A, Class E, 4.64%, 10/15/2024(a)	2,260	2,317
Series 2017-3A, Class D, 5.28%, 10/15/2024(a)	1,000	1,035
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	14,475	15,007
Series 2020-1A, Class C, 2.49%, 1/15/2025(a)	4,940	5,034
Series 2020-2A, Class C, 3.28%, 5/15/2025(a)	6,591	6,829
Series 2018-2A, Class E, 5.33%, 5/15/2025(a)	2,900	3,036
Series 2018-4A, Class E, 5.38%, 7/15/2025(a)	5,555	5,868
Series 2019-3A, Class D, 3.11%, 8/15/2025(a)	4,260	4,407
Series 2018-3A, Class F, 6.55%, 8/25/2025(a)	5,130	5,473
Series 2020-1A, Class D, 2.73%, 12/15/2025(a)	10,000	10,305
Series 2019-1A, Class E, 5.20%, 1/15/2026(a)	9,375	9,952
Series 2020-2A, Class D, 4.73%, 4/15/2026(a)	10,000	10,768
Series 2019-2A, Class E, 4.68%, 5/15/2026(a)	9,160	9,719
Series 2020-3A, Class E, 3.44%, 8/17/2026(a)	5,000	5,170
Series 2019-3A, Class E, 4.00%, 8/17/2026(a)	16,092	16,831
Series 2019-4A, Class E, 3.56%, 10/15/2026(a)	36,335	37,686
Series 2021-1A, Class D, 1.08%, 11/16/2026	18,609	18,549
Series 2020-1A, Class E, 3.74%, 1/15/2027(a)	35,090	36,431
Series 2021-2A, Class D, 1.40%, 4/15/2027	14,798	14,818
Series 2020-2A, Class E, 7.19%, 9/15/2027(a)	10,510	11,971
Series 2021-1A, Class E, 2.21%, 2/15/2028(a)	38,320	37,823
Series 2021-2A, Class E, 2.90%, 7/17/2028(a)	11,717	11,701
FirstKey Homes Trust Series 2020-SFR1, Class F2, 4.28%, 9/17/2025‡(a)	9,000	9,340
Flagship Credit Auto Trust
Series 2016-3, Class E, 6.25%, 10/15/2023(a)	1,110	1,121
Series 2017-4, Class D, 3.58%, 1/15/2024(a)	175	180
Series 2017-2, Class E, 5.55%, 7/15/2024(a)	530	547
Series 2019-1, Class D, 4.08%, 2/18/2025(a)	3,833	4,029
Series 2020-1, Class D, 2.48%, 3/16/2026(a)	4,000	4,131
Series 2019-2, Class E, 4.52%, 12/15/2026(a)	4,500	4,766
Foundation Finance Trust
Series 2019-1A, Class B, 4.22%, 11/15/2034(a)	855	919
Series 2019-1A, Class C, 5.66%, 11/15/2034‡(a)	3,055	3,386

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FREED ABS Trust
Series 2019-1, Class B, 3.87%, 6/18/2026‡(a)	4,028	4,061
Series 2019-1, Class C, 5.39%, 6/18/2026(a)	16,050	16,514
Series 2019-2, Class C, 4.86%, 11/18/2026‡(a)	5,000	5,166
Series 2020-FP1, Class B, 3.06%, 3/18/2027‡(a)	6,150	6,245
Series 2020-FP1, Class C, 4.37%, 3/18/2027(a)	11,250	11,546
Series 2020-2CP, Class B, 5.50%, 6/18/2027‡(a)	2,929	3,024
Series 2020-3FP, Class B, 4.18%, 9/20/2027‡(a)	3,000	3,054
Series 2021-1CP, Class B, 1.41%, 3/20/2028‡(a)	3,250	3,265
Series 2021-1CP, Class C, 2.83%, 3/20/2028‡(a)	1,400	1,412
Series 2021-2, Class C, 1.94%, 6/19/2028(a)	2,796	2,805
Genesis Sales Finance Master Trust Series 2020-AA, Class C, 2.99%, 9/22/2025(a)	1,000	1,009
GLS Auto Receivables Issuer Trust
Series 2020-1A, Class C, 2.72%, 11/17/2025(a)	5,000	5,153
Series 2019-1A, Class D, 4.94%, 12/15/2025(a)	4,505	4,717
Series 2019-2A, Class D, 4.52%, 2/17/2026(a)	7,950	8,296
Series 2019-3A, Class D, 3.84%, 5/15/2026(a)	700	724
Series 2019-4A, Class D, 4.09%, 8/17/2026(a)	8,950	9,331
Series 2020-4A, Class D, 1.64%, 10/15/2026(a)	3,000	3,024
Series 2020-1A, Class D, 3.68%, 11/16/2026(a)	15,750	16,272
Series 2020-3A, Class E, 4.31%, 7/15/2027(a)	3,830	4,035
Series 2020-4A, Class E, 3.51%, 10/15/2027(a)	11,700	12,100
GLS Auto Receivables Trust Series 2018-3A, Class D, 5.34%, 8/15/2025(a)	680	713
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047‡(a)	405	401
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042‡(a)	218	220
Series 2016-4B, Class B, 4.99%, 9/20/2047‡(a)	247	252
Hertz Vehicle Financing II LP Series 2019-3A, Class C, 3.43%, 12/26/2025(a)	6,500	6,519
HIN Timeshare Trust
Series 2020-A, Class B, 2.23%, 10/9/2039‡(a)	3,033	3,087
Series 2020-A, Class D, 5.50%, 10/9/2039‡(a)	2,638	2,758
Lakeview CDO LLC 2.85%, 11/10/2032‡(k)	6,650	6,626
Lending Point Asset Securitization Trust Series 2020-1, Class C, 4.14%, 2/10/2026‡(a)	4,500	4,548
Lendingpoint Asset Securitization Trust Series 2019-2, Class B, 3.73%, 11/10/2025‡(a)	3,535	3,542
LendingPoint Asset Securitization Trust Series 2021-1, Class C, 4.94%, 4/15/2027(a)	10,628	10,653
Lendmark Funding Trust
Series 2018-2A, Class D, 6.78%, 4/20/2027(a)	2,500	2,554
Series 2019-1A, Class D, 5.34%, 12/20/2027‡(a)	3,000	3,076
Series 2019-2A, Class C, 3.72%, 4/20/2028‡(a)	3,040	3,114
Series 2021-1A, Class A, 1.90%, 11/20/2031(a)	3,729	3,756
Series 2021-1A, Class B, 2.47%, 11/20/2031(a)	1,326	1,326
Series 2021-1A, Class C, 3.41%, 11/20/2031(a)	1,312	1,323
Series 2021-1A, Class D, 5.05%, 11/20/2031(a)	6,750	6,865
LFT CRE Ltd. (Cayman Islands)
Series 2021-FL1, Class E, 3.05%, 6/15/2039(a)(j)(k)	10,000	10,000
Series 21-FL1, Class D, 2.55%, 6/15/2039(a)(j)(k)	22,600	22,600
LL ABS Trust
Series 2019-1A, Class A, 2.87%, 3/15/2027(a)	407	408
Series 2019-1A, Class C, 5.07%, 3/15/2027‡(a)	3,500	3,570
Series 2020-1A, Class A, 2.33%, 1/17/2028(a)	4,017	4,047
LP LMS Asset Securitization Trust Series 2019-1A, Class A, 4.21%, 11/10/2025(a)	2,146	2,163
LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019‡(a)	119	120
Mariner Finance Issuance Trust Series 2019-AA, Class D, 5.44%, 7/20/2032‡(a)	5,120	5,187
Marlette Funding Trust Series 2017-3A, Class D, 5.03%, 12/15/2024‡(a)	2,902	2,919
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049(a)	27,698	28,942

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Residential Mortgage LLC
Series 2020-FNT1, Class A, 5.44%, 6/25/2025(a)	19,658	20,174
Series 2018-FNT2, Class D, 4.92%, 7/25/2054‡(a)	329	330
Series 2018-FNT2, Class E, 5.12%, 7/25/2054‡(a)	494	494
Series 2018-FNT2, Class F, 5.95%, 7/25/2054‡(a)	1,646	1,647
NRZ Excess Spread-Collateralized Notes
Series 2018-FNT1, Class D, 4.69%, 5/25/2023‡(a)	547	548
Series 2018-FNT1, Class E, 4.89%, 5/25/2023‡(a)	783	783
Series 2020-PLS1, Class A, 3.84%, 12/25/2025(a)	10,606	10,733
Series 2021-FNT1, Class A, 2.98%, 3/25/2026(a)	7,678	7,648
Series 2021-FNT2, Class A, 3.23%, 5/25/2026(a)	17,535	17,546
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025(a)	6,960	7,037
Ocean Beach Spc (Cayman Islands) Series 2020-1I, Class A, 4.00%, 9/26/2022	9,011	9,011
Octane Receivables Trust
Series 2019-1A, Class A, 3.16%, 9/20/2023(a)	3,500	3,534
Series 2019-1A, Class B, 3.77%, 7/22/2024‡(a)	12,591	12,978
OnDeck Asset Securitization Trust III LLC
Series 2021-1A, Class A, 1.59%, 5/17/2027(a)	2,685	2,714
Series 2021-1A, Class C, 2.97%, 5/17/2027(a)	2,500	2,533
Series 2021-1A, Class D, 4.94%, 5/17/2027(a)	2,027	2,055
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class D, 4.40%, 1/14/2028(a)	580	590
Series 2019-1A, Class D, 4.68%, 4/14/2031(a)	4,500	4,975
OneMain Financial Issuance Trust
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(a)	745	748
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(a)	1,100	1,102
Series 2018-2A, Class D, 4.29%, 3/14/2033‡(a)	1,500	1,551
Series 2020-2A, Class A, 1.75%, 9/14/2035(a)	6,822	6,961
Series 2020-2A, Class B, 2.21%, 9/14/2035‡(a)	4,000	4,096
Series 2021-1A, Class A1, 1.55%, 6/16/2036(a)	45,500	45,587
Oportun Issuance Trust
Series 2021-B, Class C, 3.65%, 5/8/2031(a)	1,077	1,083
Series 2021-B, Class D, 5.41%, 5/8/2031(a)	1,760	1,770
Orange Lake Timeshare Trust
Series 2018-A, Class C, 3.74%, 11/8/2030‡(a)	2,005	2,055
Series 2019-A, Class D, 4.93%, 4/9/2038‡(a)	2,657	2,752
Oxford Finance Funding LLC Series 2020-1A, Class A2, 3.10%, 2/15/2028(a)	4,000	4,128
Pagaya AI Debt Selection Trust
Series 2020-3, Class C, 6.43%, 5/17/2027‡(a)	3,396	3,589
Series 2021-1, Class A, 1.18%, 11/15/2027(a)	14,285	14,313
Series 2021-1, Class B, 2.13%, 11/15/2027‡(a)	6,000	6,020
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 2.44%, 4/25/2023(a)(k)	4,626	4,609
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 2.94%, 2/25/2023(a)(k)	4,655	4,649
Series 2018-GT2, Class A, 2.74%, 8/25/2025(a)(k)	4,320	4,309
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 5.60%, 7/25/2035‡(h)	221	225
Prestige Auto Receivables Trust Series 2017-1A, Class E, 4.89%, 5/15/2024(a)	1,160	1,177
Pretium Mortgage Credit Partners I LLC Series 2020-NPL3, Class A2, 6.41%, 6/27/2060‡(a)(h)	14,500	14,608
Progress Residential Series 2021-SFR1, Class G, 3.86%, 4/17/2038‡(a)	7,000	7,004
Progress Residential Trust
Series 2020-SFR3, Class F, 2.80%, 10/17/2027‡(a)	5,000	5,040
Series 2020-SFR3, Class G, 4.11%, 10/17/2027(a)	3,000	3,075
Series 2019-SFR1, Class E, 4.47%, 8/17/2035‡(a)	2,000	2,055
Series 2018-SFR3, Class D, 4.43%, 10/17/2035‡(a)	1,047	1,057
Series 2018-SFR3, Class E, 4.87%, 10/17/2035‡(a)	524	531
Series 2019-SFR2, Class E, 4.14%, 5/17/2036‡(a)	4,000	4,075
Series 2019-SFR3, Class E, 3.37%, 9/17/2036(a)	6,100	6,272
Prosper Marketplace Issuance Trust Series 2019-2A, Class C, 5.05%, 9/15/2025‡(a)	7,941	8,087
PRPM LLC
Series 2020-1A, Class A1, 2.98%, 2/25/2025‡(a)(h)	4,580	4,603
Series 2020-4, Class A2, 3.44%, 10/25/2025‡(a)(h)	7,000	7,057

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
RAMP Trust Series 2002-RS2, Class AI5, 6.03%, 3/25/2032‡(k)	82	85
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 2.75%, 12/27/2044(a)(k)	12,790	12,218
Regional Management Issuance Trust
Series 2019-1, Class C, 4.11%, 11/15/2028‡(a)	5,110	5,207
Series 2020-1, Class A, 2.34%, 10/15/2030(a)	6,000	6,134
Series 2020-1, Class D, 6.77%, 10/15/2030‡(a)	2,410	2,495
Series 2021-1, Class A, 1.68%, 3/17/2031(a)	5,728	5,743
Series 2021-1, Class B, 2.42%, 3/17/2031‡(a)	895	894
Series 2021-1, Class C, 3.04%, 3/17/2031‡(a)	2,500	2,489
Series 2021-1, Class D, 5.07%, 3/17/2031‡(a)	2,600	2,586
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034‡(h)	130	130
Series 2005-2, Class M1, 5.05%, 8/25/2035‡(h)	544	575
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052‡(a)	183	187
Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030(a)	2,857	2,918
Republic FInance Issuance Trust Series 2019-A, Class A, 3.43%, 11/22/2027(a)	4,185	4,233
Santander Drive Auto Receivables Trust
Series 2017-3, Class E, 4.97%, 1/15/2025	5,770	5,927
Series 2018-2, Class E, 5.02%, 9/15/2025	5,584	5,800
Series 2020-2, Class D, 2.22%, 9/15/2026	2,350	2,421
Series 2021-2, Class D, 1.35%, 7/15/2027	5,360	5,368
Santander Prime Auto Issuance Notes Trust
Series 2018-A, Class E, 5.04%, 9/15/2025(a)	763	768
Series 2018-A, Class F, 6.80%, 9/15/2025(a)	1,552	1,568
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032(a)	11,500	12,157
Series 2019-A, Class C, 3.00%, 1/26/2032(a)	880	931
Series 2019-A, Class D, 3.45%, 1/26/2032(a)	8,085	8,520
SCF Equipment Leasing LLC
Series 2021-1A, Class E, 3.56%, 8/20/2032‡(a)	3,300	3,288
Series 2021-1A, Class F, 5.52%, 8/20/2032(a)	20,757	20,923
Security National Mortgage Loan Trust Series 2004-2A, Class AF3, 5.77%, 11/25/2034‡(a)(k)	9	9
Sierra Timeshare Receivables Funding LLC
Series 2019-1A, Class D, 4.75%, 1/20/2036‡(a)	524	538
Series 2019-2A, Class D, 4.54%, 5/20/2036‡(a)	1,460	1,498
Series 2019-3A, Class D, 4.18%, 8/20/2036‡(a)	3,428	3,493
Series 2020-2A, Class D, 6.59%, 7/20/2037(a)	3,147	3,336
Small Business Lending Trust Series 2020-A, Class C, 5.01%, 12/15/2026‡(a)	3,250	3,189
SoFi Consumer Loan Program LLC Series 2017-6, Class C, 4.02%, 11/25/2026‡(a)	100	102
Sofi Consumer Loan Program Trust Series 2018-2, Class C, 4.25%, 4/26/2027‡(a)	5,000	5,171
SoFi Consumer Loan Program Trust Series 2018-1, Class C, 3.97%, 2/25/2027‡(a)	450	462
Sonic Capital LLC Series 2018-1A, Class A2, 4.03%, 2/20/2048(a)	102	105
Springleaf Funding Trust Series 2015-BA, Class B, 3.80%, 5/15/2028‡(a)	900	904
Stanwich Mortgage Loan Trust Series 2019-NPB2, Class A1, 3.48%, 11/16/2024‡(a)(h)	4,084	4,108
Structured Asset Investment Loan Trust Series 2004-8, Class M3, 1.07%, 9/25/2034‡(k)	163	163
Tesla Auto Lease Trust
Series 2019-A, Class D, 3.37%, 1/20/2023(a)	2,700	2,795
Series 2019-A, Class E, 5.48%, 5/22/2023(a)	18,790	19,795
Series 2020-A, Class E, 4.64%, 8/20/2024(a)	4,493	4,736
Series 2021-A, Class E, 2.64%, 3/20/2025(a)	11,000	11,181
Towd Point Mortgage Trust Series 2017-FRE2, Class M6, 4.00%, 11/25/2047‡(a)(h)	5,260	5,318
Tricolor Auto Securitization Trust Series 2020-1A, Class B, 8.25%, 11/15/2026(a)	6,349	6,142
Upstart Pass-Through Trust Series 2021-ST4, Class CERT, 7/20/2027(a)	1,875	1,961
Upstart Securitization Trust
Series 2020-1, Class C, 4.90%, 4/22/2030(a)	3,000	3,116

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2021-1, Class C, 4.06%, 3/20/2031(a)	750	769
Series 2021-2, Class C, 3.61%, 6/20/2031(a)	6,391	6,445
US Auto Funding LLC
Series 2019-1A, Class C, 5.34%, 3/15/2023(a)	7,000	7,122
Series 2018-1A, Class B, 7.50%, 7/15/2023(a)	1,710	1,750
VCAT LLC Series 2020-NPL1, Class A1, 3.67%, 8/25/2050‡(a)(h)	2,854	2,885
Veros Automobile Receivables Trust Series 2018-1, Class D, 5.74%, 8/15/2025(a)	2,500	2,517
VM DEBT TRUST Series 2019-1, 9.50%, 5/31/2024	10,000	9,844
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051‡(a)(h)	7,568	7,567
Voya CLO Ltd. (Cayman Islands) Series 2016-3A, Class CR, 3.44%, 10/18/2031‡(a)(k)	535	519
Welk Resorts LLC
Series 2019-AA, Class C, 3.34%, 6/15/2038‡(a)	3,428	3,524
Series 2019-AA, Class D, 4.03%, 6/15/2038‡(a)	1,351	1,396
Westgate Resorts LLC Series 2020-1A, Class C, 6.21%, 3/20/2034‡(a)	9,238	9,773
Westlake Automobile Receivables Trust
Series 2018-3A, Class E, 4.90%, 12/15/2023(a)	670	697
Series 2018-2A, Class E, 4.86%, 1/16/2024(a)	450	462
Series 2018-1A, Class F, 5.60%, 7/15/2024(a)	3,500	3,517
Series 2019-2A, Class D, 3.20%, 11/15/2024(a)	1,013	1,047
Series 2018-2A, Class F, 6.04%, 1/15/2025(a)	1,320	1,349
Series 2018-3A, Class F, 6.02%, 2/18/2025(a)	3,690	3,839
Series 2019-3A, Class E, 3.59%, 3/17/2025(a)	600	620
Series 2019-2A, Class E, 4.02%, 4/15/2025(a)	4,815	5,000
Series 2020-2A, Class C, 2.01%, 7/15/2025(a)	1,000	1,021
Series 2020-2A, Class D, 2.76%, 1/15/2026(a)	2,000	2,079
Series 2019-1A, Class F, 5.67%, 2/17/2026(a)	3,009	3,112
Series 2019-2A, Class F, 5.00%, 3/16/2026(a)	1,880	1,926
Series 2019-3A, Class F, 4.72%, 4/15/2026(a)	3,400	3,492
ZAXBY’S FUNDING LLC Series 2021-1A, Class A2, 3.24%, 7/30/2051(a)(j)	13,795	13,795

TOTAL ASSET-BACKED SECURITIES (Cost $1,720,925)		1,750,851

COLLATERALIZED MORTGAGE OBLIGATIONS -11.4%
ACC 0.00%, 9/15/2022‡	17,788	17,788
Acre Series 2017-B, 8.39%, 12/22/2021‡	273	270
Adjustable Rate Mortgage Trust Series 2006-2, Class 1A4, 3.17%, 5/25/2036(k)	1,350	1,319
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	27	28
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	18	19
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	24	23
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	68	65
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	461	459
Series 2005-J14, Class A3, 5.50%, 12/25/2035	311	263
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	582	444
Angel Oak Mortgage Trust
Series 2019-5, Class M1, 3.30%, 10/25/2049‡(a)(k)	8,000	8,058
Series 2019-5, Class B1, 3.96%, 10/25/2049‡(a)(k)	2,470	2,491
Series 2019-6, Class B3, 6.02%, 11/25/2059‡(a)(k)	1,250	1,172
Series 2020-1, Class M1, 3.16%, 12/25/2059(a)(k)	4,400	4,447
Series 2020-1, Class B1, 3.76%, 12/25/2059‡(a)(k)	1,550	1,567
Angel Oak Mortgage Trust I LLC
Series 2018-2, Class B1, 4.89%, 7/27/2048‡(a)(k)	3,500	3,568
Series 2018-3, Class B1, 5.04%, 9/25/2048‡(a)(k)	1,000	1,025
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048‡(a)(k)	1,000	1,030
Series 2019-2, Class A3, 3.80%, 4/25/2049(a)(k)	1,116	1,136
Banc of America Funding Trust Series 2007-5, Class 4A1, 0.46%, 7/25/2037(k)	400	271

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 2.67%, 8/25/2034(k)	119	124
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033‡(h)	105	102
Bellemeade Re Ltd. (Bermuda)
Series 2019-1A, Class M2, 2.79%, 3/25/2029‡(a)(k)	1,000	1,003
Series 2019-3A, Class B1, 2.59%, 7/25/2029‡(a)(k)	1,000	1,000
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 2.84%, 5/25/2023(a)(k)	840	844
Series 2018-GT1, Class B, 3.59%, 5/25/2023(a)(k)	3,200	3,200
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	45	45
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019‡	6	6
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	97	98
COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050(a)(k)	1,108	1,116
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1ED2, 1.19%, 4/25/2031(a)(k)	32	32
Series 2018-R07, Class 1B1, 4.44%, 4/25/2031‡(a)(k)	8,186	8,481
Series 2019-R01, Class 2M2, 2.54%, 7/25/2031‡(a)(k)	11,391	11,442
Series 2019-R01, Class 2B1, 4.44%, 7/25/2031‡(a)(k)	1,000	1,034
Series 2019-R02, Class 1B1, 4.24%, 8/25/2031‡(a)(k)	10,130	10,443
Series 2019-R04, Class 2B1, 5.34%, 6/25/2039(a)(k)	5,000	5,175
Series 2019-R05, Class 1M2, 2.09%, 7/25/2039‡(a)(k)	643	646
Series 2019-R05, Class 1B1, 4.19%, 7/25/2039(a)(k)	1,500	1,524
Series 2019-R06, Class 2B1, 3.84%, 9/25/2039(a)(k)	26,974	27,244
Series 2019-R07, Class 1M2, 2.19%, 10/25/2039‡(a)(k)	8,031	8,067
Series 2019-R07, Class 1B1, 3.49%, 10/25/2039(a)(k)	3,000	3,047
Series 2020-R01, Class 1M2, 2.14%, 1/25/2040‡(a)(k)	3,243	3,258
Series 2020-R01, Class 1B1, 3.34%, 1/25/2040(a)(k)	2,000	2,000
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 0.64%, 6/25/2035(k)	256	196
CSMA SFR Holdings II (United Kingdom) Zero Coupon, 7/31/2023‡	6,802	6,692
Deephaven Residential Mortgage Trust
Series 2019-3A, Class B1, 4.26%, 7/25/2059(a)(k)	2,000	2,005
Series 2019-3A, Class B2, 5.66%, 7/25/2059(a)(k)	2,000	2,014
Series 2019-4A, Class B1, 3.99%, 10/25/2059(a)(k)	6,690	6,735
Series 2019-4A, Class B2, 4.92%, 10/25/2059(a)(k)	5,650	5,672
Series 2020-1, Class A1, 2.34%, 1/25/2060(a)(k)	2,772	2,806
Series 2020-1, Class A3, 2.65%, 1/25/2060(a)(k)	3,507	3,537
Series 2020-1, Class M1, 3.01%, 1/25/2060(a)(k)	9,500	9,754
Series 2020-1, Class B1, 3.66%, 1/25/2060‡(a)(k)	4,000	4,102
Deutsche Mortgage Securities, Inc., Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033(h)	130	133
Eagle RE Ltd. (Bermuda) Series 2019-1, Class M2, 3.39%, 4/25/2029‡(a)(k)	6,240	6,299
FHLMC STACR REMIC Trust Series 2021-DNA1, Class B2, 4.76%, 1/25/2051‡(a)(k)	6,400	6,096
FHLMC STACR Trust Series 2019-HQA2, Class M2, 2.14%, 4/25/2049(a)(k)	1,453	1,464
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-HQA2, Class M3, 4.89%, 5/25/2028(k)	2,799	2,892
Series 2016-DNA1, Class M3, 5.64%, 7/25/2028(k)	6,560	6,876
Series 2016-HQA1, Class M3, 6.44%, 9/25/2028(k)	1,905	2,033
Series 2016-DNA2, Class M3, 4.74%, 10/25/2028(k)	3,463	3,620
Series 2016-HQA2, Class M3, 5.24%, 11/25/2028(k)	16,296	17,073
Series 2016-DNA4, Class M3, 3.89%, 3/25/2029(k)	2,349	2,440
Series 2016-HQA4, Class M3, 3.99%, 4/25/2029(k)	15,922	16,534
Series 2017-HQA1, Class M2, 3.64%, 8/25/2029(k)	5,193	5,366
Series 2017-DNA2, Class B1, 5.24%, 10/25/2029(k)	7,000	7,614
Series 2017-HQA2, Class B1, 4.84%, 12/25/2029(k)	2,500	2,677
Series 2017-DNA3, Class B1, 4.54%, 3/25/2030(k)	3,500	3,691
Series 2017-HQA3, Class B1, 4.54%, 4/25/2030(k)	1,000	1,051
Series 2018-HQA1, Class M2, 2.39%, 9/25/2030(k)	8,470	8,533

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-HQA1, Class B1, 4.44%, 9/25/2030(k)	7,510	7,842
Series 2021-DNA2, Class M2, 2.31%, 8/25/2033(a)(k)	3,400	3,475
Series 2021-DNA2, Class B2, 6.01%, 8/25/2033(a)(k)	9,500	9,630
FHLMC, REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	1,833	193
Series 4149, IO, 3.00%, 1/15/2033	443	48
Series 4160, IO, 3.00%, 1/15/2033	1,289	147
Series 4212, Class MI, IO, 3.00%, 6/15/2033	1,729	197
Series 2916, Class S, IF, IO, 7.15%, 1/15/2035(k)	2,453	492
Series 3145, Class GI, IF, IO, 6.50%, 4/15/2036(k)	2,238	424
Series 4116, Class LS, IF, IO, 6.10%, 10/15/2042(k)	332	78
Series 4495, Class PI, IO, 4.00%, 9/15/2043	439	35
Series 4321, Class PI, IO, 4.50%, 1/15/2044	422	64
Series 4670, Class TI, IO, 4.50%, 1/15/2044	712	74
Series 4550, Class DI, IO, 4.00%, 3/15/2044	357	31
Series 4612, Class QI, IO, 3.50%, 5/15/2044	550	61
Series 4612, Class PI, IO, 3.50%, 6/15/2044	48	6
Series 4657, Class QI, IO, 4.00%, 9/15/2044	577	61
Series 4585, Class JI, IO, 4.00%, 5/15/2045	405	59
Series 4628, Class PI, IO, 4.00%, 7/15/2045	348	36
Series 4599, Class SA, IF, IO, 5.90%, 7/15/2046(k)	290	63
Series 4681, Class SD, IF, IO, 6.05%, 5/15/2047(k)	665	154
Series 4694, Class SA, IF, IO, 6.00%, 6/15/2047(k)	1,042	193
Series 4689, Class SD, IF, IO, 6.05%, 6/15/2047(k)	950	215
Series 4717, Class SP, IF, IO, 6.00%, 8/15/2047(k)	28,054	6,682
Series 4707, Class SA, IF, IO, 6.05%, 8/15/2047(k)	928	237
Series 4714, Class SA, IF, IO, 6.05%, 8/15/2047(k)	756	164
Series 4746, Class SC, IF, IO, 6.05%, 1/15/2048(k)	11,140	2,618
Series 4910, Class PI, IO, 5.00%, 7/25/2049	2,968	582
Series 4919, Class SH, IF, IO, 5.91%, 9/25/2049(k)	20,368	3,338
Series 4906, Class QS, IF, IO, 5.96%, 9/25/2049(k)	20,968	4,213
Series 4925, Class SA, IF, IO, 5.96%, 10/25/2049(k)	32,130	6,210
Series 4932, Class SA, IF, IO, 5.91%, 11/25/2049(k)	28,659	5,228
Series 4937, Class MS, IF, IO, 5.96%, 12/25/2049(k)	50,061	9,483
Series 4954, Class SY, IF, IO, 5.96%, 2/25/2050(k)	30,237	6,011
Series 4983, Class SY, IF, IO, 6.01%, 5/25/2050(k)	21,164	4,627
Series 4983, Class SA, IF, IO, 6.01%, 6/25/2050(k)	18,333	3,867
Series 4995, Class SB, IF, IO, 6.01%, 7/25/2050(k)	17,910	4,314
Series 5011, Class MI, IO, 3.00%, 9/25/2050	48,921	7,937
Series 5023, Class HI, IO, 3.00%, 10/25/2050	13,504	2,247
Series 5052, Class EI, IO, 3.00%, 12/25/2050	39,213	6,855
Series 5072, Class BI, IO, 3.00%, 2/25/2051	46,869	7,774
Series 4839, Class WS, IF, IO, 6.00%, 8/15/2056(k)	36,001	8,374
FHLMC, STRIPS
Series 304, Class C32, IO, 3.00%, 10/15/2026	283	17
Series 342, Class S7, IF, IO, 6.01%, 2/15/2045(k)	12,451	3,019
FMC GMSR Issuer Trust
3.69%, 2/25/2024	29,500	29,508
Series 2020-GT1, Class A, 4.45%, 1/25/2026(a)(k)	7,000	7,056
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 1M2, 5.09%, 7/25/2025‡(k)	2,391	2,459
Series 2016-C01, Class 1M2, 6.84%, 8/25/2028(k)	6,030	6,459
Series 2016-C02, Class 1M2, 6.09%, 9/25/2028(k)	1,488	1,568
Series 2016-C03, Class 1M2, 5.39%, 10/25/2028(k)	2,046	2,149
Series 2016-C03, Class 2M2, 5.99%, 10/25/2028(k)	1,075	1,135
Series 2016-C05, Class 2M2, 4.54%, 1/25/2029(k)	1,717	1,791
Series 2016-C06, Class 1M2, 4.34%, 4/25/2029(k)	21,925	22,862
Series 2016-C07, Class 2M2, 4.44%, 5/25/2029(k)	6,025	6,304
Series 2017-C01, Class 1M2, 3.64%, 7/25/2029(k)	986	1,023
Series 2017-C01, Class 1B1, 5.84%, 7/25/2029(k)	16,485	18,095
Series 2017-C02, Class 2M2, 3.74%, 9/25/2029(k)	11,014	11,427
Series 2017-C02, Class 2B1, 5.59%, 9/25/2029(k)	5,500	5,981

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-C03, Class 1B1, 4.94%, 10/25/2029(k)	3,000	3,206
Series 2017-C05, Class 1B1, 3.69%, 1/25/2030(k)	2,760	2,872
Series 2017-C06, Class 1M2, 2.74%, 2/25/2030(k)	2,345	2,387
Series 2017-C06, Class 2B1, 4.54%, 2/25/2030(k)	8,015	8,381
Series 2017-C07, Class 2M2, 2.59%, 5/25/2030(k)	4,825	4,896
Series 2017-C07, Class 1B1, 4.09%, 5/25/2030(k)	5,200	5,389
Series 2018-C01, Class 1B1, 3.64%, 7/25/2030(k)	2,870	2,940
Series 2018-C02, Class 2M2, 2.29%, 8/25/2030(k)	1,418	1,437
Series 2018-C03, Class 1M2, 2.24%, 10/25/2030(k)	292	295
Series 2018-C04, Class 2M2, 2.64%, 12/25/2030(k)	4,344	4,427
Series 2018-C04, Class 2B1, 4.59%, 12/25/2030(k)	4,250	4,436
Series 2018-C05, Class 1M2, 2.44%, 1/25/2031(k)	1,131	1,145
Series 2018-C05, Class 1B1, 4.34%, 1/25/2031(k)	3,000	3,107
Series 2018-C06, Class 1M2, 2.09%, 3/25/2031(k)	1,346	1,353
Series 2018-C06, Class 2M2, 2.19%, 3/25/2031(k)	934	942
Series 2018-C06, Class 1B1, 3.84%, 3/25/2031(k)	15,310	15,563
Series 2018-C06, Class 2B1, 4.19%, 3/25/2031(k)	2,860	2,944
FNMA, REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	996	87
Series 2012-93, Class FS, IF, IO, 6.06%, 9/25/2032(k)	3,261	584
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	2,730	285
Series 2003-76, Class SB, IF, IO, 6.96%, 8/25/2033(k)	2,382	394
Series 2006-42, Class LI, IF, IO, 6.47%, 6/25/2036(k)	1,985	387
Series 2011-79, Class SD, IF, IO, 5.81%, 8/25/2041(k)	5,409	991
Series 2011-78, Class JS, IF, IO, 5.91%, 8/25/2041(k)	2,563	515
Series 2012-133, Class HS, IF, IO, 6.06%, 12/25/2042(k)	302	77
Series 2012-133, Class NS, IF, IO, 6.06%, 12/25/2042(k)	1,347	274
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	551	67
Series 2015-35, Class SA, IF, IO, 5.51%, 6/25/2045(k)	13,371	2,299
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	462	75
Series 2016-56, Class ST, IF, IO, 5.91%, 8/25/2046(k)	7,530	1,726
Series 2016-63, Class AS, IF, IO, 5.91%, 9/25/2046(k)	153	34
Series 2016-75, Class SC, IF, IO, 6.01%, 10/25/2046(k)	10,529	1,980
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	491	79
Series 2016-95, Class ES, IF, IO, 5.91%, 12/25/2046(k)	2,516	572
Series 2017-13, Class AS, IF, IO, 5.96%, 2/25/2047(k)	925	212
Series 2017-6, Class SB, IF, IO, 5.96%, 2/25/2047(k)	166	35
Series 2017-16, Class SM, IF, IO, 5.96%, 3/25/2047(k)	5,447	1,222
Series 2017-39, Class ST, IF, IO, 6.01%, 5/25/2047(k)	2,230	465
Series 2017-70, Class SA, IF, IO, 6.06%, 9/25/2047(k)	1,395	299
Series 2017-69, Class SH, IF, IO, 6.11%, 9/25/2047(k)	1,136	254
Series 2017-81, Class SM, IF, IO, 6.11%, 10/25/2047(k)	24,736	6,002
Series 2017-90, Class SP, IF, IO, 6.06%, 11/25/2047(k)	3,929	947
Series 2017-112, Class SC, IF, IO, 6.06%, 1/25/2048(k)	5,063	953
Series 2018-16, Class SN, IF, IO, 6.16%, 3/25/2048(k)	2,673	510
Series 2018-27, Class SE, IF, IO, 6.11%, 5/25/2048(k)	4,468	983
Series 2018-67, Class SN, IF, IO, 6.11%, 9/25/2048(k)	8,596	1,761
Series 2019-32, Class PI, IO, 5.00%, 10/25/2048	1,904	307
Series 2018-73, Class SC, IF, IO, 6.11%, 10/25/2048(k)	6,181	1,210
Series 2019-47, Class QI, IO, 4.50%, 6/25/2049	3,213	544
Series 2019-37, Class CS, IF, IO, 5.96%, 7/25/2049(k)	5,626	1,361
Series 2019-42, Class SK, IF, IO, 5.96%, 8/25/2049(k)	11,045	2,067
Series 2019-62, Class SP, IF, IO, 5.96%, 11/25/2049(k)	24,794	5,616
Series 2020-54, Class AS, IF, IO, 6.06%, 8/25/2050(k)	42,027	9,545
Series 2020-89, Class GI, IO, 3.00%, 12/25/2050	70,328	11,941
Series 2020-100, Class IA, IO, 3.00%, 1/25/2051	118,944	19,666
Series 2021-8, Class GI, IO, 3.00%, 3/25/2051	16,110	2,833
Series 2017-57, Class SA, IF, IO, 6.01%, 8/25/2057(k)	1,158	275
FNMA, STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	223	14
Series 421, Class C3, IO, 4.00%, 7/25/2030	441	41

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FTF 8.00%, 8/15/2024	6,500	3,575
GCAT Trust
Series 2020-NQM1, Class M1, 2.93%, 1/25/2060‡(a)(k)	10,871	10,845
Series 2020-NQM1, Class B1, 3.64%, 1/25/2060‡(a)(k)	3,000	3,009
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	45	46
GNMA
Series 2013-182, Class MS, IF, IO, 6.04%, 12/20/2043(k)	12,650	2,913
Series 2015-110, Class MS, IF, IO, 5.61%, 8/20/2045(k)	8,160	1,463
Series 2016-49, Class SB, IF, IO, 5.95%, 4/20/2046(k)	5,300	1,027
Series 2016-83, Class SA, IF, IO, 6.00%, 6/20/2046(k)	3,499	785
Series 2016-108, Class SN, IF, IO, 5.98%, 8/20/2046(k)	17,751	4,113
Series 2016-108, Class SM, IF, IO, 6.00%, 8/20/2046(k)	4,065	871
Series 2016-111, Class SA, IF, IO, 6.00%, 8/20/2046(k)	6,718	1,488
Series 2016-120, Class NS, IF, IO, 6.00%, 9/20/2046(k)	4,609	1,022
Series 2016-120, Class SA, IF, IO, 6.00%, 9/20/2046(k)	21,901	4,335
Series 2016-146, Class NS, IF, IO, 6.00%, 10/20/2046(k)	5,690	1,341
Series 2016-147, Class AS, IF, IO, 6.00%, 10/20/2046(k)	7,906	1,680
Series 2017-36, Class SL, IF, IO, 6.10%, 3/16/2047(k)	8,982	1,757
Series 2019-132, Class KI, IO, 3.50%, 3/20/2047	1,959	98
Series 2017-68, Class DS, IF, IO, 6.05%, 5/20/2047(k)	18,074	3,581
Series 2017-68, Class SA, IF, IO, 6.05%, 5/20/2047(k)	4,031	816
Series 2017-80, Class AS, IF, IO, 6.10%, 5/20/2047(k)	4,179	800
Series 2017-85, Class SA, IF, IO, 6.05%, 6/20/2047(k)	6,162	1,145
Series 2017-107, Class KS, IF, IO, 6.10%, 7/20/2047(k)	8,055	1,511
Series 2017-120, Class ES, IF, IO, 6.10%, 8/20/2047(k)	7,690	1,601
Series 2017-134, Class SB, IF, IO, 6.10%, 9/20/2047(k)	5,711	977
Series 2017-134, Class SD, IF, IO, 6.10%, 9/20/2047(k)	9,701	2,098
Series 2017-155, Class KS, IF, IO, 6.10%, 10/20/2047(k)	6,499	1,212
Series 2017-161, Class DS, IF, IO, 6.15%, 10/20/2047(k)	4,955	1,051
Series 2017-163, Class HS, IF, IO, 6.10%, 11/20/2047(k)	12,609	2,360
Series 2017-180, Class SD, IF, IO, 6.10%, 12/20/2047(k)	6,630	1,189
Series 2018-7, Class DS, IF, IO, 5.60%, 1/20/2048(k)	4,481	885
Series 2018-6, Class CS, IF, IO, 6.10%, 1/20/2048(k)	5,306	1,194
Series 2018-36, Class SG, IF, IO, 6.08%, 3/20/2048(k)	4,730	1,038
Series 2018-46, Class AS, IF, IO, 6.10%, 3/20/2048(k)	16,974	3,578
Series 2018-63, Class BS, IF, IO, 6.10%, 4/20/2048(k)	10,639	2,259
Series 2018-63, Class SB, IF, IO, 6.10%, 4/20/2048(k)	5,339	989
Series 2018-65, Class DS, IF, IO, 6.10%, 5/20/2048(k)	6,379	1,240
Series 2018-125, Class SU, IF, IO, 6.10%, 9/20/2048(k)	19,460	4,059
Series 2018-147, Class SD, IF, IO, 6.05%, 10/20/2048(k)	4,087	710
Series 2019-33, Class PI, IO, 4.00%, 11/20/2048	163	35
Series 2019-1, Class SG, IF, IO, 5.95%, 1/20/2049(k)	15,701	3,136
Series 2019-49, Class SB, IF, IO, 5.44%, 4/20/2049(k)	9,073	1,335
Series 2019-42, Class SJ, IF, IO, 5.95%, 4/20/2049(k)	9,130	1,440
Series 2019-43, Class LS, IF, IO, 5.95%, 4/20/2049(k)	4,506	930
Series 2019-65, Class ST, IF, IO, 5.95%, 5/20/2049(k)	16,331	2,457
Series 2019-56, Class GS, IF, IO, 6.05%, 5/20/2049(k)	9,243	1,418
Series 2019-71, Class SA, IF, IO, 6.05%, 6/20/2049(k)	18,044	3,456
Series 2019-71, Class SK, IF, IO, 6.05%, 6/20/2049(k)	14,315	2,596
Series 2019-85, Class CS, IF, IO, 6.00%, 7/20/2049(k)	28,215	4,677
Series 2019-86, Class ST, IF, IO, 6.00%, 7/20/2049(k)	12,705	1,779
Series 2019-89, Class KS, IF, IO, 6.00%, 7/20/2049(k)	20,500	3,108
Series 2019-103, Class SC, IF, IO, 5.95%, 8/20/2049(k)	28,893	5,345
Series 2019-99, Class SJ, IF, IO, 5.95%, 8/20/2049(k)	14,050	2,525
Series 2019-97, Class GS, IF, IO, 6.00%, 8/20/2049(k)	33,932	6,156
Series 2019-115, Class SA, IF, IO, 5.95%, 9/20/2049(k)	13,565	2,389
Series 2019-115, Class US, IF, IO, 5.95%, 9/20/2049(k)	18,004	2,941
Series 2019-119, Class SA, IF, IO, 5.95%, 9/20/2049(k)	25,565	4,682
Series 2019-120, Class DS, IF, IO, 5.95%, 9/20/2049(k)	17,276	3,517

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-115, Class SW, IF, IO, 6.00%, 9/20/2049(k)	32,671	5,560
Series 2019-117, Class SA, IF, IO, 6.00%, 9/20/2049(k)	21,977	4,454
Series 2019-132, Class SK, IF, IO, 5.95%, 10/20/2049(k)	16,930	2,375
Series 2019-138, Class SW, IF, IO, 5.95%, 10/20/2049(k)	4,061	793
Series 2019-158, Class SG, IF, IO, 5.95%, 12/20/2049(k)	21,588	3,669
Series 2020-11, Class LS, IF, IO, 5.95%, 1/20/2050(k)	59,903	10,255
Series 2020-33, Class SB, IF, IO, 5.95%, 3/20/2050(k)	28,038	5,785
Series 2020-86, Class TS, IF, IO, 5.50%, 6/20/2050(k)	16,890	2,764
Series 2020-101, Class SA, IF, IO, 6.10%, 7/20/2050(k)	90,538	19,652
Series 2020-101, Class SJ, IF, IO, 6.10%, 7/20/2050(k)	64,425	13,083
Series 2020-140, Class SG, IF, IO, 6.25%, 9/20/2050(k)	86,267	19,211
Series 2021-42, Class SD, IF, IO, 6.20%, 11/20/2050(k)	50,185	13,444
Series 2021-9, Class MI, IO, 2.50%, 1/20/2051	217,213	28,068
Series 2021-23, Class IA, IO, 2.50%, 2/20/2051	106,259	13,542
Series 2021-91, Class CI, IO, 3.00%, 5/20/2051	22,030	3,366
3.64%, 4/16/2061	72,781	15,921
0.00%, 2/16/2063(k)	123,820	26,892
Series 2015-H13, Class GI, IO, 1.60%, 4/20/2065(k)	2,200	87
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051‡	314	313
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(a)(k)	173	74
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 2.95%, 9/25/2035(k)	160	163
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 0.28%, 1/25/2047(k)	8,805	8,694
Homeward Opportunities Fund I Trust Series 2019-3, Class B1, 4.02%, 11/25/2059‡(a)(k)	5,000	5,179
Homeward Opportunities Fund Trust Series 2020-BPL1, Class A2, 5.44%, 8/25/2025(a)(h)	7,653	7,810
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	1,500	1,500
Impac CMB Trust Series 2005-1, Class 1A2, 0.71%, 4/25/2035(k)	274	275
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 2.83%, 9/25/2037(k)	15,172	12,703
JPMorgan Alternative Loan Trust Series 2006-S3, Class A4, 6.81%, 8/25/2036(h)	2,631	2,571
JPMorgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	47	49
Lehman Mortgage Trust Series 2007-7, Class 5A7, 6.50%, 8/25/2037	13,261	9,213
LHOME Mortgage Trust
Series 2019-RTL2, Class A2, 4.34%, 3/25/2024(a)(h)	6,500	6,601
Series 2019-RTL3, Class A1, 3.87%, 7/25/2024(a)	12,000	12,112
Series 2019-RTL3, Class A2, 4.34%, 7/25/2024(a)(h)	9,300	9,453
Series 2020-RTL1, Class A2, 3.72%, 10/25/2024(a)(h)	4,250	4,277
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.93%, 8/25/2033‡(k)	51	52
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	38	35
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 2.20%, 8/25/2033(k)	58	58
New Residential Mortgage Loan Trust
Series 2019-2A, Class A1IB, IO, 1.00%, 12/25/2057(a)(k)	15,260	365
Series 2018-3A, Class A1IC, IO, 1.50%, 5/25/2058(a)(k)	34,927	1,418
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059‡(a)(k)	3,042	3,069
OBX Trust Series 2020-EXP1, Class 2A1, 0.84%, 2/25/2060(a)(k)	3,062	3,075
P -stlb 9.25%, 10/11/2026‡	7,700	7,700
PMT Credit Risk Transfer Trust
Series 2021-1R, Class A, 3.01%, 2/27/2024(a)(k)	19,841	19,840
Series 2019-1R, Class A, 2.09%, 3/27/2024(a)(k)	3,379	3,370
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A2, 4.21%, 9/27/2060(a)(h)	14,000	14,027
PRPM
Series 2019-GS1, Class A1, 3.50%, 10/25/2024(a)(k)	10,973	11,049
Series 2019-GS1, Class A2, 4.75%, 10/25/2024(a)(k)	4,311	4,338
PRPM LLC
Series 2020-2, Class A1, 3.67%, 8/25/2025(a)(h)	1,754	1,767

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2020-3, Class A1, 2.86%, 9/25/2025(a)(h)	1,509	1,518
Series 2020-3, Class A2, 5.07%, 9/25/2025(a)(h)	3,400	3,423
Series 2021-1, Class A2, 3.72%, 1/25/2026(a)(k)	5,000	4,999
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	95	98
Repo Buyer 8.32%, 5/14/2022‡	3,999	3,999
Repo Buyer RRI Trust 3.06%, 4/14/2055‡	9,064	9,045
RSFR Series 2020-1, Class PT, 4.21%, 2/17/2025(a)(h)	19,704	19,314
SART
5.64%, 2/15/2024‡	1,001	973
4.75%, 7/15/2024	302	304
4.76%, 6/15/2025	754	758
SART CRR
Series 4, Class B, 4.70%, 10/15/2024‡	2,004	1,945
5.01%, 4/15/2026‡	1,526	1,483
4.60%, 7/15/2026‡	1,888	1,832
Seasoned Credit Risk Transfer Trust Series 2017-3, Class A, IO, 0.00%, 7/25/2056(k)	24,762	12
STACR Trust
Series 2018-HRP1, Class M2, 1.74%, 4/25/2043‡(a)(k)	843	844
Series 2018-HRP1, Class B1, 3.84%, 4/25/2043‡(a)(k)	2,830	2,901
Series 2018-HRP2, Class M3, 2.49%, 2/25/2047(a)(k)	13,859	14,065
Series 2018-DNA3, Class B1, 3.99%, 9/25/2048‡(a)(k)	2,300	2,383
Starwood Mortgage Residential Trust Series 2019-1, Class M1, 3.76%, 6/25/2049(a)(k)	3,500	3,502
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 1.71%, 10/25/2037(k)	2,367	2,317
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 0.94%, 5/25/2047(k)	16,049	13,391
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021(a)(h)	322	322
Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060(a)	30,000	30,410
TVC Mortgage Trust Series 2020-RTL1, Class A2, 3.97%, 9/25/2024(a)(h)	5,500	5,454
VCAT LLC Series 2021-NPL2, Class A2, 4.21%, 3/27/2051(a)(h)	5,500	5,505
Verus Securitization Trust
Series 2019-4, Class M1, 3.21%, 11/25/2059(a)(k)	5,200	5,308
Series 2019-INV3, Class B1, 3.73%, 11/25/2059‡(a)(k)	7,606	7,664
Series 2019-4, Class B1, 3.86%, 11/25/2059(a)(k)	2,200	2,235
Series 2020-1, Class A2, 2.64%, 1/25/2060(a)(h)	6,307	6,402
Series 2020-1, Class A3, 2.72%, 1/25/2060(a)(h)	4,483	4,542
Series 2020-1, Class M1, 3.02%, 1/25/2060(a)(k)	1,990	2,027
Series 2020-2, Class A1, 2.23%, 5/25/2060(a)(k)	555	561
Visio Trust Series 2019-2, Class B1, 3.91%, 11/25/2054‡(a)(k)	820	832
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051(a)(h)	15,992	16,019
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	98	101
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 2.91%, 8/25/2033(k)	126	131
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	97	99
Series 2005-AR7, Class A3, 2.84%, 8/25/2035(k)	81	84
Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR8, Class 2A, 0.98%, 10/25/2046(k)	2,791	2,517

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,303,217)		1,301,653

FOREIGN GOVERNMENT SECURITIES — 3.9%
Arab Republic of Egypt (Egypt)
7.50%, 1/31/2027(f)	4,400	5,004
5.88%, 2/16/2031(a)	3,091	3,036
7.05%, 1/15/2032(f)	12,800	13,335
8.88%, 5/29/2050(f)	10,900	11,965
Dominican Republic Government Bond (Dominican Republic)
5.30%, 1/21/2041(a)	10,822	10,844
7.45%, 4/30/2044(f)	1,000	1,203
5.88%, 1/30/2060(a)	13,650	13,428
5.88%, 1/30/2060(f)	7,800	7,673
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024(f)	9,000	8,304

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Federal Republic of Nigeria (Nigeria)
6.50%, 11/28/2027(f)	7,400	7,871
7.14%, 2/23/2030(f)	21,500	22,888
7.63%, 11/28/2047(f)	4,800	4,837
Hashemite Kingdom of Jordan (Jordan)
5.85%, 7/7/2030(f)	3,100	3,215
7.38%, 10/10/2047(f)	9,100	9,608
Islamic Republic of Pakistan (Pakistan)
6.00%, 4/8/2026(a)	17,230	17,639
7.38%, 4/8/2031(a)	8,513	8,896
Kingdom of Bahrain (Bahrain)
7.00%, 10/12/2028(f)	1,900	2,125
5.45%, 9/16/2032(a)	9,389	9,234
Republic of Angola (Angola)
9.50%, 11/12/2025(f)	700	769
8.00%, 11/26/2029(a)	5,720	5,816
8.00%, 11/26/2029(f)	4,700	4,779
9.13%, 11/26/2049(f)	6,700	6,818
Republic of Armenia (Armenia)
3.60%, 2/2/2031(a)	6,100	5,632
3.60%, 2/2/2031(f)	200	185
Republic of Belarus (Belarus)
6.88%, 2/28/2023(f)	2,600	2,594
5.88%, 2/24/2026(f)	800	750
7.63%, 6/29/2027(f)	3,700	3,672
Republic of Costa Rica (Costa Rica)
4.38%, 4/30/2025(f)	2,100	2,186
6.13%, 2/19/2031(f)	5,900	6,286
5.63%, 4/30/2043(f)	1,200	1,129
7.00%, 4/4/2044(f)	1,000	1,044
Republic of Cote d’Ivoire (Ivory Coast)
6.38%, 3/3/2028(f)	14,737	16,389
5.75%, 12/31/2032(f)(h)	2,165	2,177
6.13%, 6/15/2033(f)	5,200	5,532
Republic of El Salvador (El Salvador)
6.38%, 1/18/2027(f)	500	489
8.63%, 2/28/2029(f)	7,700	8,230
7.63%, 2/1/2041(f)	4,400	4,323
7.12%, 1/20/2050(f)	6,500	6,118
Republic of Ghana (Ghana)
Zero Coupon, 4/7/2025(a)	4,100	3,262
6.38%, 2/11/2027(f)	10,700	10,768
8.63%, 4/7/2034(a)	3,966	4,140
7.88%, 2/11/2035(a)	3,520	3,502
8.95%, 3/26/2051(f)	2,000	1,990
8.75%, 3/11/2061(f)	7,000	6,787
8.75%, 3/11/2061(a)	3,300	3,200
Republic of Iraq (Iraq)
6.75%, 3/9/2023(f)	5,900	6,047
5.80%, 1/15/2028(f)	13,475	12,959
Republic of Kenya (Kenya)
6.88%, 6/24/2024(f)	1,700	1,887
7.25%, 2/28/2028(f)	7,300	8,097
8.00%, 5/22/2032(f)	15,300	17,229
8.00%, 5/22/2032(a)	1,780	2,005
8.25%, 2/28/2048(f)	6,600	7,292
Republic of Namibia (Namibia) 5.25%, 10/29/2025(f)	4,900	5,226
Republic of Paraguay (Paraguay)
6.10%, 8/11/2044(f)	7,675	9,324
5.40%, 3/30/2050(a)	3,970	4,518
Republic of Senegal (Senegal)
6.25%, 5/23/2033(f)	8,400	8,869
6.75%, 3/13/2048(f)	14,700	14,960
Republic of South Africa (South Africa)
5.00%, 10/12/2046	2,600	2,444
5.75%, 9/30/2049	8,406	8,458
Republic of Turkey (Turkey)
4.25%, 4/14/2026	1,000	951
4.88%, 4/16/2043	5,000	3,899
Sultanate of Oman Government Bond (Oman)
4.88%, 2/1/2025(f)	4,100	4,285
5.38%, 3/8/2027(f)	6,500	6,747
6.25%, 1/25/2031(a)	6,559	6,936
7.38%, 10/28/2032(a)	7,291	8,212
Ukraine Government Bond (Ukraine)
8.99%, 2/1/2024(f)	4,800	5,379
7.75%, 9/1/2025(f)	5,600	6,209
7.75%, 9/1/2027(f)	3,000	3,333
9.75%, 11/1/2028(f)	6,700	8,019

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $444,260)		442,957

MORTGAGE-BACKED SECURITIES -3.6%
FNMA/FHLMC UMBS, Single Family, 15 Year TBA, 2.00%, 7/25/2036(j)	4,985	5,143
GNMA I 0.00%, 6/16/2061(i)(j)	58,959	12,805
GNMA I, Multi-Family REMIC Pass Through Zero Coupon, 12/16/2062	103,000	27,359
GNMA II, 30 Year
Pool # BF2605, 5.50%, 5/20/2048	860	967
Pool # BN2462, 4.50%, 6/20/2048	213	229
Pool # BH2761, 4.50%, 9/20/2048	1,764	1,956
Pool # BJ4027, 4.50%, 9/20/2048	372	412
Pool # BJ4052, 4.50%, 9/20/2048	400	443
Pool # BH5219, 4.50%, 10/20/2048	500	555
Pool # BI9909, 4.50%, 10/20/2048	816	907
Pool # BJ0977, 4.50%, 10/20/2048	467	514

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pool # BJ4126, 4.50%, 10/20/2048	544	600
Pool # BJ4168, 4.50%, 10/20/2048	674	747
Pool # BJ4297, 4.50%, 10/20/2048	414	455
Pool # BJ4354, 4.50%, 10/20/2048	677	749
Pool # BJ4396, 4.50%, 10/20/2048	867	963
Pool # BJ9835, 4.50%, 1/20/2049	1,076	1,203
Pool # BJ9839, 4.38%, 4/20/2049	608	684
Pool # BL9253, 4.50%, 6/20/2049	302	326
Pool # BN2463, 4.50%, 6/20/2049	113	123
Pool # BJ9846, 4.50%, 7/20/2049	1,521	1,702
Pool # BM5450, 4.50%, 7/20/2049	637	701
Pool # BJ9850, 4.50%, 8/20/2049	741	831
Pool # BJ9854, 4.50%, 9/20/2049	983	1,101
Pool # BJ9863, 4.50%, 11/20/2049	1,473	1,650
Pool # BQ8922, 4.50%, 12/20/2049	734	846
Pool # MA7255, 2.50%, 3/20/2051	312,114	323,568
Pool # MA7257, 3.50%, 3/20/2051	19,658	20,838

TOTAL MORTGAGE-BACKED SECURITIES (Cost $402,089)		408,377

	Shares (000)
EXCHANGE-TRADED FUNDS — 2.3%
Fixed Income — 2.3%
iShares iBoxx High Yield Corporate Bond ETF	1,499	130,639
SPDR Blackstone Senior Loan ETF	2,395	110,601
SPDR Bloomberg Barclays High Yield Bond ETF	179	19,495

Total Fixed Income		260,735

TOTAL EXCHANGE-TRADED FUNDS (Cost $258,301)		260,735

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 1.5%
U.S. Treasury Notes
0.75%, 4/30/2026	83,400	83,244
1.25%, 4/30/2028	83,300	83,274

TOTAL U.S. TREASURY OBLIGATIONS (Cost $166,371)		166,518

LOAN ASSIGNMENTS — 0.4%(l)
Aerospace & Defense — 0.0%(c)
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/4/2024(e)	4	4

Auto Components — 0.1%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 4/10/2028(e)	3,529	3,531
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 1/31/2028(e)	2,000	2,000

		5,531

Beverages — 0.0%(c)
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028(e)	2,000	1,998

Chemicals — 0.0%(c)
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 1.95%, 6/1/2024(e)	257	256
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.50%, 3/31/2027(e)	2,451	2,442

		2,698

Construction & Engineering — 0.0%(c)
Thor, Inc. 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 5/15/2025‡(e)	764	767

Containers & Packaging — 0.1%
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%), 3.39%, 4/3/2024(e)	1,492	1,454
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027(e)	3,282	3,280

		4,734

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Diversified Consumer Services — 0.0%(c)
Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 3.94%, 8/3/2026(e)	89	89

Diversified Financial Services — 0.0%(c)
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023(e)	1,110	1,108

Diversified Telecommunication Services — 0.0%(c)
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024(e)	205	204
Intelsat Jackson Holdings, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023(e)	50	51

		255

Electronic Equipment, Instruments & Components — 0.0%(c)
Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/30/2028(e)(m)	2,500	2,501

Food & Staples Retailing — 0.0%(c)
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 4/1/2024‡(e)	2,258	2,359
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024(e)	83	73

		2,432

Health Care Equipment & Supplies — 0.0%(c)
Avantor Funding, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.25%, 11/8/2027(e)	1,496	1,500

Hotels, Restaurants & Leisure — 0.0%(c)
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 8/14/2024(e)	98	97

IT Services — 0.0%(c)
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 3/9/2027(e)	1,791	1,776

Leisure Products — 0.0%(c)
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(e)(i)	53	22
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(e)(i)	247	—

		22

Machinery — 0.0%(c)
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(e)	1,974	1,977

Personal Products — 0.0%(c)
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026(e)	2,992	3,001

Pharmaceuticals — 0.0%(c)
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (1 Week LIBOR + 5.50%), 6.50%, 9/6/2024(e)	664	660
Elanco Animal Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 8/1/2027(e)	2,167	2,151

		2,811

Software — 0.0%(c)
Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(e)	1,493	1,494
Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/25/2027(e)	1,990	1,978

		3,472

Specialty Retail — 0.2%
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.59%, 12/18/2026(e)(n)	12	12

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028(e)	3,000		2,997
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.59%, 12/22/2025(e)	2,990		2,921

			5,930

Wireless Telecommunication Services — 0.0%(c)
CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027(e)	2,000		2,003

TOTAL LOAN ASSIGNMENTS (Cost $44,344)			44,706

	Shares (000)
COMMON STOCKS — 0.2%
Auto Components — 0.0%(c)
Reminco LLC*‡	2		2

Diversified Telecommunication Services — 0.0%(c)
Frontier Communications Parent, Inc.*	20		492

Food & Staples Retailing — 0.0%(c)
Moran Foods Backstop Equity*‡	45		261

Media — 0.0%(c)
Clear Channel Outdoor Holdings, Inc.*	6		13
iHeartMedia, Inc., Class A*	2		55

			68

Oil, Gas & Consumable Fuels — 0.2%
Battalion Oil Corp.*	1		8
California Resources Corp.*	4		116
Chesapeake Energy Corp.	5		272
EP Energy Corp.*	11		913
Gulfport Energy Corp.*	103		6,443
Oasis Petroleum, Inc.	90		7,933
Whiting Petroleum Corp.*	113		5,172

			20,857

Professional Services — 0.0%(c)
NMG, Inc.*	—	(o)	1

Specialty Retail — 0.0%(c)
Claire’s Stores, Inc.*‡	—	(o)	2

TOTAL COMMON STOCKS (Cost $17,525)			21,683

PREFERRED STOCKS — 0.1%
Electric Utilities — 0.1%
SCE Trust II 5.10%, 5/5/2020 ($25 par value)(p)	30		760
SCE Trust VI 5.00%, 6/26/2022 ($25 par value)(p)	240		5,990
Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	193		5,209

			11,959

Insurance — 0.0%(c)
MetLife, Inc. Series F, 4.75%, 3/15/2025 ($25 par value)(p)	97		2,575

Internet & Direct Marketing Retail — 0.0%(c)
MYT Holding LLC Series A, 10.00%, 6/6/2029‡	14		14

Oil, Gas & Consumable Fuels — 0.0%(c)
Gulfport Energy Corp.‡	1		2,313

TOTAL PREFERRED STOCKS (Cost $15,278)			16,861

	Principal Amount ($000)
MUNICIPAL BONDS — 0.0%(c)(q)
California — 0.0%(c)
Los Angeles Community College District, Election of 2008 Series E, GO, 6.75%, 8/1/2049	100		167
Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290		317
Regents of the University of California Medical Center Pooled Series F, Rev., 6.58%, 5/15/2049	255		384
University of California, Taxable Build America Series R, Rev., 5.77%, 5/15/2043	140		193
University of California, Taxable Limited Project Series J, Rev., 4.13%, 5/15/2045	100		114

Total California			1,175

Colorado — 0.0%(c)
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	175		191

Illinois — 0.0%(c)
Illinois Finance Authority, University of Chicago (The) Series A, Rev., 4.00%, 4/1/2023(r)	25		27

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Indiana — 0.0%(c)
Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series B-2, Rev., 6.12%, 1/15/2040	240		334

New Jersey — 0.0%(c)
New Jersey Transportation Trust Fund Authority, Transportation System Series 2012A, Rev., 5.00%, 6/15/2042	25		26

Texas — 0.0%(c)
North Texas Tollway Authority System, First Tier Series B, Rev., 6.72%, 1/1/2049	131		210

TOTAL MUNICIPAL BONDS (Cost $1,736)			1,963

	No. of Warrants (000)
WARRANTS — 0.0%(c)
Diversified Telecommunication Services — 0.0%(c)
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD*‡	—	(o)	7

Media — 0.0%(c)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom)*‡	—	(o)	4

Oil, Gas & Consumable Fuels — 0.0%(c)
Chesapeake Energy Corp.expiring 2/9/2026, price 27.63 USD*	16		441
expiring 2/9/2026, price 32.13 USD*	18		439
expiring 2/9/2026, price 36.18 USD*	10		214

			1,094

TOTAL WARRANTS (Cost $ — )			1,105

	Shares (000)
SHORT — TERM INVESTMENTS — 0.7%
INVESTMENT COMPANIES — 0.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(s)(t)(Cost $81,756)	81,715		81,756

Total Investments — 100.1% (Cost $11,331,822)			11,459,630
Liabilities in Excess of Other Assets — (0.1)%			(15,713)

Net Assets — 100.0%			11,443,917

Percentages indicated are based on net assets.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
CDO	Collateralized Debt Obligations
CLO	Collateralized Loan Obligations
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HB	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2021. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SPC	Special purpose company
SPDR	Standard & Poor’s Depository Receipts
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2021.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.
(i)	Defaulted security.
(j)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(k)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	All or a portion of this security is unsettled as of May 31, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	Amount rounds to less than one thousand.
(p)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of May 31, 2021.
(q)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(r)	Security is prerefunded or escrowed to maturity.
(s)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of May 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	4,178	09/2021	USD	922,229	205
U.S. Treasury 5 Year Note	10,384	09/2021	USD	1,285,750	999
U.S. Treasury 10 Year Note	1,149	09/2021	USD	151,488	127
U.S. Treasury 10 Year Ultra Note	1,190	09/2021	USD	172,271	(277)
U.S. Treasury Long Bond	39	09/2021	USD	6,093	(15)
U.S. Treasury Ultra Bond	62	09/2021	USD	11,458	27

					1,066

Short Contracts
U.S. Treasury 2 Year Note	(3,947)	09/2021	USD	(871,239)	(154)
U.S. Treasury 5 Year Note	(3,251)	09/2021	USD	(402,540)	(271)
U.S. Treasury 10 Year Note	(9,085)	09/2021	USD	(1,197,801)	(1,084)
U.S. Treasury 10 Year Ultra Note	(5,709)	09/2021	USD	(826,467)	1,589
U.S. Treasury Long Bond	(2)	09/2021	USD	(313)	1
U.S. Treasury Ultra Bond	(4,029)	09/2021	USD	(744,609)	1,723

					1,804

					2,870

Abbreviations

USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of May 31, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CNY	549,030	USD	84,899	Merrill Lynch International**	6/15/2021	1,304
KRW	8,895,943	USD	7,828	BNP Paribas**	6/15/2021	157
KRW	54,134,193	USD	48,260	Citibank, NA**	6/15/2021	331
MXN	1,695,271	USD	84,721	Citibank, NA	6/15/2021	259
USD	19,257	CLP	13,947,010	BNP Paribas**	6/15/2021	9
USD	19,314	CLP	13,946,488	Citibank, NA**	6/15/2021	67
ZAR	1,205,658	USD	84,142	Merrill Lynch International	6/15/2021	3,194

Total unrealized appreciation						5,321

CLP	56,242,203	USD	80,848	BNP Paribas**	6/15/2021	(3,230)
CLP	5,549,945	USD	7,866	Goldman Sachs International**	6/15/2021	(206)
TRY	154,481	USD	18,287	Barclays Bank plc	6/15/2021	(381)
USD	7,928	CLP	5,786,296	Citibank, NA**	6/15/2021	(57)
USD	38,614	CLP	28,112,354	Goldman Sachs International**	6/15/2021	(184)

Total unrealized depreciation						(4,058)

Net unrealized appreciation						1,263

Abbreviations

CLP	Chile Peso
CNY	China Yuan
KRW	Korean Republic Won
MXN	Mexican Peso
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
**	Non-deliverable forward.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Over-the-Counter (“OTC”) Credit default swap contracts outstanding—sell protection(a) as of May 31, 2021 (amounts in thousands):

Reference Obligation/ Index	Financing Rate Received by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CMBX.NA.BBB-.11	3.00	Monthly	Citibank, NA	11/18/2054	4.00	USD 5,000	(280)	3	(277)
CMBX.NA.BBB-.11	3.00	Monthly	Morgan Stanley	11/18/2054	4.00	USD 12,500	(668)	(23)	(691)
CMBX.NA.BBB-.12	3.00	Monthly	Citibank, NA	8/17/2061	4.00	USD 12,500	(1,093)	324	(769)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	4.00	USD 5,000	(248)	(59)	(307)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	4.00	USD 5,000	(174)	(134)	(308)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	4.00	USD 7,500	(40)	(421)	(461)
CMBX.NA.BBB-.12	3.00	Monthly	Merrill Lynch International	8/17/2061	4.00	USD 5,000	(56)	(251)	(307)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.00	USD 12,500	(138)	(630)	(768)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.00	USD 12,500	(372)	(397)	(769)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.00	USD 2,500	(123)	(31)	(154)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.00	USD 5,000	(246)	(61)	(307)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.00	USD 12,500	(59)	(708)	(767)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.00	USD 8,017	(95)	(398)	(493)
CMBX.NA.BBB-.12	3.00	Monthly	Morgan Stanley	8/17/2061	4.00	USD 5,500	(65)	(273)	(338)
CMBX.NA.BBB-.9	3.00	Monthly	Citibank, NA	9/17/2058	5.56	USD 2,500	(292)	46	(246)
CMBX.NA.BBB-.9	3.00	Monthly	Merrill Lynch International	9/17/2058	5.56	USD 5,000	(582)	89	(493)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.56	USD 5,000	(506)	13	(493)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.56	USD 12,500	(1,404)	172	(1,232)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.56	USD 7,500	(873)	134	(739)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.56	USD 7,500	(877)	138	(739)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.56	USD 12,500	(1,359)	127	(1,232)
CMBX.NA.BBB-.9	3.00	Monthly	Morgan Stanley	9/17/2058	5.56	USD 12,500	(1,913)	682	(1,231)

							(11,463)	(1,658)	(13,121)

Centrally Cleared Credit default swap contracts outstanding - sell protection(a) as of May 31, 2021 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)		Upfront Payments (Receipts) ($) (d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.87	USD	25,500	2,400	327	2,727
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.87	USD	155,000	13,473	3,099	16,572

							15,873	3,426	19,299

(a)	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(b)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
USD	United States Dollar

Summary of total OTC swap contracts outstanding as of May 31, 2021 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Liabilities
OTC Credit default swap contracts outstanding - sell protection	(11,463)	(13,121)

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

Income Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,348,403	$402,448	$1,750,851
Collateralized Mortgage Obligations	—	1,129,486	172,167	1,301,653
Commercial Mortgage-Backed Securities	—	2,357,844	874,142	3,231,986
Common Stocks
Auto Components	—	—	2	2
Diversified Telecommunication Services	492	—	—	492
Food & Staples Retailing	—	—	261	261
Media	68	—	—	68
Oil, Gas & Consumable Fuels	19,944	913	—	20,857
Professional Services	1	—	—	1
Specialty Retail	—	—	2	2

Total Common Stocks	20,505	913	265	21,683

Corporate Bonds
Aerospace & Defense	—	39,194	—	39,194
Air Freight & Logistics	—	7,961	—	7,961
Airlines	—	21,469	—	21,469
Auto Components	—	86,414	—	86,414
Automobiles	—	2,825	—	2,825
Banks	—	264,079	—	264,079
Beverages	—	852	—	852
Biotechnology	—	3,216	—	3,216
Building Products	—	30,996	—	30,996
Capital Markets	—	107,183	—	107,183
Chemicals	—	106,390	—	106,390
Commercial Services & Supplies	—	64,697	—	64,697
Communications Equipment	—	32,642	—	32,642
Construction & Engineering	—	38,091	—	38,091
Construction Materials	—	8,160	—	8,160
Consumer Finance	—	118,683	—	118,683
Containers & Packaging	—	85,290	—	85,290
Distributors	—	12,585	—	12,585
Diversified Consumer Services	—	11,256	—	11,256
Diversified Telecommunication Services	—	306,909	—	306,909
Electric Utilities	—	69,589	—	69,589
Electrical Equipment	—	9,026	—	9,026
Electronic Equipment, Instruments & Components	—	23,139	—	23,139
Energy Equipment & Services	—	20,010	—	20,010
Entertainment	—	51,797	—	51,797
Equity Real Estate Investment Trusts (REITs)	—	67,874	—	67,874
Food & Staples Retailing	—	51,301	—	51,301
Food Products	—	50,465	—	50,465
Gas Utilities	—	8,639	—	8,639
Health Care Equipment & Supplies	—	21,719	—	21,719
Health Care Providers & Services	—	226,564	—	226,564
Health Care Technology	—	16,924	—	16,924
Hotels, Restaurants & Leisure	—	146,282	—	146,282
Household Durables	—	37,416	—	37,416
Household Products	—	39,134	—	39,134
Independent Power and Renewable Electricity Producers	—	13,677	—	13,677
Insurance	—	715	—	715
Internet & Direct Marketing Retail	—	6,923	—	6,923
IT Services	—	26,880	—	26,880
Leisure Products	—	10,278	—	10,278
Machinery	—	16,319	—	16,319
Marine	—	7,521	—	7,521
Media	—	299,204	—	299,204
Metals & Mining	—	74,745	—	74,745
Mortgage Real Estate Investment Trusts (REITs)	—	34,619	—	34,619
Multiline Retail	—	9,944	—	9,944
Multi-Utilities	—	10,636	—	10,636
Oil, Gas & Consumable Fuels	—	469,181	232	469,413
Paper & Forest Products	—	3,908	—	3,908
Personal Products	—	19,847	—	19,847
Pharmaceuticals	—	141,878	—	141,878
Professional Services	—	180	—	180
Real Estate Management & Development	—	5,646	—	5,646
Road & Rail	—	38,419	—	38,419
Semiconductors & Semiconductor Equipment	—	19,554	—	19,554
Software	—	29,537	—	29,537
Specialty Retail	—	56,209	—	56,209
Technology Hardware, Storage & Peripherals	—	33,412	—	33,412
Textiles, Apparel & Luxury Goods	—	3,719	—	3,719
Thrifts & Mortgage Finance	—	14,299	—	14,299
Tobacco	—	16,183	—	16,183
Trading Companies & Distributors	—	63,200	—	63,200
Wireless Telecommunication Services	—	112,843	—	112,843

Total Corporate Bonds	—	3,728,247	232	3,728,479

Exchange-Traded Funds	260,735	—	—	260,735
Foreign Government Securities	—	442,957	—	442,957
Loan Assignments
Aerospace & Defense	—	4	—	4
Auto Components	—	5,531	—	5,531
Beverages	—	1,998	—	1,998
Chemicals	—	2,698	—	2,698
Construction & Engineering	—	—	767	767
Containers & Packaging	—	4,734	—	4,734
Diversified Consumer Services	—	89	—	89
Diversified Financial Services	—	1,108	—	1,108
Diversified Telecommunication Services	—	255	—	255
Electronic Equipment, Instruments & Components	—	2,501	—	2,501
Food & Staples Retailing	—	73	2,359	2,432
Health Care Equipment & Supplies	—	1,500	—	1,500
Hotels, Restaurants & Leisure	—	97	—	97
IT Services	—	1,776	—	1,776
Leisure Products	—	—	22	22
Machinery	—	1,977	—	1,977
Personal Products	—	3,001	—	3,001
Pharmaceuticals	—	2,811	—	2,811
Software	—	3,472	—	3,472
Specialty Retail	—	5,930	—	5,930
Wireless Telecommunication Services	—	2,003	—	2,003

Total Loan Assignments	—	41,558	3,148	44,706

Mortgage-Backed Securities	—	408,377	—	408,377
Municipal Bonds	—	1,963	—	1,963
Preferred Stocks
Electric Utilities	11,959	—	—	11,959
Insurance	2,575	—	—	2,575
Internet & Direct Marketing Retail	—	—	14	14
Oil, Gas & Consumable Fuels	—	—	2,313	2,313

Total Preferred Stocks	14,534	—	2,327	16,861

U.S. Treasury Obligations	—	166,518	—	166,518
Warrants
Diversified Telecommunication Services	—	—	7	7
Media	—	—	4	4
Oil, Gas & Consumable Fuels	1,094	—	—	1,094

Total Warrants	1,094	—	11	1,105

Short-Term Investments
Investment Companies	81,756	—	—	81,756

Total Investments in Securities	$378,624	$9,626,266	$1,454,740	$11,459,630

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5,321	$—	$5,321
Futures Contracts	4,671	—	—	4,671
Swaps	—	5,154	—	5,154
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(4,058)	—	(4,058)
Futures Contracts	(1,801)	—	—	(1,801)
Swaps	—	(3,386)	—	(3,386)

Total Net Appreciation/Depreciation in Other Financial Instruments	$2,870	$3,031	$—	$5,901

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2021
Investments in Securities:
Asset-Backed Securities	$497,037	$—	(a)	1,977.00	$8	$21,949	$(128,820)	$40,127	$(29,830)	$402,448
Collateralized Mortgage Obligations	272,048	19		(44)	(33)	6,886	(43,168)	—	(63,541)	172,167
Commercial Mortgage-Backed Securities	782,211	51		18,008	375	70,378	(3,297)	68,505	(62,089)	874,142
Common Stocks	265	(57)		57	—	—	—	—	—	265
Corporate Bonds	—	—		231	—	1	—	—	—	232
Loan Assignments	3,227	—		(54)	12	402	(439)	—	—	3,148
Preferred Stocks	21	—	(a)	699	—	1,609	(2)	—	—	2,327
Warrants	7	—		4	—	—	—	—	—	11

Total	$1,554,816	$13		$20,878	$362	$101,225	$(175,726)	$108,632	$(155,460)	$1,454,740

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $21,306.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2021.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$380,973	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (13.84%)
			Constant Default Rate	0.00% - 17.00% (0.22%)
			Yield (Discount Rate of Cash Flows)	0.37% - 25.00% (3.62%)
Asset-Backed Securities	380,973

	120,125	Discounted Cash Flow	Constant Prepayment Rate	1.00% - 38.85% (15.94%)
			Constant Default Rate	0.00% - 2.90% (0.05%)
			Yield (Discount Rate of Cash Flows)	1.00% - 17.32% (3.18%)

Collateralized Mortgage Obligations	120,125

	870,646	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.84%)
			Constant Default Rate	0.00% - 5.00% (0.02%)
			Yield (Discount Rate of Cash Flows)	1.72% - 199.00% (4.56%)

Commercial Mortgage-Backed Securities	870,646

	2,381	Terms of Exchange Offer	Expected Recovery	41.00% - 100.00% (99.53%)
Loan Assignments	2,381

	2	Pending Distribution	Expected Recovery	$1.20
Common Stocks	2

	7	Market Comparable Companies	EBITDA Multiple (b)	4.8x (4.8x)

Warrants	7

Total	$1,374,134

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2021, the value of these investments was $80,606. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$404,898	$2,221,302	$2,544,444	$—	(c)	$—	$81,756	81,715	$29	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA

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agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions to manage credit risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities

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deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.